UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03980

Morgan Stanley Institutional Fund Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	September 30,

Date of reporting period:	December 31, 2017

Item 1.  Schedule of Investments.

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2017 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (45.6%)
Agency Adjustable Rate Mortgage (0.1%)
United States (0.1%)
Federal Home Loan Mortgage Corporation,
Conventional Pool:
12 Month USD LIBOR + 1.62%, 2.51%, 7/1/45	$216	$219

Agency Fixed Rate Mortgages (2.7%)
United States (2.7%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
3.50%, 1/1/44 – 6/1/45	1,314	1,359
6.50%, 5/1/32 – 7/1/32	52	59
7.50%, 5/1/35	5	6
Federal National Mortgage Association,
Conventional Pools:
3.00%, 3/1/30 – 5/1/30	316	322
3.50%, 3/1/47	209	215
4.00%, 4/1/45 – 9/1/45	1,322	1,393
4.50%, 3/1/41 – 11/1/44	315	337
5.00%, 1/1/41 – 3/1/41	775	839
6.00%, 1/1/38	6	7
6.50%, 12/1/29	17	19
7.00%, 2/1/31	163	176
7.50%, 8/1/37	10	12
January TBA:
3.00%, 1/1/33 (a)	250	255
3.50%, 1/1/48 (a)	1,654	1,698
4.00%, 1/1/48 (a)	1,134	1,186
4.50%, 1/1/48 (a)	500	532
Government National Mortgage Association,
Various Pools:
4.00%, 8/20/41 – 11/20/42	439	463
5.50%, 8/15/39	55	61
		8,939
Asset-Backed Security (0.1%)
United States (0.1%)
CVS Pass-Through Trust,
6.04%, 12/10/28	309	344

Collateralized Mortgage Obligations - Agency Collateral Series (0.1%)
United States (0.1%)
Federal Home Loan Mortgage Corporation,
2.79%, 1/25/22	75	76
2.97%, 10/25/21	90	92
IO REMIC
6.05% - 1 Month LIBOR, 4.57%, 4/15/39 (b)	69	5
		173
Commercial Mortgage-Backed Securities (1.0%)
United States (1.0%)
CGDB Commercial Mortgage Trust,
1 Month LIBOR + 2.50%, 3.98%, 5/15/30 (b)(c)	100	100

COMM Mortgage Trust,
2.87%, 2/10/48 (c)		450	374
3.28%, 1/10/46		305	309
4.73%, 7/15/47 (b)(c)		152	133
JP Morgan Chase Commercial Mortgage Securities Trust,
4.39%, 7/15/46 (c)		100	105
4.57%, 7/15/47 (b)(c)		445	367
JPMBB Commercial Mortgage Securities Trust,
3.96%, 9/15/47 (b)(c)		205	178
4.56%, 9/15/47 (b)(c)		263	229
4.66%, 8/15/47 (b)(c)		361	311
UBS-Barclays Commercial Mortgage Trust,
3.53%, 5/10/63		255	264
WFCG Commercial Mortgage Trust,
1 Month LIBOR + 3.14%, 4.62%, 11/15/29 (b)(c)		321	322
WFRBS Commercial Mortgage Trust,
3.99%, 10/15/57 (b)(c)		362	293
5.03%, 9/15/46 (b)(c)		375	358
			3,343
Corporate Bonds (11.3%)
Australia (0.4%)
Australia & New Zealand Banking Group Ltd.,
5.13%, 9/10/19	EUR	400	521
Commonwealth Bank of Australia,
1.75%, 11/7/19 (c)	$350		347
Macquarie Bank Ltd.,
6.63%, 4/7/21 (c)		270	298
Transurban Finance Co., Pty Ltd.,
4.13%, 2/2/26 (c)		170	177
			1,343
Belgium (0.1%)
Anheuser-Busch InBev Finance, Inc.,
3.65%, 2/1/26		250	258

Canada (0.6%)
Goldcorp, Inc.,
3.70%, 3/15/23		198	203
Province of Alberta Canada,
1.75%, 8/26/20		700	690
Province of British Columbia Canada,
2.00%, 10/23/22		700	687
Royal Bank of Canada,
2.75%, 2/1/22		625	633
			2,213
China (0.1%)
Baidu, Inc.,
2.88%, 7/6/22		200	198
3.25%, 8/6/18		225	226
			424
Colombia (0.2%)
Ecopetrol SA,
5.88%, 9/18/23		630	698

France (0.9%)
Air Liquide Finance SA,
1.75%, 9/27/21 (c)		200	194

Banque Federative du Credit Mutuel SA,
2.00%, 9/19/19	EUR	500	622
BNP Paribas SA,
3.80%, 1/10/24 (c)	$525		544
5.00%, 1/15/21	95		102
BPCE SA,
5.15%, 7/21/24 (c)	450		489
Danone SA,
1.69%, 10/30/19 (c)	475		469
Electricite de France SA,
5.00%, 1/22/26 (d)	EUR	300	400
TOTAL SA,
2.71%, 5/5/23 (d)	100		128
3.88%, 5/18/22 (d)	100		135
			3,083
Germany (0.7%)
BMW US Capital LLC,
2.15%, 4/6/20 (c)	$525		523
Daimler Finance North America LLC,
1.50%, 7/5/19 (c)	300		297
Deutsche Bank AG,
2.70%, 7/13/20	625		622
Deutsche Telekom International Finance BV,
3.60%, 1/19/27 (c)	150		151
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen,
6.00%, 5/26/41	EUR	400	567
Siemens Financieringsmaatschappij N.V.,
1.30%, 9/13/19 (c)	$250		246
			2,406
Hong Kong (0.1%)
CK Hutchison International 16 Ltd.,
1.88%, 10/3/21 (c)	200		193

India (0.1%)
ONGC Videsh Vankorneft Pte Ltd.,
3.75%, 7/27/26	200		200

Israel (0.1%)
Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 7/21/21	315		288

Italy (0.1%)
FCA Bank SpA,
1.38%, 4/17/20	EUR	250	309
Telecom Italia Finance SA,
7.75%, 1/24/33	80		148
			457
Korea, Republic of (0.1%)
SK Telecom Co., Ltd.,
2.13%, 5/1/18 (c)	$200		200

Malaysia (0.2%)
Petronas Capital Ltd.,
3.50%, 3/18/25 (c)	675		693

Netherlands (0.4%)
ABN AMRO Bank N.V.,
2.88%, 6/30/25	EUR	250	318
Cooperatieve Rabobank UA,
3.95%, 11/9/22	$250		261
Series G
3.75%, 11/9/20	EUR	300	396
ING Bank N.V.,
5.80%, 9/25/23 (c)	$240		270
			1,245
Spain (0.3%)
Santander Issuances SAU,
5.18%, 11/19/25	600		649
Telefonica Emisiones SAU,
4.71%, 1/20/20	EUR	300	395
			1,044
Sweden (0.1%)
Skandinaviska Enskilda Banken AB,
2.30%, 3/11/20	$525		524

Switzerland (0.5%)
Credit Suisse AG,
0.63%, 11/20/18	EUR	550	665
6.00%, 2/15/18	$90		90
Credit Suisse Group AG,
3.57%, 1/9/23 (c)	325		331
UBS Group Funding Switzerland AG,
3.49%, 5/23/23 (c)	500		508
			1,594
United Kingdom (0.9%)
BP Capital Markets PLC,
2.50%, 11/6/22	275		274
GlaxoSmithKline Capital, Inc.,
6.38%, 5/15/38	100		141
Heathrow Funding Ltd.,
4.60%, 2/15/18	EUR	300	362
Lloyds Bank PLC,
6.50%, 3/24/20	450		616
Nationwide Building Society,
3.90%, 7/21/25 (c)	$200		210
6.25%, 2/25/20 (c)	300		324
NGG Finance PLC,
5.63%, 6/18/73	GBP	200	306
Royal Bank of Scotland Group PLC,
3.88%, 9/12/23	$550		560
Standard Chartered PLC,
2.10%, 8/19/19 (c)	300		298
			3,091
United States (5.4%)
Abbott Laboratories,
3.40%, 11/30/23	325		331
Air Lease Corp.,
2.13%, 1/15/20	400		397
Amazon.com, Inc.,
2.80%, 8/22/24 (c)	375		374

American Express Credit Corp.,
MTN
2.20%, 3/3/20	375	374
3.30%, 5/3/27	350	356
Amgen, Inc.,
2.65%, 5/11/22	425	424
Apple, Inc.,
2.50%, 2/9/22	500	501
AT&T, Inc.,
4.25%, 3/1/27	450	460
4.50%, 3/9/48	191	180
Bank of America Corp.,
4.24%, 4/24/38	325	353
MTN
4.00%, 1/22/25	375	390
Becton Dickinson and Co.,
2.89%, 6/6/22	375	373
Burlington Northern Santa Fe LLC,
4.55%, 9/1/44	195	224
Capital One Financial Corp.,
2.50%, 5/12/20	250	250
3.30%, 10/30/24	325	324
Capital One NA,
1.85%, 9/13/19	400	396
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25	100	106
6.48%, 10/23/45	150	175
Citigroup, Inc.,
5.50%, 9/13/25	250	282
8.13%, 7/15/39	175	281
Coca-Cola Co. (The),
3.20%, 11/1/23	250	260
Comcast Corp.,
4.60%, 8/15/45	130	146
ConocoPhillips Co.,
4.95%, 3/15/26	200	227
Discover Bank,
3.10%, 6/4/20	525	532
Discovery Communications LLC,
2.95%, 3/20/23	250	248
Duke Energy Corp.,
1.80%, 9/1/21	275	268
Five Corners Funding Trust,
4.42%, 11/15/23 (c)	350	376
Ford Motor Credit Co., LLC,
2.68%, 1/9/20	300	301
GE Capital International Funding Co., Unlimited Co.,
4.42%, 11/15/35	250	271
General Motors Financial Co., Inc.,
2.35%, 10/4/19	200	199
Goldman Sachs Group, Inc. (The),
2.30%, 12/13/19	340	340
MTN
4.80%, 7/8/44	275	314
Home Depot, Inc. (The),
5.88%, 12/16/36	100	136
HSBC Finance Corp.,
6.68%, 1/15/21	130	145
HSBC USA, Inc.,
3.50%, 6/23/24	100	103

Johnson Controls International PLC,
3.90%, 2/14/26	175	183
JPMorgan Chase & Co.,
2.25%, 1/23/20	900	900
3.78%, 2/1/28	325	337
Liberty Mutual Group, Inc.,
4.85%, 8/1/44 (c)	100	112
Lockheed Martin Corp.,
3.55%, 1/15/26	250	260
McDonald’s Corp.,
MTN
3.38%, 5/26/25	275	284
Medtronic, Inc.,
3.63%, 3/15/24	250	262
Merck & Co., Inc.,
2.80%, 5/18/23	250	252
Microsoft Corp.,
1.55%, 8/8/21	525	511
Monongahela Power Co.,
5.40%, 12/15/43 (c)	100	125
NBC Universal Media LLC,
4.38%, 4/1/21	175	186
NextEra Energy Capital Holdings, Inc.,
3.55%, 5/1/27	350	357
Oracle Corp.,
3.40%, 7/8/24	175	182
PepsiCo, Inc.,
3.60%, 3/1/24	250	262
PNC Bank NA,
3.10%, 10/25/27	425	425
QUALCOMM, Inc.,
2.60%, 1/30/23	275	268
Rockwell Collins, Inc.,
1.95%, 7/15/19	525	522
Thermo Fisher Scientific, Inc.,
2.95%, 9/19/26	275	268
UnitedHealth Group, Inc.,
2.88%, 3/15/23	250	253
4.25%, 3/15/43	150	165
Verizon Communications, Inc.,
4.67%, 3/15/55	231	224
Visa, Inc.,
3.15%, 12/14/25	200	205
Wal-Mart Stores, Inc.,
2.55%, 4/11/23	200	201
Wells Fargo & Co.,
3.00%, 10/23/26	850	834
		17,995
		37,949
Mortgages - Other (0.4%)
United States (0.4%)
Banc of America Alternative Loan Trust,
5.86%, 10/25/36	35	22
6.00%, 4/25/36	8	8
ChaseFlex Trust,
6.00%, 2/25/37	31	26
Federal Home Loan Mortgage Corporation,
3.00%, 9/25/45 – 7/25/46	531	523

3.50%, 5/25/45 – 7/25/46	680		686
4.00%, 5/25/45	61		62
GSR Mortgage Loan Trust,
5.75%, 1/25/37	20		19
Lehman Mortgage Trust,
5.50%, 11/25/35	8		7
6.50%, 9/25/37	27		20
			1,373
Sovereign (26.0%)
Australia (0.9%)
Australia Government Bond,
2.75%, 11/21/27	AUD	2,590	2,042
3.00%, 3/21/47	63		46
3.25%, 4/21/25	1,140		932
			3,020
Austria (0.3%)
Republic of Austria Government Bond,
1.20%, 10/20/25 (c)	EUR	900	1,153

Belgium (1.3%)
Kingdom of Belgium Government Bond,
0.80%, 6/22/25 (c)	3,440		4,271

Bermuda (0.1%)
Bermuda Government International Bond,
4.85%, 2/6/24 (c)	$390		424

Brazil (3.6%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/21	BRL	40,373	11,982

Canada (1.3%)
Canadian Government Bond,
0.50%, 3/1/22	CAD	1,802	1,357
1.50%, 6/1/26	3,860		2,947
2.75%, 12/1/48	52		46
			4,350
China (0.3%)
Sinopec Group Overseas Development 2013 Ltd.,
2.63%, 10/17/20	EUR	300	383
Sinopec Group Overseas Development 2015 Ltd.,
2.50%, 4/28/20 (c)	$575		572
			955
Denmark (0.1%)
Denmark Government Bond,
0.50%, 11/15/27	DKK	1,820	294

France (1.0%)
French Republic Government Bond OAT,
1.00%, 5/25/27	EUR	350	434
1.75%, 5/25/23	1,590		2,091
2.00%, 5/25/48 (c)	63		80
3.25%, 5/25/45	440		712
			3,317

Germany (1.0%)
Bundesrepublik Deutschland Bundesanleihe,
0.00%, 8/15/26	430		503
1.00%, 8/15/25	440		562
1.25%, 8/15/48	96		114
4.25%, 7/4/39	820		1,599
4.75%, 7/4/34	240		461
			3,239
Hungary (0.1%)
Hungary Government International Bond,
5.75%, 11/22/23	$360		412

Indonesia (0.1%)
Indonesia Government International Bond,
5.88%, 1/15/24	360		411

Ireland (0.1%)
Ireland Government Bond,
5.40%, 3/13/25	EUR	210	341

Italy (1.6%)
Italy Buoni Poliennali Del Tesoro,
1.45%, 9/15/22	1,780		2,205
2.20%, 6/1/27	680		834
2.35%, 9/15/24 (c)	1,475		2,025
5.00%, 9/1/40	260		408
			5,472
Japan (6.9%)
Japan Finance Organization for Municipalities,
1.90%, 6/22/18	JPY	60,000	537
Japan Government Ten Year Bond,
0.10%, 6/20/26	401,000		3,590
0.50%, 9/20/24	349,000		3,215
1.10%, 3/20/21 – 6/20/21	616,900		5,701
1.70%, 6/20/18	294,000		2,632
Japan Government Thirty Year Bond,
0.30%, 6/20/46	126,600		987
0.80%, 9/20/47	17,850		158
1.70%, 6/20/33	327,000		3,504
2.00%, 9/20/40	256,000		2,919
			23,243
Malaysia (0.1%)
Malaysia Government Bond,
3.96%, 9/15/25	MYR	1,600	393

Mexico (1.0%)
Mexican Bonos,
Series M
5.75%, 3/5/26	MXN	8,000	360
6.50%, 6/10/21	48,000		2,360
Petroleos Mexicanos,
4.88%, 1/18/24	$530		551
6.38%, 1/23/45	140		141
			3,412

Netherlands (0.5%)
Netherlands Government Bond,
0.25%, 7/15/25 (c)	EUR	1,260	1,512

Norway (0.1%)
Norway Government Bond,
2.00%, 5/24/23 (c)	NOK	2,000	254

Poland (0.1%)
Republic of Poland Government Bond,
4.00%, 10/25/23	PLN	860	264

Portugal (1.5%)
Portugal Obrigacoes do Tesouro OT,
2.88%, 7/21/26 (c)	EUR	1,867	2,446
4.13%, 4/14/27 (c)	1,720		2,452
			4,898
Russia (0.4%)
Russian Federal Bond - OFZ,
7.00%, 8/16/23	RUB	79,090	1,372

Spain (1.1%)
Spain Government Bond,
0.40%, 4/30/22	EUR	2,560	3,094
Spain Government Inflation Linked Bond,
1.00%, 11/30/30 (c)	468		596
			3,690
Sweden (0.0%)
Sweden Government Bond,
1.00%, 11/12/26	SEK	1,270	161

United Kingdom (2.5%)
United Kingdom Gilt,
1.50%, 1/22/21 – 7/22/47	GBP	855	1,181
2.75%, 9/7/24	2,320		3,503
4.25%, 6/7/32 – 9/7/39	1,850		3,559
			8,243
			87,083
U.S. Treasury Securities (3.9%)
United States (3.9%)
U.S. Treasury Bonds,
2.50%, 2/15/45	$3,370		3,214
2.75%, 11/15/47	615		616
3.50%, 2/15/39	1,890		2,159
U.S. Treasury Notes,
0.38%, 1/15/27	1,532		1,521
1.75%, 4/30/22	4,250		4,178
2.25%, 2/15/27	1,530		1,510
			13,198
Total Fixed Income Securities (Cost $149,262)			152,621

	Shares	Value (000)
Common Stocks (42.9%)
Australia (1.4%)
ACN 004 410 833 Ltd. (e)(g)	14,100	—
AGL Energy Ltd.	3,002	57
Alumina Ltd.	10,665	20
Amcor Ltd.	5,092	61
AMP Ltd.	12,841	52
APA Group	4,839	31
Aristocrat Leisure Ltd.	2,340	43
ASX Ltd.	840	36
Aurizon Holdings Ltd.	8,978	35
AusNet Services	7,757	11
Australia & New Zealand Banking Group Ltd.	13,650	305
Bank of Queensland Ltd.	1,729	17
Bendigo & Adelaide Bank Ltd.	2,137	19
BHP Billiton Ltd.	13,660	314
Boral Ltd.	5,103	31
Brambles Ltd.	6,979	55
Caltex Australia Ltd.	1,169	31
Challenger Ltd.	2,490	27
CIMIC Group Ltd.	425	17
Coca-Cola Amatil Ltd.	2,500	17
Cochlear Ltd.	248	33
Commonwealth Bank of Australia	7,687	480
Computershare Ltd.	2,043	26
Crown Resorts Ltd.	1,567	16
CSL Ltd.	1,973	217
Dexus REIT	4,236	32
Domino’s Pizza Enterprises Ltd.	269	10
Flight Centre Travel Group Ltd.	252	9
Fortescue Metals Group Ltd.	6,611	25
Goodman Group REIT	7,892	52
GPT Group (The) REIT	7,868	31
Harvey Norman Holdings Ltd.	2,391	8
Healthscope Ltd.	7,360	12
Incitec Pivot Ltd.	7,350	22
Insurance Australia Group Ltd.	10,575	60
James Hardie Industries PLC CDI	1,957	34
Lend Lease Group REIT	2,410	31
Macquarie Group Ltd.	1,338	104
Medibank Pvt Ltd.	12,013	31
Mirvac Group REIT	16,277	30
National Australia Bank Ltd.	12,472	287
Newcrest Mining Ltd.	3,270	58
Oil Search Ltd.	5,935	36
Orica Ltd.	1,633	23
Origin Energy Ltd. (e)	7,631	56
Qantas Airways Ltd.	2,102	8
QBE Insurance Group Ltd.	6,301	52
Ramsay Health Care Ltd.	607	33
REA Group Ltd.	230	14
Rio Tinto Ltd.	1,820	107
Santos Ltd. (e)	7,856	33
Scentre Group REIT	23,340	76
Seek Ltd.	1,457	22
Shopping Centres Australasia Property Group REIT	60	—@
Sonic Healthcare Ltd.	1,810	32

South32 Ltd.	22,722	62
Stockland REIT	11,530	40
Suncorp Group Ltd.	5,606	61
Sydney Airport	4,804	26
Tabcorp Holdings Ltd.	8,661	38
Telstra Corp., Ltd.	18,578	53
TPG Telecom Ltd.	1,480	8
Transurban Group	8,890	86
Treasury Wine Estates Ltd.	3,197	40
Vicinity Centres REIT	14,539	31
Vocus Group Ltd.	2,319	6
Wesfarmers Ltd.	4,895	170
Westfield Corp. REIT	8,627	64
Westpac Banking Corp.	15,089	368
Woodside Petroleum Ltd.	3,333	86
Woolworths Group Ltd.	5,695	121
		4,539
Austria (0.1%)
BUWOG AG (e)	172	6
Erste Group Bank AG (e)	2,270	98
IMMOFINANZ AG (e)	3,441	9
Raiffeisen Bank International AG (e)	949	34
voestalpine AG	1,248	75
		222
Belgium (0.5%)
Ageas	2,822	138
Anheuser-Busch InBev N.V.	6,337	707
Colruyt SA	850	44
Groupe Bruxelles Lambert SA	1,368	147
KBC Group N.V.	4,879	416
Umicore SA	2,944	139
		1,591
Canada (1.9%)
Agnico Eagle Mines Ltd.	900	42
Agrium, Inc.	700	80
Alimentation Couche-Tard, Inc., Class B	1,900	99
AltaGas Ltd.	800	18
ARC Resources Ltd.	1,500	18
Atco Ltd., Class I	400	14
Bank of Montreal	2,800	224
Bank of Nova Scotia (The)	5,200	336
Barrick Gold Corp.	4,800	69
BCE, Inc.	800	38
Blackberry Ltd. (e)	2,200	25
Bombardier, Inc. (e)	8,300	20
Brookfield Asset Management, Inc., Class A	3,750	163
CAE, Inc.	1,000	19
Cameco Corp.	1,800	17
Canadian Imperial Bank of Commerce	1,700	166
Canadian National Railway Co.	3,400	280
Canadian Natural Resources Ltd.	4,700	168
Canadian Pacific Railway Ltd.	800	146
Canadian Tire Corp., Ltd., Class A	400	52
Canadian Utilities Ltd., Class A	700	21
CCL Industries, Inc., Class B	900	42
Cenovus Energy, Inc.	3,600	33

CGI Group, Inc., Class A (e)	1,000	54
CI Financial Corp.	1,000	24
Constellation Software, Inc.	100	61
Crescent Point Energy Corp.	2,400	18
Dollarama, Inc.	600	75
Eldorado Gold Corp.	2,900	4
Element Fleet Management Corp.	1,700	13
Emera, Inc.	300	11
Empire Co., Ltd., Class A	800	16
Enbridge, Inc.	4,200	164
Encana Corp.	4,200	56
Fairfax Financial Holdings Ltd.	100	53
Finning International, Inc.	800	20
First Capital Realty, Inc.	700	12
First Quantum Minerals Ltd.	2,900	41
Fortis, Inc.	1,800	66
Franco-Nevada Corp.	800	64
George Weston Ltd.	300	26
Gildan Activewear, Inc.	900	29
Goldcorp, Inc.	3,500	45
Great-West Lifeco, Inc.	1,200	33
H&R Real Estate Investment Trust REIT	800	14
Husky Energy, Inc. (e)	1,555	22
Hydro One Ltd. (c)	900	16
IGM Financial, Inc.	500	18
Imperial Oil Ltd.	1,200	37
Industrial Alliance Insurance & Financial Services, Inc.	600	29
Intact Financial Corp.	700	58
Inter Pipeline Ltd.	1,500	31
Jean Coutu Group PJC, Inc. (The), Class A	400	8
Keyera Corp.	900	25
Kinross Gold Corp. (e)	5,100	22
Lightstream Resources Ltd. (e)(f)(g)	1,136	—
Linamar Corp.	300	17
Loblaw Cos., Ltd.	973	53
Magna International, Inc.	1,700	96
Manulife Financial Corp.	8,700	181
Methanex Corp.	500	30
Metro, Inc.	1,000	32
National Bank of Canada	1,400	70
Onex Corp.	500	37
Open Text Corp.	1,000	36
Pembina Pipeline Corp.	2,343	85
Peyto Exploration & Development Corp.	800	10
Potash Corp. of Saskatchewan, Inc.	3,800	78
Power Corp. of Canada	1,600	41
Power Financial Corp.	1,100	30
PrairieSky Royalty Ltd.	806	21
Restaurant Brands International, Inc.	1,000	61
RioCan Real Estate Investment Trust REIT	800	15
Rogers Communications, Inc., Class B	1,600	81
Royal Bank of Canada	6,400	523
Saputo, Inc.	1,100	39
Seven Generations Energy Ltd., Class A (e)	1,100	16
Shaw Communications, Inc., Class B	1,800	41
SmartCentres Real Estate Investment Trust REIT	400	10
SNC-Lavalin Group, Inc.	800	36
Sun Life Financial, Inc.	2,600	107
Suncor Energy, Inc.	7,356	270
Teck Resources Ltd., Class B	2,500	65
TELUS Corp.	900	34

Thomson Reuters Corp.	1,400	61
Toronto-Dominion Bank (The)	8,000	469
Tourmaline Oil Corp. (e)	900	16
TransCanada Corp.	3,800	185
Trisura Group Ltd. (e)	27	1
Turquoise Hill Resources Ltd. (e)	4,400	15
Valeant Pharmaceuticals International, Inc. (e)	1,400	29
Vermilion Energy, Inc.	600	22
West Fraser Timber Co., Ltd.	400	25
Wheaton Precious Metals Corp.	1,900	42
Yamana Gold, Inc.	3,800	12
		6,247
China (0.0%)
Yum China Holdings, Inc.	573	23

Denmark (0.5%)
AP Moller - Maersk A/S Series A	16	27
AP Moller - Maersk A/S Series B	31	54
Carlsberg A/S Series B	55	6
Coloplast A/S Series B	67	5
Danske Bank A/S	3,389	132
DSV A/S	7,636	601
ISS A/S	5,755	222
Novo Nordisk A/S Series B	10,917	587
Novozymes A/S Series B	1,553	89
TDC A/S	301	2
Vestas Wind Systems A/S	1,954	134
		1,859
Finland (0.3%)
Fortum Oyj	5,723	113
Kone Oyj, Class B	4,765	256
Nokia Oyj	32,678	153
Nokian Renkaat Oyj	1,316	59
Sampo Oyj, Class A	3,364	185
UPM-Kymmene Oyj	10,953	340
		1,106
France (5.9%)
Accor SA	16,934	873
Aeroports de Paris (ADP)	1,086	206
Air Liquide SA	3,171	399
Alstom SA	3,867	161
ArcelorMittal (e)	3,812	123
Atos SE	4,522	658
AXA SA	15,856	470
BNP Paribas SA	17,980	1,341
Bouygues SA	14,770	767
Bureau Veritas SA	2,183	60
Capgemini SE	10,122	1,198
Carrefour SA	5,203	113
CGG SA (e)	59	—@
Cie de Saint-Gobain	13,832	761
Cie Generale des Etablissements Michelin	1,742	250
Credit Agricole SA	16,181	267
Danone SA	6,265	525
Edenred	1,712	50
Electricite de France SA	3,973	50

Engie SA	11,492	197
Essilor International Cie Generale d’Optique SA	1,435	198
Eutelsat Communications SA	750	17
Getlink SE	21,344	275
Hermes International	249	133
ICADE REIT	81	8
JCDecaux SA	611	25
Kering	1,274	601
L’Oreal SA	2,260	501
LVMH Moet Hennessy Louis Vuitton SE	2,157	634
Natixis SA	7,627	60
Orange SA	18,237	316
Pernod Ricard SA	1,742	276
Peugeot SA	59,293	1,204
Publicis Groupe SA	983	67
Renault SA	1,782	179
Rexel SA	13,472	244
Sanofi	10,884	937
SES SA	2,269	35
Societe Generale SA	12,712	655
Sodexo SA	1,149	154
Suez	3,938	69
Television Francaise 1	1,104	16
Thales SA	1,185	128
TOTAL SA	19,681	1,086
Unibail-Rodamco SE REIT	1,518	382
Vallourec SA (e)	2,270	14
Veolia Environnement SA	5,271	135
Vinci SA	24,106	2,459
Vivendi SA	15,248	410
		19,687
Germany (3.4%)
Adidas AG	1,632	326
Allianz SE (Registered)	3,812	873
Axel Springer SE	158	12
BASF SE	9,651	1,059
Bayer AG (Registered)	6,343	789
Bayerische Motoren Werke AG	2,629	273
Beiersdorf AG	799	94
CECONOMY AG	997	15
Commerzbank AG (e)	12,282	184
Continental AG	501	135
Daimler AG (Registered)	5,812	494
Deutsche Bank AG (Registered)	11,045	210
Deutsche Boerse AG	8,226	953
Deutsche Lufthansa AG (Registered)	3,055	112
Deutsche Post AG (Registered)	4,704	223
Deutsche Telekom AG (Registered)	24,414	433
E.ON SE	15,003	163
Fraport AG Frankfurt Airport Services Worldwide	2,097	231
Fresenius Medical Care AG & Co., KGaA	1,462	154
Fresenius SE & Co., KGaA	2,950	230
Henkel AG & Co., KGaA	1,334	160
Henkel AG & Co., KGaA (Preference)	1,920	254
Infineon Technologies AG	10,042	274
K+S AG (Registered)	1,227	31
LANXESS AG	777	62
Linde AG (e)	1,276	298
Merck KGaA	984	106

METRO AG (e)	997	20
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,614	350
OSRAM Licht AG	718	64
Porsche Automobil Holding SE (Preference)	732	61
ProSiebenSat.1 Media SE (Registered)	502	17
QIAGEN N.V. (e)	2,273	71
RWE AG (e)	3,195	65
SAP SE	8,658	971
Siemens AG (Registered)	7,184	997
Suedzucker AG	385	8
thyssenKrupp AG	4,602	134
Uniper SE	1,597	50
Volkswagen AG	272	55
Volkswagen AG (Preference)	1,362	271
		11,282
Greece (0.0%)
National Bank of Greece SA (e)	95	—@

Hong Kong (0.7%)
AIA Group Ltd.	54,000	460
ASM Pacific Technology Ltd.	1,000	14
Bank of East Asia Ltd. (The)	5,597	24
BOC Hong Kong Holdings Ltd.	17,000	86
Cathay Pacific Airways Ltd. (e)	5,000	8
CK Asset Holdings Ltd.	11,864	104
CK Hutchison Holdings Ltd.	11,864	149
CK Infrastructure Holdings Ltd.	3,500	30
CLP Holdings Ltd.	7,500	77
First Pacific Co., Ltd.	10,000	7
Galaxy Entertainment Group Ltd.	10,000	80
Hanergy Thin Film Power Group Ltd. (e)(f)(g)	42,000	—@
Hang Lung Group Ltd.	4,000	15
Hang Lung Properties Ltd.	10,000	24
Hang Seng Bank Ltd.	3,500	87
Henderson Land Development Co., Ltd.	5,491	36
HK Electric Investments & HK Electric Investments Ltd. (c)	12,000	11
HKT Trust & HKT Ltd.	11,000	14
Hong Kong & China Gas Co., Ltd.	37,951	74
Hong Kong Exchanges & Clearing Ltd.	5,257	161
Hongkong Land Holdings Ltd.	5,200	36
Hysan Development Co., Ltd.	3,000	16
I-CABLE Communications Ltd. (e)	7,559	—@
Jardine Matheson Holdings Ltd.	1,000	61
Kerry Properties Ltd.	3,000	13
Li & Fung Ltd.	26,000	14
Link REIT	10,033	93
Melco Resorts & Entertainment Ltd. ADR	800	23
MGM China Holdings Ltd.	4,000	12
MTR Corp., Ltd.	6,819	40
New World Development Co., Ltd.	27,097	41
NWS Holdings Ltd.	7,000	13
PCCW Ltd.	19,000	11
Power Assets Holdings Ltd.	6,000	51
Sands China Ltd.	10,800	56
Shangri-La Asia Ltd.	6,000	13
Sino Land Co., Ltd.	13,696	24
SJM Holdings Ltd.	9,000	8
Sun Hung Kai Properties Ltd.	6,504	108

Swire Pacific Ltd., Class A	2,500	23
Swire Properties Ltd.	5,150	17
Techtronic Industries Co., Ltd.	6,000	39
WH Group Ltd. (c)	36,000	41
Wharf Holdings Ltd. (The)	6,200	21
Wharf Real Estate Investment Co., Ltd. (e)	6,200	41
Wheelock & Co., Ltd.	4,000	29
Wynn Macau Ltd.	7,200	23
Yue Yuen Industrial Holdings Ltd.	3,500	14
		2,342
Ireland (0.1%)
Bank of Ireland Group PLC (e)	7,571	65
CRH PLC	6,571	236
		301
Italy (1.4%)
Assicurazioni Generali SpA	10,900	198
Atlantia SpA	29,090	918
Banco BPM SpA (e)	1,913	6
CNH Industrial N.V.	6,254	84
Enel SpA	59,837	368
Eni SpA	20,963	347
Ferrari N.V.	938	98
Fiat Chrysler Automobiles N.V. (e)	9,388	167
Intesa Sanpaolo SpA	192,771	638
Italgas SpA	3,902	24
Leonardo SpA	1,132	13
Luxottica Group SpA	1,055	65
Mediobanca SpA	88,838	1,006
Prysmian SpA	1,136	37
Rizzoli Corriere Della Sera Mediagroup SpA (e)	636	1
Saipem SpA (e)	202	1
Snam SpA	19,513	96
Telecom Italia SpA (e)	85,439	74
Telecom Italia SpA	60,436	43
Tenaris SA	3,918	62
Terna Rete Elettrica Nazionale SpA	8,893	52
UniCredit SpA (e)	24,560	457
Unione di Banche Italiane SpA	12,042	52
		4,807
Japan (4.9%)
ABC-Mart, Inc.	200	11
Acom Co., Ltd. (e)	1,800	8
Aeon Co., Ltd.	2,700	46
AEON Financial Service Co., Ltd.	500	12
Aeon Mall Co., Ltd.	500	10
Air Water, Inc.	700	15
Aisin Seiki Co., Ltd.	800	45
Ajinomoto Co., Inc.	2,500	47
Alfresa Holdings Corp.	900	21
Alps Electric Co., Ltd.	900	26
Amada Holdings Co., Ltd.	1,600	22
Aozora Bank Ltd.	500	19
Asahi Glass Co., Ltd.	900	39
Asahi Group Holdings Ltd.	1,800	89
Asahi Kasei Corp.	5,900	76
Asics Corp.	700	11

Astellas Pharma, Inc.	9,700	123
Bandai Namco Holdings, Inc.	1,000	33
Bank of Kyoto Ltd. (The)	300	16
Benesse Holdings, Inc.	300	11
Bridgestone Corp.	3,000	140
Brother Industries Ltd.	1,100	27
Calbee, Inc.	400	13
Canon, Inc.	5,000	186
Casio Computer Co., Ltd.	900	13
Central Japan Railway Co.	700	125
Chiba Bank Ltd. (The)	3,000	25
Chubu Electric Power Co., Inc.	3,000	37
Chugai Pharmaceutical Co., Ltd.	1,000	51
Chugoku Bank Ltd. (The)	700	9
Chugoku Electric Power Co., Inc. (The)	1,300	14
Coca-Cola West Co., Ltd.	600	22
Concordia Financial Group Ltd.	5,500	33
Credit Saison Co., Ltd.	700	13
CYBERDYNE, Inc. (e)	400	7
Dai Nippon Printing Co., Ltd.	1,200	27
Dai-ichi Life Holdings, Inc.	4,900	101
Daicel Corp.	1,300	15
Daiichi Sankyo Co., Ltd.	2,600	68
Daikin Industries Ltd.	1,200	142
Daito Trust Construction Co., Ltd.	300	61
Daiwa House Industry Co., Ltd.	2,600	100
Daiwa House Investment Corp. REIT	7	17
Daiwa Securities Group, Inc.	7,000	44
DeNA Co., Ltd.	500	10
Denso Corp.	2,200	132
Dentsu, Inc.	1,000	42
Disco Corp.	100	22
Don Quijote Holdings Co., Ltd.	500	26
East Japan Railway Co.	1,500	146
Eisai Co., Ltd.	1,200	68
Electric Power Development Co., Ltd.	700	19
FamilyMart UNY Holdings Co., Ltd.	400	28
FANUC Corp.	900	216
Fast Retailing Co., Ltd.	200	80
Fuji Electric Co., Ltd.	3,000	23
FUJIFILM Holdings Corp.	1,900	78
Fujitsu Ltd.	9,000	64
Fukuoka Financial Group, Inc.	3,000	17
Hachijuni Bank Ltd. (The)	1,900	11
Hakuhodo DY Holdings, Inc.	1,100	14
Hamamatsu Photonics KK	700	23
Hankyu Hanshin Holdings, Inc.	1,100	44
Hikari Tsushin, Inc.	100	14
Hino Motors Ltd.	1,200	16
Hirose Electric Co., Ltd.	100	15
Hiroshima Bank Ltd. (The)	1,100	10
Hisamitsu Pharmaceutical Co., Inc.	300	18
Hitachi Chemical Co., Ltd.	500	13
Hitachi Construction Machinery Co., Ltd.	500	18
Hitachi High-Technologies Corp.	300	13
Hitachi Ltd.	23,000	179
Hitachi Metals Ltd.	1,000	14
Honda Motor Co., Ltd.	8,000	274
Hoshizaki Corp.	300	26
Hoya Corp.	1,900	95
Hulic Co., Ltd.	1,400	16

Idemitsu Kosan Co., Ltd.	600	24
IHI Corp.	700	23
Iida Group Holdings Co., Ltd.	700	13
Inpex Corp.	4,400	55
Isetan Mitsukoshi Holdings Ltd.	1,500	19
Isuzu Motors Ltd.	2,600	43
ITOCHU Corp.	6,900	129
J Front Retailing Co., Ltd.	1,100	21
Japan Airlines Co., Ltd.	500	20
Japan Airport Terminal Co., Ltd.	200	7
Japan Exchange Group, Inc.	2,400	42
Japan Post Bank Co., Ltd.	1,800	23
Japan Post Holdings Co., Ltd.	7,200	83
Japan Prime Realty Investment Corp. REIT	4	13
Japan Real Estate Investment Corp. REIT	6	28
Japan Retail Fund Investment Corp. REIT	13	24
Japan Tobacco, Inc.	5,100	164
JFE Holdings, Inc.	2,400	58
JGC Corp.	1,000	19
JSR Corp.	900	18
JTEKT Corp.	1,000	17
JXTG Holdings, Inc.	14,200	92
Kajima Corp.	4,000	38
Kakaku.com, Inc.	600	10
Kamigumi Co., Ltd.	500	11
Kaneka Corp.	1,000	9
Kansai Electric Power Co., Inc. (The)	3,300	40
Kansai Paint Co., Ltd.	900	23
Kao Corp.	2,300	156
Kawasaki Heavy Industries Ltd.	700	25
KDDI Corp.	8,200	204
Keihan Holdings Co., Ltd.	400	12
Keikyu Corp.	1,000	19
Keio Corp.	500	22
Keisei Electric Railway Co., Ltd.	600	19
Keyence Corp.	500	279
Kikkoman Corp.	700	28
Kintetsu Group Holdings Co., Ltd.	800	31
Kirin Holdings Co., Ltd.	4,000	101
Kobe Steel Ltd. (e)	1,500	14
Koito Manufacturing Co., Ltd.	500	35
Komatsu Ltd.	4,400	159
Konami Holdings Corp.	400	22
Konica Minolta, Inc.	2,200	21
Kose Corp.	100	16
Kubota Corp.	4,900	96
Kuraray Co., Ltd.	1,700	32
Kurita Water Industries Ltd.	500	16
Kyocera Corp.	1,500	98
Kyowa Hakko Kirin Co., Ltd.	1,200	23
Kyushu Electric Power Co., Inc.	2,000	21
Kyushu Financial Group, Inc.	1,600	10
Kyushu Railway Co.	800	25
Lawson, Inc.	200	13
LINE Corp. (e)	200	8
Lion Corp.	1,100	21
LIXIL Group Corp.	1,200	32
M3, Inc.	1,000	35
Mabuchi Motor Co., Ltd.	200	11
Makita Corp.	1,100	46
Marubeni Corp.	7,600	55

Marui Group Co., Ltd.	900	16
Maruichi Steel Tube Ltd.	300	9
Mazda Motor Corp.	2,600	35
McDonald’s Holdings Co. Japan Ltd.	300	13
Mebuki Financial Group, Inc.	4,700	20
Medipal Holdings Corp.	800	16
MEIJI Holdings Co., Ltd.	600	51
Minebea Mitsumi, Inc.	1,900	40
Miraca Holdings, Inc.	300	13
MISUMI Group, Inc.	1,300	38
Mitsubishi Chemical Holdings Corp.	6,700	74
Mitsubishi Corp.	7,100	196
Mitsubishi Electric Corp.	9,100	151
Mitsubishi Estate Co., Ltd.	5,800	101
Mitsubishi Gas Chemical Co., Inc.	900	26
Mitsubishi Heavy Industries Ltd.	1,500	56
Mitsubishi Materials Corp.	500	18
Mitsubishi Motors Corp.	3,100	22
Mitsubishi Tanabe Pharma Corp.	1,000	21
Mitsui & Co., Ltd.	7,900	128
Mitsui Chemicals, Inc.	900	29
Mitsui Fudosan Co., Ltd.	4,100	92
Mitsui OSK Lines Ltd.	500	17
Mixi, Inc.	200	9
Mizuho Financial Group, Inc.	111,600	203
MS&AD Insurance Group Holdings, Inc.	2,200	74
Murata Manufacturing Co., Ltd.	900	120
Nabtesco Corp.	500	19
Nagoya Railroad Co., Ltd.	800	20
NEC Corp.	1,200	32
Nexon Co., Ltd. (e)	900	26
NGK Insulators Ltd.	1,200	23
NGK Spark Plug Co., Ltd.	800	19
NH Foods Ltd.	1,000	24
Nidec Corp.	1,200	168
Nikon Corp.	1,600	32
Nintendo Co., Ltd.	500	182
Nippon Building Fund, Inc. REIT	6	29
Nippon Electric Glass Co., Ltd.	400	15
Nippon Express Co., Ltd.	400	27
Nippon Paint Holdings Co., Ltd.	800	25
Nippon Prologis, Inc. REIT	9	19
Nippon Steel & Sumitomo Metal Corp.	3,400	87
Nippon Telegraph & Telephone Corp.	3,200	151
Nippon Yusen KK (e)	700	17
Nissan Chemical Industries Ltd.	600	24
Nissan Motor Co., Ltd.	10,800	108
Nisshin Seifun Group, Inc.	900	18
Nissin Foods Holdings Co., Ltd.	300	22
Nitori Holdings Co., Ltd.	400	57
Nitto Denko Corp.	800	71
NOK Corp.	400	9
Nomura Holdings, Inc.	16,500	97
Nomura Real Estate Holdings, Inc.	600	13
Nomura Real Estate Master Fund, Inc. REIT	17	21
Nomura Research Institute Ltd.	600	28
NSK Ltd.	1,800	28
NTT Data Corp.	2,900	34
NTT DOCOMO, Inc.	6,300	149
Obayashi Corp.	3,000	36
Obic Co., Ltd.	300	22

Odakyu Electric Railway Co., Ltd.	1,300	28
Oji Holdings Corp.	4,000	27
Olympus Corp.	1,400	54
Omron Corp.	900	54
Ono Pharmaceutical Co., Ltd.	1,900	44
Oracle Corp. Japan	200	17
Oriental Land Co., Ltd.	1,000	91
ORIX Corp.	6,100	103
Osaka Gas Co., Ltd.	1,800	35
Otsuka Corp.	200	15
Otsuka Holdings Co., Ltd.	1,800	79
Panasonic Corp.	10,500	154
Park24 Co., Ltd.	500	12
Pola Orbis Holdings, Inc.	400	14
Rakuten, Inc.	4,300	39
Recruit Holdings Co., Ltd.	5,200	129
Renesas Electronics Corp. (e)	2,400	28
Resona Holdings, Inc.	10,300	62
Ricoh Co., Ltd.	3,300	31
Rinnai Corp.	200	18
Rohm Co., Ltd.	400	44
Ryohin Keikaku Co., Ltd.	100	31
Sankyo Co., Ltd.	200	6
Santen Pharmaceutical Co., Ltd.	1,700	27
SBI Holdings, Inc.	900	19
Secom Co., Ltd.	1,000	76
Sega Sammy Holdings, Inc.	800	10
Seibu Holdings, Inc.	900	17
Seiko Epson Corp.	1,300	31
Sekisui Chemical Co., Ltd.	1,900	38
Sekisui House Ltd.	2,700	49
Seven & i Holdings Co., Ltd.	3,500	145
Seven Bank Ltd.	2,700	9
Sharp Corp. (e)	700	24
Shimadzu Corp.	1,200	27
Shimamura Co., Ltd.	100	11
Shimano, Inc.	300	42
Shimizu Corp.	2,600	27
Shin-Etsu Chemical Co., Ltd.	1,800	183
Shinsei Bank Ltd.	700	12
Shionogi & Co., Ltd.	1,400	76
Shiseido Co., Ltd.	1,800	87
Shizuoka Bank Ltd. (The)	2,000	21
Showa Shell Sekiyu KK	900	12
SMC Corp.	300	124
SoftBank Group Corp.	4,000	316
Sohgo Security Services Co., Ltd.	300	16
Sompo Holdings, Inc.	1,600	62
Sony Corp.	6,000	270
Sony Financial Holdings, Inc.	800	14
Stanley Electric Co., Ltd.	700	28
Start Today Co., Ltd.	900	27
Subaru Corp.	2,900	92
Sumitomo Chemical Co., Ltd.	8,000	58
Sumitomo Corp.	5,500	93
Sumitomo Dainippon Pharma Co., Ltd.	700	10
Sumitomo Electric Industries Ltd.	3,500	59
Sumitomo Heavy Industries Ltd.	500	21
Sumitomo Metal Mining Co., Ltd.	1,200	55
Sumitomo Mitsui Financial Group, Inc.	6,200	268
Sumitomo Mitsui Trust Holdings, Inc.	1,500	60

Sumitomo Realty & Development Co., Ltd.	2,000	66
Sumitomo Rubber Industries Ltd.	800	15
Sundrug Co., Ltd.	300	14
Suntory Beverage & Food Ltd.	600	27
Suruga Bank Ltd.	800	17
Suzuken Co., Ltd.	300	12
Suzuki Motor Corp.	1,600	93
Sysmex Corp.	700	55
T&D Holdings, Inc.	2,500	43
Taiheiyo Cement Corp.	600	26
Taisei Corp.	1,000	50
Taisho Pharmaceutical Holdings Co., Ltd.	100	8
Taiyo Nippon Sanso Corp.	600	8
Takashimaya Co., Ltd.	1,000	11
Takeda Pharmaceutical Co., Ltd.	3,300	187
TDK Corp.	600	48
Teijin Ltd.	900	20
Terumo Corp.	1,500	71
THK Co., Ltd.	600	22
Tobu Railway Co., Ltd.	900	29
Toho Co., Ltd.	500	17
Toho Gas Co., Ltd.	300	8
Tohoku Electric Power Co., Inc.	2,100	27
Tokio Marine Holdings, Inc.	3,100	141
Tokyo Electric Power Co., Holdings, Inc. (e)	6,700	27
Tokyo Electron Ltd.	700	125
Tokyo Gas Co., Ltd.	1,800	41
Tokyo Tatemono Co., Ltd.	900	12
Tokyu Corp.	2,400	38
Tokyu Fudosan Holdings Corp.	2,300	17
Toppan Printing Co., Ltd.	2,000	18
Toray Industries, Inc.	6,900	65
Toshiba Corp. (e)	19,000	53
Tosoh Corp.	1,400	32
TOTO Ltd.	700	41
Toyo Seikan Group Holdings Ltd.	700	11
Toyo Suisan Kaisha Ltd.	400	17
Toyoda Gosei Co., Ltd.	300	8
Toyota Industries Corp.	800	51
Toyota Motor Corp.	12,200	781
Toyota Tsusho Corp.	1,000	40
Trend Micro, Inc.	600	34
Tsuruha Holdings, Inc.	200	27
Unicharm Corp.	1,900	49
United Urban Investment Corp. REIT	14	20
USS Co., Ltd.	1,000	21
West Japan Railway Co.	800	58
Yahoo Japan Corp.	6,600	30
Yakult Honsha Co., Ltd.	400	30
Yamada Denki Co., Ltd.	2,900	16
Yamaguchi Financial Group, Inc.	1,000	12
Yamaha Corp.	800	29
Yamaha Motor Co., Ltd.	1,300	43
Yamato Holdings Co., Ltd.	1,600	32
Yamazaki Baking Co., Ltd.	600	12
Yaskawa Electric Corp.	1,300	57
Yokogawa Electric Corp.	1,100	21
Yokohama Rubber Co., Ltd. (The)	500	12
		16,291

Netherlands (1.6%)
ABN AMRO Group N.V. CVA (c)	1,911	61
Akzo Nobel N.V.	3,884	340
ASML Holding N.V.	2,235	388
Coca-Cola European Partners PLC	414	17
Fugro N.V. CVA (e)	617	10
Heineken N.V.	3,302	344
ING Groep N.V.	74,331	1,368
Koninklijke Ahold Delhaize N.V.	23,895	524
Koninklijke DSM N.V.	2,992	285
Koninklijke KPN N.V.	5,801	20
Koninklijke Philips N.V.	10,727	406
Koninklijke Vopak N.V.	945	41
PostNL N.V.	4,371	21
Randstad Holding N.V.	12,070	741
Unilever N.V. CVA	13,508	759
		5,325
New Zealand (0.0%)
Auckland International Airport Ltd.	4,487	21
Contact Energy Ltd.	3,355	13
Fletcher Building Ltd.	3,166	17
Mercury NZ Ltd.	3,250	8
Meridian Energy Ltd.	6,024	12
Ryman Healthcare Ltd.	1,773	13
Spark New Zealand Ltd.	8,402	22
		106
Norway (0.4%)
Akastor ASA (e)	1,833	4
Aker Solutions ASA (e)	1,833	10
DNB ASA	11,838	219
Kvaerner ASA (e)	1,677	3
Norsk Hydro ASA	13,781	104
Orkla ASA	10,248	109
REC Silicon ASA (e)	6,482	1
Seadrill Ltd. (e)	328	—@
Statoil ASA	13,168	282
Subsea 7 SA	3,127	47
Telenor ASA	16,272	349
Yara International ASA	2,039	93
		1,221
Poland (0.0%)
Jeronimo Martins SGPS SA	2,885	56

Portugal (0.0%)
Galp Energia SGPS SA	2,692	50
Pharol SGPS SA (Registered) (e)	11,120	3
		53
Russia (0.3%)
Gazprom PJSC ADR	30,208	133
LUKOIL PJSC ADR	2,386	136
Magnit PJSC GDR	1,720	47
MMC Norilsk Nickel PJSC ADR	3,515	66
Mobile TeleSystems PJSC ADR	2,700	28
Novatek PJSC (Registered GDR)	498	60
PhosAgro PJSC GDR	658	10

Rosneft Oil Co., PJSC (Registered GDR)	6,484	32
Rostelecom PJSC ADR	93	1
RusHydro PJSC ADR	3,844	5
Sberbank of Russia PJSC ADR	14,099	239
Severstal PJSC GDR	931	14
Sistema PJSC FC GDR	973	4
Surgutneftegas OJSC ADR	4,312	20
Tatneft PJSC ADR	914	45
VTB Bank PJSC (Registered GDR)	9,243	17
X5 Retail Group N.V. GDR (e)	559	21
		878
South Africa (0.4%)
Barclays Africa Group Ltd.	15,910	234
Capitec Bank Holdings Ltd.	2,129	188
FirstRand Ltd.	65,640	357
Nedbank Group Ltd.	9,256	192
Standard Bank Group Ltd.	29,886	472
		1,443
Spain (1.2%)
Abertis Infraestructuras SA	4,351	97
ACS Actividades de Construccion y Servicios SA	1,236	48
Amadeus IT Group SA, Class A	1,901	137
Banco Bilbao Vizcaya Argentaria SA	99,369	846
Banco de Sabadell SA	60,051	119
Banco Santander SA	202,102	1,325
Bankia SA	9,340	45
Bankinter SA	5,472	52
CaixaBank SA	31,041	144
Distribuidora Internacional de Alimentacion SA	6,513	34
Enagas SA	1,570	45
Ferrovial SA	2,422	55
Gas Natural SDG SA	2,094	48
Grifols SA	1,782	52
Grifols SA (Preference) Class B	252	6
Iberdrola SA	36,309	281
Industria de Diseno Textil SA	9,727	338
International Consolidated Airlines Group SA	4,904	42
Red Electrica Corp., SA	4,530	102
Repsol SA	5,825	103
Telefonica SA	25,110	244
		4,163
Sweden (1.1%)
Assa Abloy AB, Class B	8,622	179
Atlas Copco AB, Class A	8,701	375
Atlas Copco AB, Class B	6,289	241
Electrolux AB, Class B	2,586	83
Essity AB, Class B (e)	7,526	213
Hennes & Mauritz AB, Class B	9,084	187
Husqvarna AB, Class B	4,777	45
Investor AB, Class B	10,334	470
Millicom International Cellular SA SDR	1,163	79
Modern Times Group MTG AB, Class B	388	16
Nordea Bank AB	22,835	276
Sandvik AB	13,409	234
Skandinaviska Enskilda Banken AB, Class A	12,432	146
Skanska AB, Class B	2,877	60

SKF AB, Class B	5,521	123
Svenska Cellulosa AB SCA, Class B	7,526	77
Svenska Handelsbanken AB, Class A	14,409	197
Swedbank AB, Class A	4,294	103
Swedish Match AB	3,683	145
Telefonaktiebolaget LM Ericsson, Class B	22,642	148
Telia Co., AB	27,548	123
Volvo AB, Class B	7,251	135
		3,655
Switzerland (1.9%)
ABB Ltd. (Registered)	15,892	425
Adecco Group AG (Registered)	14,298	1,093
Cie Financiere Richemont SA (Registered)	2,260	205
Credit Suisse Group AG (Registered) (e)	6,926	123
Geberit AG (Registered)	380	167
Givaudan SA (Registered)	42	97
Idorsia Ltd. (e)	448	12
Julius Baer Group Ltd. (e)	979	60
Kuehne + Nagel International AG (Registered)	311	55
LafargeHolcim Ltd. (Registered) (e)	1,793	101
LafargeHolcim Ltd. (Registered) (e)	145	8
Lonza Group AG (Registered) (e)	221	60
Nestle SA (Registered)	16,153	1,388
Novartis AG (Registered)	9,997	845
Roche Holding AG (Genusschein)	2,721	688
SGS SA (Registered)	25	65
Sonova Holding AG (Registered)	405	63
Swatch Group AG (The)	149	61
Swiss Re AG	567	53
Swisscom AG (Registered)	316	168
Transocean Ltd. (e)	1,377	14
UBS Group AG (Registered) (e)	12,910	237
Zurich Insurance Group AG	1,071	326
		6,314
United Kingdom (3.5%)
3i Group PLC	4,161	51
Admiral Group PLC	864	23
Anglo American PLC	5,803	121
Antofagasta PLC	1,717	23
Ashtead Group PLC	2,157	58
Associated British Foods PLC	1,528	58
AstraZeneca PLC	5,520	379
Auto Trader Group PLC (c)	4,282	20
Aviva PLC	17,543	120
Babcock International Group PLC	1,077	10
BAE Systems PLC	13,636	105
Barclays PLC	73,975	202
Barratt Developments PLC	4,306	38
Berkeley Group Holdings PLC	556	31
BHP Billiton PLC	9,193	188
BP PLC	85,069	600
British American Tobacco PLC	9,797	661
British American Tobacco PLC ADR	693	46
British Land Co., PLC (The) REIT	4,214	39
BT Group PLC	36,588	134
Bunzl PLC	1,453	41
Burberry Group PLC	1,891	46
Capita PLC	2,852	15

Carnival PLC	847	56
Centrica PLC	23,641	44
Cobham PLC (e)	10,391	18
Coca-Cola HBC AG (e)	792	26
Compass Group PLC	6,830	148
ConvaTec Group PLC (c)	5,983	17
Croda International PLC	569	34
DCC PLC	388	39
Diageo PLC	10,826	396
Direct Line Insurance Group PLC	5,968	31
Dixons Carphone PLC	4,159	11
easyJet PLC	679	13
Experian PLC	4,074	90
Ferguson PLC	1,118	80
Fresnillo PLC	963	19
G4S PLC	6,736	24
GKN PLC	7,315	31
GlaxoSmithKline PLC	21,378	378
Glencore PLC (e)	53,353	281
Hammerson PLC REIT	3,416	25
Hargreaves Lansdown PLC	1,123	27
Hikma Pharmaceuticals PLC	614	9
HSBC Holdings PLC	87,337	901
IMI PLC	1,186	21
Imperial Brands PLC	4,029	172
Inmarsat PLC	1,980	13
InterContinental Hotels Group PLC	789	50
International Game Technology PLC	146	4
Intertek Group PLC	702	49
Intu Properties PLC REIT	3,795	13
Investec PLC	2,882	21
ITV PLC	15,319	34
J Sainsbury PLC	7,082	23
Johnson Matthey PLC	826	34
Kingfisher PLC	9,512	43
Land Securities Group PLC REIT	3,208	44
Legal & General Group PLC	25,779	95
Lloyds Banking Group PLC	311,579	285
London Stock Exchange Group PLC	1,347	69
Marks & Spencer Group PLC	6,996	30
Mediclinic International PLC	1,591	14
Meggitt PLC	3,385	22
Merlin Entertainments PLC (c)	3,110	15
Micro Focus International PLC	1,897	64
Micro Focus International PLC ADR (e)	404	14
Mondi PLC	1,589	41
National Grid PLC	14,728	173
Next PLC	622	38
Old Mutual PLC	21,422	67
Paragon Offshore PLC (e)(f)	303	—
Pearson PLC	3,606	36
Persimmon PLC	1,319	49
Provident Financial PLC	657	8
Prudential PLC	11,217	288
Randgold Resources Ltd.	403	40
Reckitt Benckiser Group PLC	2,922	273
RELX PLC	4,632	109
Rio Tinto PLC	5,339	282
Rolls-Royce Holdings PLC (e)	7,230	82
Royal Bank of Scotland Group PLC (e)	15,416	58
Royal Dutch Shell PLC, Class A	19,461	652

Royal Dutch Shell PLC, Class B	16,300	550
Royal Mail PLC	3,853	24
RSA Insurance Group PLC	4,436	38
Sage Group PLC (The)	4,698	50
Schroders PLC	540	26
Segro PLC REIT	4,300	34
Severn Trent PLC	1,011	30
Shire PLC	3,921	203
Shire PLC ADR	164	25
Sky PLC (e)	4,416	60
Smith & Nephew PLC	3,797	66
Smiths Group PLC	1,716	34
SSE PLC	4,347	77
St. James’s Place PLC	2,289	38
Standard Chartered PLC (e)	14,336	151
Standard Life Aberdeen PLC	11,605	68
Tate & Lyle PLC	1,999	19
Taylor Wimpey PLC	14,054	39
Tesco PLC	35,210	99
Travis Perkins PLC	1,086	23
TUI AG	1,911	40
Unilever PLC	5,515	306
United Utilities Group PLC	2,922	33
Vodafone Group PLC	115,916	366
Weir Group PLC (The)	956	27
Whitbread PLC	790	43
Wm Morrison Supermarkets PLC	9,403	28
Worldpay Group PLC (c)	8,792	50
WPP PLC	5,536	100
		11,679
United States (11.4%)
3M Co.	386	91
Abbott Laboratories	1,584	90
AbbVie, Inc.	1,134	110
Abercrombie & Fitch Co., Class A	189	3
Accenture PLC, Class A	759	116
ACCO Brands Corp. (e)	86	1
Adient PLC	75	6
Adobe Systems, Inc. (e)	782	137
Adtalem Global Education, Inc. (e)	17	1
Advance Auto Parts, Inc.	189	19
Advanced Micro Devices, Inc. (e)	656	7
AdvanSix, Inc. (e)	80	3
AES Corp.	225	2
Aetna, Inc.	480	87
Aflac, Inc.	132	12
Agilent Technologies, Inc.	459	31
Air Products & Chemicals, Inc.	212	35
Akamai Technologies, Inc. (e)	281	18
Alcoa Corp. (e)	121	7
Alexion Pharmaceuticals, Inc. (e)	272	33
Allegheny Technologies, Inc. (e)	160	4
Allegion PLC	191	15
Allergan PLC	188	31
Allstate Corp. (The)	166	17
Alphabet, Inc., Class A (e)	305	321
Alphabet, Inc., Class C (e)	409	428
Altria Group, Inc.	1,810	129
Amazon.com, Inc. (e)	403	471

AMC Networks, Inc., Class A (e)	17	1
Ameren Corp.	544	32
American Electric Power Co., Inc.	874	64
American Express Co.	814	81
American Tower Corp. REIT	788	112
Ameriprise Financial, Inc.	450	76
AmerisourceBergen Corp.	632	58
AMETEK, Inc.	228	17
Amgen, Inc.	1,064	185
Amphenol Corp., Class A	141	12
Anadarko Petroleum Corp.	559	30
Analog Devices, Inc.	899	80
Annaly Capital Management, Inc. REIT	524	6
Anthem, Inc.	409	92
Aon PLC	165	22
Apache Corp.	520	22
Apple, Inc.	10,086	1,707
Applied Materials, Inc.	1,345	69
Archer-Daniels-Midland Co.	561	22
Arconic, Inc.	265	7
AT&T, Inc.	8,305	323
Automatic Data Processing, Inc.	403	47
AutoZone, Inc. (e)	195	139
AvalonBay Communities, Inc. REIT	318	57
Avery Dennison Corp.	385	44
Avon Products, Inc. (e)	1,374	3
Baker Hughes, a GE Co.	817	26
Ball Corp.	360	14
Bank of America Corp.	16,607	490
Bank of New York Mellon Corp. (The)	1,955	105
Baxter International, Inc.	821	53
BB&T Corp.	1,248	62
Becton Dickinson and Co.	500	107
Bed Bath & Beyond, Inc.	329	7
Berkshire Hathaway, Inc., Class B (e)	175	35
Best Buy Co., Inc.	301	21
Biogen, Inc. (e)	365	116
Bioverativ, Inc. (e)	132	7
Blackhawk Network Holdings, Inc. (e)	44	2
BlackRock, Inc.	186	96
Boeing Co. (The)	589	174
Boston Properties, Inc. REIT	284	37
Boston Scientific Corp. (e)	2,040	51
Brighthouse Financial, Inc. (e)	24	1
Bristol-Myers Squibb Co.	1,541	94
Broadcom Ltd.	402	103
Brown-Forman Corp., Class B	51	4
Bunge Ltd.	169	11
CA, Inc.	373	12
California Resources Corp. (e)	182	4
Campbell Soup Co.	183	9
Capital One Financial Corp.	32,433	3,230
Cardinal Health, Inc.	525	32
CarMax, Inc. (e)	212	14
Carnival Corp.	401	27
Cars.com, Inc. (e)	64	2
Caterpillar, Inc.	842	133
CBRE Group, Inc., Class A (e)	1,041	45
CBS Corp., Class B	1,125	66
CDK Global, Inc.	223	16
Celanese Corp. Series A	181	19

Celgene Corp. (e)	994	104
CenterPoint Energy, Inc.	833	24
CenturyLink, Inc.	747	12
Cerner Corp. (e)	486	33
CF Industries Holdings, Inc.	491	21
CH Robinson Worldwide, Inc.	219	20
Charles Schwab Corp. (The)	1,191	61
Charter Communications, Inc., Class A (e)	309	104
Chemours Co. (The)	142	7
Chesapeake Energy Corp. (e)	889	4
Chevron Corp.	1,751	219
Chipotle Mexican Grill, Inc. (e)	184	53
Chubb Ltd.	130	19
Cigna Corp.	530	108
Cintas Corp.	274	43
Cisco Systems, Inc.	8,182	313
CIT Group, Inc.	390	19
Citigroup, Inc.	2,973	221
Citrix Systems, Inc. (e)	302	27
Cleveland-Cliffs, Inc. (e)	178	1
Clorox Co. (The)	245	36
CME Group, Inc.	174	25
CNX Resources Corp. (e)	402	6
Coca-Cola Co. (The)	5,473	251
Cognizant Technology Solutions Corp., Class A	990	70
Colgate-Palmolive Co.	1,653	125
Comcast Corp., Class A	6,169	247
Comerica, Inc.	183	16
Conagra Brands, Inc.	577	22
Concho Resources, Inc. (e)	197	30
Conduent, Inc. (e)	219	4
ConocoPhillips	1,284	70
CONSOL Energy, Inc. (e)	50	2
Consolidated Edison, Inc.	464	39
Constellation Brands, Inc., Class A	192	44
Corning, Inc.	840	27
Costco Wholesale Corp.	1,092	203
Crimson Wine Group Ltd. (e)	149	2
Crown Castle International Corp. REIT	539	60
Crown Holdings, Inc. (e)	131	7
CSX Corp.	1,279	70
Cummins, Inc.	345	61
CVS Health Corp.	329	24
Danaher Corp.	145	13
Darden Restaurants, Inc.	151	15
DaVita, Inc. (e)	273	20
Deere & Co.	557	87
Dell Technologies, Inc., Class V (e)	337	27
Denbury Resources, Inc. (e)	151	—@
Devon Energy Corp.	412	17
Diamond Offshore Drilling, Inc. (e)	35	1
Discover Financial Services	42,609	3,277
Discovery Communications, Inc., Class A (e)	380	9
Discovery Communications, Inc., Class C (e)	762	16
Dollar General Corp.	153	14
Dollar Tree, Inc. (e)	175	19
Dominion Energy, Inc.	1,069	87
Donnelley Financial Solutions, Inc. (e)	153	3
Dover Corp.	186	19
DowDuPont, Inc.	1,005	72
Dr Pepper Snapple Group, Inc.	206	20

DTE Energy Co.	337	37
Duke Energy Corp.	922	78
Dun & Bradstreet Corp. (The)	152	18
DXC Technology Co.	153	15
Eastman Chemical Co.	216	20
Eaton Corp., PLC	516	41
eBay, Inc. (e)	1,434	54
Ecolab, Inc.	319	43
Edison International	761	48
Edwards Lifesciences Corp. (e)	182	21
Eli Lilly & Co.	880	74
Emerson Electric Co.	924	64
Engility Holdings, Inc. (e)	15	—@
Entergy Corp.	271	22
EOG Resources, Inc.	847	91
EQT Corp.	163	9
Equifax, Inc.	313	37
Equity Residential REIT	569	36
ESC Seventy Seven (e)(f)	275	—
Estee Lauder Cos., Inc. (The), Class A	574	73
Exelon Corp.	1,337	53
Expedia, Inc.	191	23
Expeditors International of Washington, Inc.	177	11
Express Scripts Holding Co. (e)	1,211	90
Exxon Mobil Corp.	4,402	368
Fastenal Co.	404	22
FedEx Corp.	339	85
Fidelity National Information Services, Inc.	92	9
Fifth Third Bancorp	1,616	49
First Solar, Inc. (e)	227	15
FirstEnergy Corp.	554	17
Fiserv, Inc. (e)	292	38
Flowserve Corp.	214	9
Fluor Corp.	152	8
FMC Corp.	182	17
Ford Motor Co.	1,804	23
Fortive Corp.	163	12
Four Corners Property Trust, Inc. REIT	226	6
Franklin Resources, Inc.	589	26
Freeport-McMoRan, Inc. (e)	509	10
Frontier Communications Corp.	158	1
GameStop Corp., Class A	160	3
Gannett Co., Inc.	96	1
Gap, Inc. (The)	342	12
General Dynamics Corp.	231	47
General Electric Co.	4,036	70
General Mills, Inc.	906	54
Genuine Parts Co.	92	9
GGP, Inc. REIT	235	6
Gilead Sciences, Inc.	1,615	116
Goldman Sachs Group, Inc. (The)	913	233
H&R Block, Inc.	604	16
Halliburton Co.	1,195	58
Halyard Health, Inc. (e)	176	8
Harris Corp.	19	3
Hartford Financial Services Group, Inc. (The)	188	11
Hasbro, Inc.	145	13
HCP, Inc. REIT	316	8
Helmerich & Payne, Inc.	180	12
Henry Schein, Inc. (e)	428	30
Hershey Co. (The)	170	19

Hess Corp.	295	14
Hewlett Packard Enterprise Co.	2,048	29
Hologic, Inc. (e)	342	15
Home Depot, Inc. (The)	222	42
Honeywell International, Inc.	869	133
Host Hotels & Resorts, Inc. REIT	1,568	31
HP, Inc.	2,048	43
Humana, Inc.	134	33
Huntington Bancshares, Inc.	131	2
Huntington Ingalls Industries, Inc.	49	12
IHS Markit Ltd. (e)	548	25
ILG, Inc.	164	5
Illinois Tool Works, Inc.	529	88
Illumina, Inc. (e)	165	36
Ingersoll-Rand PLC	137	12
Ingevity Corp. (e)	25	2
Intel Corp.	3,566	165
Intercontinental Exchange, Inc.	763	54
International Business Machines Corp.	1,437	220
International Flavors & Fragrances, Inc.	192	29
International Paper Co.	156	9
Interpublic Group of Cos., Inc. (The)	928	19
Intuit, Inc.	544	86
Intuitive Surgical, Inc. (e)	480	175
Invesco Ltd.	805	29
Iron Mountain, Inc. REIT	524	20
ITT, Inc.	181	10
Jabil, Inc.	183	5
Jacobs Engineering Group, Inc.	156	10
Janus Henderson Group PLC	52	2
JB Hunt Transport Services, Inc.	188	22
JBG SMITH Properties REIT	86	3
JC Penney Co., Inc. (e)	183	1
JM Smucker Co. (The)	196	24
Johnson & Johnson	2,690	376
Johnson Controls International PLC	555	21
JPMorgan Chase & Co.	7,398	791
Juniper Networks, Inc.	1,075	31
KBR, Inc.	216	4
Kellogg Co.	344	23
KeyCorp	1,973	40
Keysight Technologies, Inc. (e)	188	8
Kimberly-Clark Corp.	777	94
Kimco Realty Corp. REIT	492	9
KLA-Tencor Corp.	335	35
Knowles Corp. (e)	93	1
Kohl’s Corp.	368	20
Kraft Heinz Co. (The)	571	44
Kroger Co. (The)	2,403	66
L Brands, Inc.	419	25
L3 Technologies, Inc.	92	18
Laboratory Corp. of America Holdings (e)	171	27
Lam Research Corp.	165	30
Lamb Weston Holdings, Inc.	159	9
Las Vegas Sands Corp.	340	24
Legg Mason, Inc.	398	17
Leucadia National Corp.	486	13
Liberty Global PLC, Class A (e)	510	18
Liberty Global PLC Series C (e)	1,057	36
Liberty Global PLC LiLAC, Class A (e)	207	4
Liberty Global PLC LiLAC Series C (e)	172	3

Liberty Property Trust REIT	155	7
Lockheed Martin Corp.	183	59
Loews Corp.	202	10
LogMeIn, Inc.	86	10
Lowe’s Cos., Inc.	1,258	117
LSC Communications, Inc.	153	2
LyondellBasell Industries N.V., Class A	159	18
M&T Bank Corp.	141	24
Macerich Co. (The) REIT	220	14
Macy’s, Inc.	143	4
Mallinckrodt PLC (e)	185	4
ManpowerGroup, Inc.	295	37
Marathon Oil Corp.	743	13
Marathon Petroleum Corp.	810	53
Marriott International, Inc., Class A	489	66
Marriott Vacations Worldwide Corp.	160	22
Marsh & McLennan Cos., Inc.	202	16
Marvell Technology Group Ltd.	566	12
Mastercard, Inc., Class A	1,772	268
Mattel, Inc. (e)	316	5
Maxim Integrated Products, Inc.	303	16
McDonald’s Corp.	987	170
McKesson Corp.	361	56
Medtronic PLC	1,584	128
Merck & Co., Inc.	2,979	168
MetLife, Inc.	172	9
MGM Resorts International	504	17
Microchip Technology, Inc.	133	12
Micron Technology, Inc. (e)	972	40
Microsoft Corp.	7,203	616
Molson Coors Brewing Co., Class B	268	22
Mondelez International, Inc., Class A	1,541	66
Monsanto Co.	530	62
Moody’s Corp.	242	36
Mosaic Co. (The)	352	9
Motorola Solutions, Inc.	270	24
Murphy Oil Corp.	226	7
Murphy USA, Inc. (e)	188	15
Mylan N.V. (e)	428	18
Nasdaq, Inc.	535	41
National Oilwell Varco, Inc.	804	29
Navient Corp.	926	12
NetApp, Inc.	587	32
Netflix, Inc. (e)	407	78
NetScout Systems, Inc. (e)	1,290	39
New York Community Bancorp, Inc.	855	11
Newfield Exploration Co. (e)	160	5
Newmont Mining Corp.	526	20
News Corp., Class A	814	13
News Corp., Class B	151	3
NextEra Energy, Inc.	515	80
NIKE, Inc., Class B	1,241	78
NiSource, Inc.	53	1
Noble Corp., PLC (e)	173	1
Noble Energy, Inc.	534	16
Nordstrom, Inc.	173	8
Norfolk Southern Corp.	763	111
Northern Trust Corp.	27	3
Northrop Grumman Corp.	155	48
NOW, Inc. (e)	153	2
Nucor Corp.	169	11

NVIDIA Corp.	620	120
O’Reilly Automotive, Inc. (e)	142	34
Occidental Petroleum Corp.	1,326	98
Omnicom Group, Inc.	444	32
ONE Gas, Inc.	165	12
ONEOK, Inc.	517	28
Oracle Corp.	4,414	209
Owens-Illinois, Inc. (e)	199	4
PACCAR, Inc.	563	40
Patterson Cos., Inc.	145	5
Paychex, Inc.	389	26
PayPal Holdings, Inc. (e)	1,434	106
Pentair PLC	156	11
People’s United Financial, Inc.	186	3
PepsiCo, Inc.	1,261	151
Perrigo Co., PLC	182	16
Pfizer, Inc.	5,545	201
PG&E Corp. (e)	522	23
Philip Morris International, Inc.	1,567	166
Phillips 66	815	82
Pioneer Natural Resources Co.	132	23
Pitney Bowes, Inc.	526	6
PNC Financial Services Group, Inc. (The)	861	124
PPG Industries, Inc.	167	20
PPL Corp.	856	27
Praxair, Inc.	369	57
Priceline Group, Inc. (The) (e)	196	341
Procter & Gamble Co. (The)	3,689	339
Progressive Corp. (The)	197	11
ProLogis, Inc. REIT	812	52
Prudential Financial, Inc.	165	19
Public Service Enterprise Group, Inc.	874	45
Public Storage REIT	514	107
QEP Resources, Inc. (e)	249	2
QUALCOMM, Inc.	2,309	148
Quality Care Properties, Inc. REIT (e)	103	1
Quest Diagnostics, Inc.	172	17
Ralph Lauren Corp.	39	4
Range Resources Corp.	268	5
Rayonier Advanced Materials, Inc.	144	3
Rayonier, Inc. REIT	151	5
Raytheon Co.	175	33
Regency Centers Corp. REIT	190	13
Regions Financial Corp.	2,847	49
Republic Services, Inc.	573	39
Robert Half International, Inc.	395	22
Rockwell Automation, Inc.	396	78
Rockwell Collins, Inc.	149	20
Roper Technologies, Inc.	195	51
Ross Stores, Inc.	534	43
Royal Caribbean Cruises Ltd.	409	49
RR Donnelley & Sons Co.	146	1
S&P Global, Inc.	538	91
Sabra Health Care, Inc. REIT	149	3
salesforce.com, Inc. (e)	875	89
Schlumberger Ltd.	2,322	156
Scripps Networks Interactive, Inc., Class A	215	18
Sealed Air Corp.	220	11
Sempra Energy	478	51
Sherwin-Williams Co. (The)	50	21
Simon Property Group, Inc. REIT	876	150

SLM Corp. (e)	926	10
Southern Co. (The)	1,189	57
Southwest Airlines Co.	195	13
Southwestern Energy Co. (e)	542	3
Sprint Corp. (e)	4,311	25
Stanley Black & Decker, Inc.	196	33
Starbucks Corp.	1,619	93
State Street Corp.	481	47
Stericycle, Inc. (e)	145	10
Stryker Corp.	481	74
SunTrust Banks, Inc.	933	60
Symantec Corp.	1,241	35
Synchrony Financial	86,236	3,330
Sysco Corp.	1,256	76
T Rowe Price Group, Inc.	551	58
T-Mobile US, Inc. (e)	96	6
Tapestry, Inc.	389	17
Target Corp.	458	30
TE Connectivity Ltd.	542	52
TechnipFMC PLC	444	14
TEGNA, Inc.	192	3
Tenet Healthcare Corp. (e)	108	2
Texas Instruments, Inc.	2,047	214
Textron, Inc.	346	20
Thermo Fisher Scientific, Inc.	545	103
Tiffany & Co.	199	21
Time Warner, Inc.	1,280	117
Time, Inc.	173	3
TJX Cos., Inc. (The)	838	64
Travelers Cos., Inc. (The)	154	21
TripAdvisor, Inc. (e)	191	7
Twenty-First Century Fox, Inc., Class A	2,918	101
Twenty-First Century Fox, Inc., Class B	509	17
Tyson Foods, Inc., Class A	516	42
Union Pacific Corp.	862	116
United Parcel Service, Inc., Class B	673	80
United States Steel Corp.	165	6
United Technologies Corp.	520	66
UnitedHealth Group, Inc.	937	207
Urban Edge Properties REIT	127	3
Urban Outfitters, Inc. (e)	153	5
US Bancorp	2,759	148
Valero Energy Corp.	715	66
Varex Imaging Corp. (e)	97	4
Varian Medical Systems, Inc. (e)	145	16
Vectrus, Inc. (e)	10	—@
Ventas, Inc. REIT	170	10
Verisk Analytics, Inc. (e)	418	40
Veritiv Corp. (e)	12	—@
Verizon Communications, Inc.	18,514	980
Versum Materials, Inc.	106	4
Vertex Pharmaceuticals, Inc. (e)	165	25
VF Corp.	560	41
Viacom, Inc., Class B	791	24
Visa, Inc., Class A	2,263	258
Vornado Realty Trust REIT	172	13
Wal-Mart Stores, Inc.	4,030	398
Walgreens Boots Alliance, Inc.	1,959	142
Walt Disney Co. (The)	1,890	203
Washington Prime Group, Inc. REIT	520	4
Waste Management, Inc.	763	66

Waters Corp. (e)	182	35
Weatherford International PLC (e)	833	3
WEC Energy Group, Inc.	483	32
Wells Fargo & Co.	7,554	458
Welltower, Inc. REIT	145	9
Western Digital Corp.	212	17
Western Union Co. (The)	1,024	19
WestRock Co.	148	9
Weyerhaeuser Co. REIT	622	22
Williams Cos., Inc. (The)	1,486	45
WPX Energy, Inc. (e)	743	10
WW Grainger, Inc.	221	52
Wyndham Worldwide Corp.	171	20
Wynn Resorts Ltd.	164	28
Xcel Energy, Inc.	818	39
Xerox Corp.	299	9
Xilinx, Inc.	334	23
Xylem, Inc.	359	24
Yum! Brands, Inc.	573	47
Zimmer Biomet Holdings, Inc.	358	43
Zions Bancorporation	183	9
Zoetis, Inc.	1,668	120
		38,303
Total Common Stocks (Cost $98,035)		143,493

Investment Company (0.2%)
United States (0.2%)
VelocityShares Daily Inverse VIX Short Term ETN (Cost $633)	4,630	622

No. of Rights
Right (0.0%)
Australia (0.0%)
Transurban Group (Cost $—)	753	1

	Shares	Value (000)
Short-Term Investments (10.7%)
Investment Company (9.6%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (h) (Cost $32,230)	32,229,581	32,230

	Face Amount (000)
U.S. Treasury Securities (1.1%)
U.S. Treasury Bills,
1.31%, 4/26/18 (i)(j)	$167	166
1.17%, 4/26/18 (i)(j)	574	571
1.19%, 4/26/18 (i)(j)	2,866	2,854
U.S. Treasury Securities (Cost $3,593)		3,591
Total Short-Term Investments (Cost $35,823)		35,821

Total Investments (99.4%) (Cost $283,753) (k)(l)(m)(n)	332,558
Other Assets in Excess of Liabilities (0.6%)	1,879
Net Assets (100.0%)	$334,437

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Security is subject to delayed delivery.
(b)

Floating or Variable rate securities: The rates disclosed are as of December 31, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of December 31, 2017.

(e)	Non-income producing security.
(f)

At December 31, 2017, the Fund held fair valued securities valued at less than $500, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust’s Trustees.

(g)	Security has been deemed illiquid at December 31, 2017.
(h)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended December 31, 2017, advisory fees paid were reduced by approximately $10,000 relating to the Fund’s investment in the Liquidity Funds.

(i)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(j)	Rate shown is the yield to maturity at December 31, 2017.
(k)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, foreign currency forward exchange contracts, futures contracts and swap agreements.
(l)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2017, the Fund did not engage in any cross-trade transactions.

(m)

The approximate fair value and percentage of net assets, $99,565,000 and 29.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(n)

At December 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $62,028,000 and the aggregate gross unrealized depreciation is approximately $11,794,000, resulting in net unrealized appreciation of approximately $50,234,000.

@	Value is less than $500.
ADR	American Depositary Receipt.
CDI	CHESS Depositary Interest.
CVA	Certificaten Van Aandelen.
GDR	Global Depositary Receipt.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).
OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).
OJSC	Open Joint Stock Company.
PJSC	Public Joint Stock Company.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.
SDR	Swedish Depositary Receipt.
TBA	To Be Announced.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at December 31, 2017:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Citibank NA	CZK	8,156	$376		2/1/18	$(8)
Citibank NA	CZK	11,440	$496		2/1/18	(42)
Citibank NA	CZK	8,875	$394		2/1/18	(24)
Citibank NA	CZK	16,578	$761		2/1/18	(19)
Citibank NA	CZK	1,432	$67		2/1/18	(—@ )
Citibank NA	CZK	7,999	$375		2/1/18	(1)
Citibank NA	EUR	2,785	$3,036		2/1/18	(311)
Citibank NA	EUR	3,184	$3,464		2/1/18	(363)
Citibank NA	EUR	3,987	$4,722		2/1/18	(69)
Citibank NA	EUR	258	$307		2/1/18	(3)
Citibank NA	EUR	203	$238		2/1/18	(6)
Citibank NA	EUR	3,456	$3,768		2/1/18	(387)
Citibank NA	EUR	1,152	$1,256		2/1/18	(129)
Citibank NA	EUR	1,179	$1,281		2/1/18	(137)
Citibank NA		$3,071	CZK	75,235	2/1/18	468
Citibank NA		$3,504	CZK	86,013	2/1/18	541
Citibank NA		$3,753	CZK	92,309	2/1/18	589
Citibank NA		$1,252	CZK	30,770	2/1/18	195
Citibank NA		$1,275	CZK	31,493	2/1/18	206
Citibank NA		$170	CZK	3,724	2/1/18	5
Citibank NA		$4,747	CZK	104,098	2/1/18	149
Citibank NA		$204	EUR	171	2/1/18	1
Citibank NA		$270	EUR	224	2/1/18	(—@ )
Citibank NA		$352	EUR	309	2/1/18	19
Citibank NA		$211	EUR	182	2/1/18	9
Citibank NA		$861	EUR	721	2/1/18	5
Citibank NA		$204	EUR	170	2/1/18	—@
Australia and New Zealand Banking Group	EUR	216	$256		2/8/18	(3)
Bank of America NA	AUD	2,786	$2,121		2/8/18	(53)
Bank of America NA	EUR	523	$621		2/8/18	(8)
Bank of America NA	GBP	597	$806		2/8/18	(1)
Bank of America NA	MXN	41,661	$2,204		2/8/18	99
Bank of America NA		$398	AUD	526	2/8/18	13
Bank of America NA		$186	CHF	183	2/8/18	2
Bank of America NA		$107	DKK	671	2/8/18	1
Bank of America NA		$72	JPY	8,088	2/8/18	(—@ )
Bank of America NA		$82	MXN	1,577	2/8/18	(2)
Bank of America NA		$792	NOK	6,538	2/8/18	5
Bank of America NA		$154	NZD	224	2/8/18	5
Bank of America NA		$774	PLN	2,751	2/8/18	17
Bank of America NA		$440	SEK	3,681	2/8/18	10
Bank of America NA		$252	SGD	340	2/8/18	2
Bank of America NA		$383	THB	12,474	2/8/18	—@
Barclays Bank PLC	CAD	491	$388		2/8/18	(3)
Barclays Bank PLC	MYR	1,621	$397		2/8/18	(3)
Barclays Bank PLC		$554	NOK	4,583	2/8/18	5
Citibank NA	JPY	12,513	$111		2/8/18	—@
Citibank NA		$15	GBP	11	2/8/18	—@
Citibank NA		$129	JPY	14,483	2/8/18	(—@ )
JPMorgan Chase Bank NA	RUB	69,401	$1,171		2/8/18	(29)
JPMorgan Chase Bank NA		$1,759	KRW	1,911,008	2/8/18	27
Royal Bank of Canada		$2	SEK	13	2/8/18	—@

State Street Bank and Trust Co.	$395		MYR	1,600	2/8/18	—@
State Street Bank and Trust Co.	$354		RUB	21,018	2/8/18	9
UBS AG	$7,683		EUR	6,467	2/8/18	93
Bank of America NA	EUR	3,169		$3,767	3/22/18	(53)
Bank of America NA	PLN	3,696		$1,040	3/22/18	(22)
Bank of America NA	$41		CHF	41	3/22/18	—@
Bank of Montreal	AUD	58		$44	3/22/18	(1)
Bank of Montreal	HUF	42,609		$162	3/22/18	(4)
Bank of Montreal	JPY	203,808		$1,814	3/22/18	(2)
Bank of New York Mellon	CHF	11		$11	3/22/18	(—@ )
Barclays Bank PLC	AUD	742		$567	3/22/18	(12)
Barclays Bank PLC	EUR	13,195		$15,686	3/22/18	(220)
Barclays Bank PLC	$8,273		GBP	6,172	3/22/18	81
Barclays Bank PLC	$597		SGD	803	3/22/18	5
BNP Paribas SA	CAD	6,709		$5,210	3/22/18	(133)
BNP Paribas SA	CAD	257		$205	3/22/18	1
BNP Paribas SA	CHF	104		$106	3/22/18	(1)
BNP Paribas SA	JPY	31,622		$281	3/22/18	(—@ )
BNP Paribas SA	RUB	26,300		$452	3/22/18	(—@ )
BNP Paribas SA	$4,627		RUB	275,974	3/22/18	114
Citibank NA	AUD	1,082		$827	3/22/18	(17)
Citibank NA	CHF	194		$198	3/22/18	(2)
Citibank NA	CLP	178,592		$280	3/22/18	(10)
Citibank NA	CZK	7,777		$362	3/22/18	(5)
Citibank NA	EUR	4,636		$5,511	3/22/18	(78)
Citibank NA	JPY	197,845		$1,761	3/22/18	(2)
Citibank NA	KRW	370,755		$340	3/22/18	(6)
Citibank NA	THB	9,674		$296	3/22/18	(1)
Citibank NA	TRY	1,419		$360	3/22/18	(6)
Citibank NA	$55		ILS	191	3/22/18	—@
Citibank NA	$86		TRY	333	3/22/18	(—@ )
Commonwealth Bank of Australia	EUR	4,652		$5,530	3/22/18	(78)
Commonwealth Bank of Australia	NZD	19		$13	3/22/18	(—@ )
Commonwealth Bank of Australia	$60		GBP	45	3/22/18	1
Credit Suisse International	CHF	12		$12	3/22/18	(—@ )
Credit Suisse International	EUR	3,230		$3,840	3/22/18	(54)
Goldman Sachs International	AUD	5,672		$4,338	3/22/18	(88)
Goldman Sachs International	BRL	43,434		$12,879	3/22/18	(103)
Goldman Sachs International	CNH	2,059		$310	3/22/18	(5)
Goldman Sachs International	EUR	6,356		$7,557	3/22/18	(105)
Goldman Sachs International	IDR	4,181,766		$305	3/22/18	(1)
Goldman Sachs International	INR	21,056		$325	3/22/18	(2)
Goldman Sachs International	$184		CHF	181	3/22/18	2
Goldman Sachs International	$418		EUR	350	3/22/18	3
Goldman Sachs International	$362		GBP	270	3/22/18	4
Goldman Sachs International	$375		GBP	277	3/22/18	(1)
Goldman Sachs International	$3,195		JPY	359,010	3/22/18	4
Goldman Sachs International	$361		JPY	40,731	3/22/18	2
Goldman Sachs International	ZAR	4,056		$313	3/22/18	(11)
Goldman Sachs International	ZAR	5,307		$423	3/22/18	(1)
JPMorgan Chase Bank NA	AUD	290		$222	3/22/18	(5)
JPMorgan Chase Bank NA	CHF	38		$39	3/22/18	(—@ )
JPMorgan Chase Bank NA	JPY	79,265		$706	3/22/18	(—@ )
JPMorgan Chase Bank NA	JPY	572,880		$5,098	3/22/18	(7)
JPMorgan Chase Bank NA	NOK	11,409		$1,367	3/22/18	(26)
JPMorgan Chase Bank NA	TWD	9,650		$325	3/22/18	(1)
JPMorgan Chase Bank NA	$4,411		EUR	3,710	3/22/18	61
JPMorgan Chase Bank NA	$4,226		MXN	82,467	3/22/18	(90)
JPMorgan Chase Bank NA	$150		MXN	2,993	3/22/18	(—@ )
State Street Bank and Trust Co.	AUD	2,479		$1,895	3/22/18	(38)
State Street Bank and Trust Co.	DKK	435		$69	3/22/18	(1)

State Street Bank and Trust Co.	EUR	233		$277	3/22/18	(4)
State Street Bank and Trust Co.	GBP	447		$605	3/22/18	1
State Street Bank and Trust Co.	$297		GBP	221	3/22/18	3
UBS AG	AUD	6,231		$4,765	3/22/18	(97)
UBS AG	DKK	4,064		$649	3/22/18	(9)
UBS AG	HKD	916		$117	3/22/18	(—@ )
UBS AG	SEK	16,739		$1,996	3/22/18	(54)
UBS AG	$3,642		EUR	3,063	3/22/18	51
						$(149)

Futures Contracts:

The Fund had the following futures contracts open at December 31, 2017:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
Amsterdam Index (Netherlands)	3	Jan-18	1	$392	$(4)
CAC 40 Index (France)	7	Jan-18	—@	446	(8)
German Euro BOBL (Germany)	31	Mar-18	3,100	4,895	(29)
German Euro Bund (Germany)	5	Mar-18	500	970	(9)
MSCI Emerging Market E Mini (United States)	422	Mar-18	21	24,554	1,371
MSCI Singapore Free Index (Singapore)	32	Jan-18	3	929	2
NIKKEI 225 Index (Japan)	19	Mar-18	10	1,914	7
S&P 500 E Mini Index (United States)	384	Mar-18	19	51,379	50
TOPIX Index (Japan)	35	Mar-18	350	5,644	78
U.S. Treasury 10 yr. Ultra Long Bond (United States)	132	Mar-18	13,200	17,630	77
U.S. Treasury 2 yr. Note (United States)	51	Mar-18	10,200	10,920	(22)
U.S. Treasury 30 yr. Bond (United States)	5	Mar-18	500	765	(1)
U.S. Treasury Ultra Bond (United States)	28	Mar-18	2,800	4,694	11
Short:
Copper Future (United States)	73	Mar-18	(1,825)	(6,023)	(415)
Euro Stoxx 50 (Germany)	329	Mar-18	(3)	(13,789)	336
German Euro Bund (Germany)	22	Mar-18	(2,200)	(4,268)	34
Hang Seng China Enterprises Index (Hong Kong)	42	Jan-18	(2)	(3,153)	(3)
OMXS 30 (Sweden)	96	Jan-18	(10)	(1,842)	52
U.S. Treasury 10 yr. Note (United States)	68	Mar-18	(6,800)	(8,435)	10
U.S. Treasury 5 yr. Note (United States)	49	Mar-18	(4,900)	(5,692)	27
UK Long Gilt Bond (United Kingdom)	15	Mar-18	(1,500)	(2,535)	(16)
					$1,548

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at December 31, 2017:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	3 Month KORIBOR	Pay	1.83%	Quarterly/Quarterly	6/14/27	KRW	1,400,000	$(37)	$—	$(37)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.32	Monthly/Monthly	10/21/19	MXN	86,921	(55)	—	(55)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.32	Monthly/Monthly	10/21/19	87,231		(55)	—	(55)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.32	Monthly/Monthly	10/21/19	90,721		(57)	—	(57)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.63	Monthly/Monthly	12/5/19	90,094		(32)	—	(32)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.63	Monthly/Monthly	12/5/19	87,188		(31)	—	(31)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.64	Monthly/Monthly	12/5/19	85,437		(30)	—	(30)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.04	Monthly/Monthly	12/19/19	139,558		20	—	20
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.04	Monthly/Monthly	12/19/19	113,614		16	—	16
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.06	Monthly/Monthly	12/20/19	117,228		17	—	17
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.08	Monthly/Monthly	12/20/19	117,229		19	—	19
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.07	Monthly/Monthly	12/25/19	117,228		12	—	12
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.09	Monthly/Monthly	12/26/19	117,228		13	—	13
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.10	Monthly/Monthly	12/26/19	117,229		14	—	14
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.06	Monthly/Monthly	12/27/19	125,871		5	—	5
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.11	Annual/Semi-Annual	8/7/22	CZK	16,265	14	—	14
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.12	Annual/Semi-Annual	8/7/22	140,121		122	—	122
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.06	Annual/Semi-Annual	8/8/22	39,466		40	—	40
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.07	Annual/Semi-Annual	8/14/22	39,076		39	—	39
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.07	Annual/Semi-Annual	8/14/22	39,076		39	—	39
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.06	Annual/Semi-Annual	8/15/22	39,075		40	—	40
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.09	Annual/Semi-Annual	8/15/22	80,491		77	—	77
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.12	Annual/Semi-Annual	8/22/22	19,734		18	—	18
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.10	Annual/Semi-Annual	8/23/22	39,469		37	—	37
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.10	Annual/Semi-Annual	8/23/22	39,469		37	—	37
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.10	Annual/Semi-Annual	8/23/22	39,469		37	—	37

Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.12	Annual/Semi-Annual	8/24/22	17,896		16	—	16
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.12	Annual/Semi-Annual	8/24/22	39,469		35	—	35
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.45	Semi-Annual/Quarterly	7/17/25	$3,400		(53)	—@	(53)
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	7.94	Monthly/Monthly	12/9/27	MXN	44,653	1	—	1
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	7.95	Monthly/Monthly	12/9/27	32,125		(—@ )	—	(—@ )
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.00	Monthly/Monthly	12/10/27	36,977		(7)	—	(7)
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.01	Monthly/Monthly	12/10/27	44,653		(10)	—	(10)
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.01	Monthly/Monthly	12/10/27	44,569		8	—	8
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.02	Monthly/Monthly	12/10/27	36,977		(9)	—	(9)
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	8.51	Quarterly/Quarterly	12/13/27	ZAR	21,345	74	—	74
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	8.51	Quarterly/Quarterly	12/13/27	80,005		279	—	279
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.12	Monthly/Monthly	12/15/27	MXN	36,977	(21)	—	(21)
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	8.37	Quarterly/Quarterly	12/15/27	ZAR	46,082	124	—	124
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.12	Monthly/Monthly	12/16/27	MXN	36,977	(25)	—	(25)
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.14	Monthly/Monthly	12/16/27	36,977		(23)	—	(23)
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.11	Monthly/Monthly	12/17/27	39,218		(18)	—	(18)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.74	Semi-Annual/Quarterly	12/21/46	$640		(23)	—	(23)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.48	Semi-Annual/Quarterly	5/23/47	730		14	—	14
						$4,024,158		$681	$ —@	$681

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at December 31, 2017:

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA	MSCI World Energy Equipment & Services Index	Pay	3 Month USD LIBOR plus 0.03%	Quarterly	9/6/18	$862	$(40)	$—	$(40)
BNP Paribas SA	BNP Custom Short U.S. Machinery Index††	Pay	3 Month USD LIBOR plus 0.25%	Quarterly	11/21/18	760	(76)	—	(76)
BNP Paribas SA	BNP Custom Short U.S. Machinery Index††	Pay	3 Month USD LIBOR plus 0.25%	Quarterly	11/21/18	1,508	(55)	—	(55)
BNP Paribas SA	BNP Custom China Tier 2 Banks Index††	Pay	3 Month USD LIBOR plus 0.32%	Quarterly	12/4/18	875	(51)	—	(51)
Goldman Sachs International	GS Custom Short Non-U.S. Machinery Index††	Pay	3 Month USD LIBOR plus 0.13%	Quarterly	11/23/18	1,139	(42)	—	(42)
Goldman Sachs International	GS Custom Short Non-U.S. Machinery Index††	Pay	3 Month USD LIBOR plus 0.13%	Quarterly	11/23/18	2,261	(84)	—	(84)
Goldman Sachs International	MSCI Metals & Mining Index	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	12/5/18	1,389	(148)	—	(148)
JPMorgan Chase Bank NA	JPM Custom China Tier 2 Banks Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	3/15/18	2,095	(4)	—	(4)
JPMorgan Chase Bank NA	JPM Custom China Tier 2 Banks Index††	Pay	3 Month USD LIBOR minus 0.10%	Quarterly	3/15/18	667	(1)	—	(1)
JPMorgan Chase Bank NA	JPM Custom China Tier 2 Banks Index††	Pay	3 Month USD LIBOR minus 0.10%	Quarterly	3/15/18	645	(1)	—	(1)

JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.42%	Quarterly	11/20/18	2,384	90	—	90
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.42%	Quarterly	11/20/18	2,400	83	—	83
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.65%	Quarterly	11/20/18	3,598	(56)	—	(56)
JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.33%	Quarterly	11/20/18	2,381	(101)	—	(101)
JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.33%	Quarterly	11/20/18	2,397	(97)	—	(97)
JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.50%	Quarterly	11/20/18	3,660	6	—	6
JPMorgan Chase Bank NA	JPM Custom Short Luxury Index††	Pay	3 Month USD LIBOR plus 0.26%	Quarterly	12/4/18	1,060	1	—	1
JPMorgan Chase Bank NA	JPM Custom Short Luxury Index††	Pay	3 Month USD LIBOR plus 0.26%	Quarterly	12/4/18	1,892	(75)	—	(75)
						$31,973	$(651)	$—	$(651)

†† See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with BNP Custom Short U.S. Machinery Index as of December 31, 2017.

Security Description	Shares	Value (000)	Index Weight
BNP Custom Short U.S. Machinery Index
AGCO Corp.	3,061	$310	1.59%
Caterpillar, Inc.	22,821	72,869	26.16
Cummins, Inc.	6,140	9,112	7.89
Deere & Co.	12,450	1,133	14.18
Dover Corp.	5,975	27,913	4.39
Flowserve Corp.	5,050	3,479	1.55
Illinois Tool Works, Inc.	13,111	224	15.92
Ingersoll-Rand PLC	9,543	479	6.19
PACCAR, Inc.	13,155	131	6.80
Parker-Hannifin Corp.	5,113	343,322	7.42
Pentair PLC	6,986	38,598	3.59
SPX Corp.	1,626	58	0.37
SPX FLOW, Inc.	1,599	4,039	0.55
Xylem, Inc.	6,850	297	3.40
Total		$501,964	100.00%

The following table represents the equity basket holdings underlying the total return swap with BNP Custom China Tier 2 Banks Index as of December 31, 2017.

Security Description	Shares	Value (000)	Index Weight
BNP Custom China Tier 2 Banks Index
China Evergrande Group	52,328	$1,410	17.55%
China Jinmao Holdings Group Ltd.	42,822	147	1.83
China Overseas Land & Investment Ltd.	43,659	1,098	13.67
China Resources Land Ltd.	27,599	635	7.90
China Vanke Co., Ltd	57,185	1,784	22.20
Country Garden Holdings Co., Ltd	83,681	1,247	15.52
Guangzhou R&F Properties Co., Ltd	12,831	226	2.81
Longfor Properties Co., Ltd	23,751	465	5.79
Shimao Property Holdings Ltd.	13,451	229	2.85
Sino-Ocean Group Holding Ltd.	30,738	166	2.06
SOHO China Ltd.	20,788	95	1.18
Sunac China Holdings Ltd.	16,486	533	6.64
Total		$8,035	100.00%

The following table represents the equity basket holdings underlying the total return swap with GS Custom Short Non-U.S. Machinery Index as of December 31, 2017.

Security Description	Shares	Value (000)	Index Weight
GS Custom Short Non-U.S. Machinery Index
Alfa Laval AB	915	$177	2.11%
Atlas Copco AB	2,617	927	11.01
CNH Industrial N.V.	3,009	34	3.93
CRRC Corp Ltd.	103,323	864	10.75
Doosan Infracore Co., Ltd.	447	3,884	0.35
GEA Group AG	423	17	1.98
Hino Motors Ltd.	1,266	1,848	1.60
Hitachi Construction Machinery Co., Ltd.	470	1,927	1.66
Hiwin Technologies Corp.	608	196	0.64
Hyundai Heavy Industries Co., Ltd.	124	12,482	1.14
Hyundai Mipo Dockyard Co., Ltd.	44	3,468	0.32
IMI PLC	602	803	1.05
JTEKT Corp.	753	1,458	1.26
Kawasaki Heavy Industries Ltd.	365	1,442	1.25
Komatsu Ltd.	2,129	8,681	7.50
Kone Oyj	1,156	52	6.05
Kubota Corp.	2,719	6,008	5.19
MAN SE	323	31	3.60
Melrose Industries PLC	4,303	913	1.20
Metso Oyj	332	9	1.11
NGK Insulators Ltd.	719	1,529	1.32
Samsung Heavy Industries Co., Ltd.	850	6,230	0.57
Sandvik AB	2,767	398	4.72
Schindler Holding AG	233	52	5.21
SMC Corp.	148	6,861	5.92
Sulzer AG	75	9	0.88
Sumitomo Heavy Industries Ltd.	271	1,291	1.11
Volvo AB	4,695	717	8.52
Wartsila Oyj Abp	436	23	2.68
Weichai Power Co., Ltd.	19,266	165	2.05
Weir Group PLC (The)	496	1,053	1.38
Yangzijiang Shipbuilding Holdings Ltd.	8,648	13	0.92
Zoomlion Co., Ltd.	24,564	82	1.02
Total		$63,644	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom China Tier 2 Banks Index as of December 31, 2017.

Security Description	Shares	Value (000)	Index Weight
JPM Custom China Tier 2 Banks Index
Bank of Communications Co., Ltd.	230,551	$1,337	12.15%
China CITIC Bank Corp., Ltd.	743,160	3,641	33.09
China Everbright Bank Co., Ltd.	57,105	208	1.89
China Merchants Bank Co., Ltd.	131,691	4,096	37.22
China Minsheng Banking Corp., Ltd.	165,248	1,294	11.76
Chongqing Rural Commercial Bank Co., Ltd.	77,532	428	3.89
Total		$11,004	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom Long U.S. Defensives Index as of December 31, 2017.

Security Description	Shares	Value (000)	Index Weight
JPM Custom Long U.S. Defensives Index
Abbott Laboratories	1,407	$80	0.77%
AbbVie, Inc.	1,291	125	1.20
AES Corp.	2,315	25	0.24
Aetna, Inc.	269	49	0.46
Agilent Technologies, Inc.	260	17	0.17
Alexion Pharmaceuticals, Inc.	181	22	0.21
Align Technology, Inc.	58	13	0.12
Allergan PLC	271	44	0.42
Alliant Energy Corp.	810	35	0.33
Altria Group, Inc.	2,694	192	1.84
Ameren Corp.	851	50	0.48
American Electric Power Co., Inc.	1,724	127	1.21
American Water Works Co., Inc.	625	57	0.55
AmerisourceBergen Corp.	131	12	0.12
Amgen, Inc.	591	103	0.98
Anthem, Inc.	213	48	0.46
Archer-Daniels-Midland Co.	790	32	0.30
AT&T, Inc.	38,194	1,485	14.20
Baxter International, Inc.	406	26	0.25
Becton Dickinson & Co.	214	46	0.44
Biogen, Inc.	171	54	0.52
Boston Scientific Corp.	1,111	28	0.26
Bristol-Myers Squibb Co.	1,328	81	0.78
Brown-Forman Corp.	275	19	0.18
Campbell Soup Co.	272	13	0.13
Cardinal Health, Inc.	256	16	0.15
Celgene Corp.	634	66	0.63
Centene Corp.	140	14	0.14
CenterPoint Energy, Inc.	1,511	43	0.41
CenturyLink, Inc.	6,044	101	0.96
Cerner Corp.	255	17	0.16
Church & Dwight Co., Inc.	350	18	0.17
Cigna Corp.	204	41	0.40
Clorox Co. (The)	181	27	0.26
CMS Energy Corp.	989	47	0.45
Coca-Cola Co. (The)	5,391	247	2.37
Colgate-Palmolive Co.	1,237	93	0.89
Conagra Brands, Inc.	584	22	0.21
Consolidated Edison, Inc.	1,086	92	0.88
Constellation Brands, Inc.	241	55	0.53
Cooper Cos., Inc. (The)	40	9	0.08
Costco Wholesale Corp.	616	115	1.10
Coty, Inc.	662	13	0.13
CVS Health Corp.	1,428	104	0.99
Danaher Corp.	495	46	0.44
DaVita, Inc.	124	9	0.09
DENTSPLY SIRONA, Inc.	186	12	0.12
Dominion Energy, Inc.	2,253	183	1.75
Dr Pepper Snapple Group, Inc.	255	25	0.24
DTE Energy Co.	629	69	0.66

Duke Energy Corp.	2,454	206	1.97
Edison International	1,142	72	0.69
Edwards Lifesciences Corp.	171	19	0.18
Eli Lilly & Co.	785	66	0.63
Entergy Corp.	629	51	0.49
Envision Healthcare Corp.	98	3	0.03
Estee Lauder Cos., Inc. (The)	314	40	0.38
Eversource Energy	1,111	70	0.67
Exelon Corp.	3,366	133	1.27
Express Scripts Holding Co.	468	35	0.33
FirstEnergy Corp.	1,558	48	0.46
General Mills, Inc.	810	48	0.46
Gilead Sciences, Inc.	1,058	76	0.72
HCA Healthcare, Inc.	234	21	0.20
Henry Schein, Inc.	129	9	0.09
Hershey Co. (The)	198	22	0.21
Hologic, Inc.	227	10	0.09
Hormel Foods Corp.	379	14	0.13
Humana, Inc.	117	29	0.28
IDEXX Laboratories, Inc.	71	11	0.11
Illumina, Inc.	118	26	0.25
Incyte Corp.	138	13	0.12
Intuitive Surgical, Inc.	91	33	0.32
IQVIA Holdings, Inc.	123	12	0.12
JM Smucker Co. (The)	160	20	0.19
Johnson & Johnson	2,174	304	2.91
Kellogg Co.	349	24	0.23
Kimberly-Clark Corp.	496	60	0.57
Kraft Heinz Co. (The)	838	65	0.62
Kroger Co. (The)	1,260	35	0.33
Laboratory Corp. of America Holdings	82	13	0.13
McCormick & Co., Inc.	167	17	0.16
McKesson Corp.	170	27	0.25
Medtronic PLC	1,097	89	0.85
Merck & Co., Inc.	2,215	125	1.19
Mettler-Toledo International, Inc.	21	13	0.12
Molson Coors Brewing Co.	259	21	0.20
Mondelez International, Inc.	2,117	91	0.87
Monster Beverage Corp.	582	37	0.35
Mylan N.V.	434	18	0.18
NextEra Energy, Inc.	1,641	256	2.45
NiSource, Inc.	1,143	29	0.28
NRG Energy, Inc.	1,054	30	0.29
Patterson Cos., Inc.	67	2	0.02
PepsiCo, Inc.	2,006	241	2.30
PerkinElmer, Inc.	89	7	0.06
Perrigo Co., PLC	107	9	0.09
Pfizer, Inc.	4,834	175	1.67
PG&E Corp.	1,798	81	0.77
Philip Morris International, Inc.	2,181	230	2.20
Pinnacle West Capital Corp.	391	33	0.32
PPL Corp.	2,395	74	0.71
Procter & Gamble Co. (The)	3,581	329	3.15
Public Service Enterprise Group, Inc.	1,774	91	0.87
Quest Diagnostics, Inc.	110	11	0.10
Regeneron Pharmaceuticals, Inc.	62	23	0.22
ResMed, Inc.	115	10	0.09
SCANA Corp.	501	20	0.19

Sempra Energy	880	94	0.90
Southern Co. (The)	3,504	169	1.61
Stryker Corp.	261	40	0.39
Sysco Corp.	682	41	0.40
Thermo Fisher Scientific, Inc.	324	62	0.59
Tyson Foods, Inc.	406	33	0.31
UnitedHealth Group, Inc.	783	173	1.65
Universal Health Services, Inc.	72	8	0.08
Varian Medical Systems, Inc.	74	8	0.08
Verizon Communications, Inc.	25,376	1,343	12.85
Vertex Pharmaceuticals, Inc.	204	31	0.29
Walgreens Boots Alliance, Inc.	1,219	89	0.85
Wal-Mart Stores, Inc.	2,056	203	1.94
Waters Corp.	65	13	0.12
WEC Energy Group, Inc.	1,106	73	0.70
Xcel Energy, Inc.	1,780	86	0.82
Zimmer Biomet Holdings, Inc.	164	20	0.19
Zoetis, Inc.	398	29	0.27
Total		$10,459	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom Short U.S. Cyclicals Index as of December 31, 2017.

Security Description	Shares	Value (000)	Index Weight
JPM Custom Short U.S. Cyclicals Index
3M Co.	696	$164	1.56%
Accenture PLC	286	44	0.42
Activision Blizzard, Inc.	350	22	0.21
Acuity Brands, Inc.	49	9	0.08
Adobe Systems, Inc.	229	40	0.38
Advance Auto Parts, Inc.	72	7	0.07
Advanced Micro Devices, Inc.	373	4	0.04
Air Products & Chemicals, Inc.	897	147	1.40
Akamai Technologies, Inc.	79	5	0.05
Alaska Air Group, Inc.	144	11	0.10
Albemarle Corp.	455	58	0.55
Allegion PLC	111	9	0.08
Alliance Data Systems Corp.	22	6	0.05
Alphabet, Inc.	140	146	1.39
Alphabet, Inc.	138	145	1.38
Amazon.com, Inc.	390	456	4.34
American Airlines Group, Inc.	506	26	0.25
AMETEK, Inc.	269	19	0.19
Amphenol Corp.	141	12	0.12
Analog Devices, Inc.	170	15	0.14
ANSYS, Inc.	39	6	0.05
AO Smith Corp.	171	10	0.10
Apple, Inc.	2,392	405	3.85
Applied Materials, Inc.	494	25	0.24
Aptiv PLC	261	22	0.21
Arconic, Inc.	493	13	0.13
Autodesk, Inc.	102	11	0.10
Automatic Data Processing, Inc.	206	24	0.23
AutoZone, Inc.	27	19	0.18
Avery Dennison Corp.	364	42	0.40
Ball Corp.	1,448	55	0.52
Best Buy Co., Inc.	260	18	0.17
Boeing Co. (The)	648	191	1.82
BorgWarner, Inc.	194	10	0.09
Broadcom Ltd.	188	48	0.46
CA, Inc.	146	5	0.05
Cadence Design Systems, Inc.	130	5	0.05
CarMax, Inc.	179	11	0.11
Carnival Corp.	399	26	0.25
Caterpillar, Inc.	690	109	1.03
CBS Corp.	356	21	0.20
CF Industries Holdings, Inc.	960	41	0.39
CH Robinson Worldwide, Inc.	164	15	0.14
Charter Communications, Inc.	197	66	0.63
Chipotle Mexican Grill, Inc.	25	7	0.07
Cintas Corp.	100	16	0.15
Cisco Systems, Inc.	2,316	89	0.84
Citrix Systems, Inc.	67	6	0.06
Cognizant Technology Solutions Corp.	274	19	0.19
Comcast Corp.	4,605	184	1.75

Corning, Inc.	418	13	0.13
CSRA, Inc.	76	2	0.02
CSX Corp.	1,066	59	0.56
Cummins, Inc.	184	33	0.31
Darden Restaurants, Inc.	123	12	0.11
Deere & Co.	373	58	0.56
Delphi Technologies PLC	87	5	0.04
Delta Air Lines, Inc.	777	44	0.41
Discovery Communications, Inc.	199	4	0.04
Discovery Communications, Inc.	151	3	0.03
DISH Network Corp.	223	11	0.10
Dollar General Corp.	255	24	0.23
Dollar Tree, Inc.	232	25	0.24
Dover Corp.	182	18	0.17
DowDuPont, Inc.	9,605	684	6.50
DR Horton, Inc.	333	17	0.16
DXC Technology Co.	132	13	0.12
Eastman Chemical Co.	596	55	0.53
Eaton Corp. PLC	519	41	0.39
eBay, Inc.	461	17	0.17
Ecolab, Inc.	1,072	144	1.37
Electronic Arts, Inc.	143	15	0.14
Emerson Electric Co.	747	52	0.49
Equifax, Inc.	140	17	0.16
Expedia, Inc.	120	14	0.14
Expeditors International of Washington I	211	14	0.13
F5 Networks, Inc.	29	4	0.04
Facebook, Inc.	1,098	194	1.84
Fastenal Co.	336	18	0.17
FedEx Corp.	288	72	0.68
Fidelity National Information Services I	154	14	0.14
Fiserv, Inc.	97	13	0.12
FLIR Systems, Inc.	64	3	0.03
Flowserve Corp.	152	6	0.06
Fluor Corp.	163	8	0.08
FMC Corp.	552	52	0.50
Foot Locker, Inc.	121	6	0.05
Ford Motor Co.	3,829	48	0.45
Fortive Corp.	356	26	0.24
Fortune Brands Home & Security, Inc.	180	12	0.12
Freeport-McMoRan, Inc.	5,539	105	1.00
Gap, Inc. (The)	215	7	0.07
Garmin Ltd.	109	6	0.06
Gartner, Inc.	42	5	0.05
General Dynamics Corp.	325	66	0.63
General Electric Co.	10,102	176	1.68
General Motors Co.	1,284	53	0.50
Genuine Parts Co.	144	14	0.13
Global Payments, Inc.	71	7	0.07
Goodyear Tire & Rubber Co. (The)	246	8	0.08
H&R Block, Inc.	205	5	0.05
Hanesbrands, Inc.	357	7	0.07
Harley-Davidson, Inc.	167	8	0.08
Harris Corp.	55	8	0.07
Hasbro, Inc.	111	10	0.10
Hewlett Packard Enterprise Co.	761	11	0.10
Hilton Worldwide Holdings, Inc.	200	16	0.15
Home Depot, Inc. (The)	1,154	219	2.08

Honeywell International, Inc.	889	136	1.30
HP, Inc.	774	16	0.15
IHS Markit Ltd.	424	19	0.18
Illinois Tool Works, Inc.	361	60	0.57
Ingersoll-Rand PLC	296	26	0.25
Intel Corp.	2,176	100	0.95
International Business Machines Corp.	401	62	0.58
International Flavors & Fragrances , Inc.	325	50	0.47
International Paper Co.	1,700	98	0.94
Interpublic Group of Cos., Inc. (The)	385	8	0.07
Intuit, Inc.	113	18	0.17
Jacobs Engineering Group, Inc.	140	9	0.09
JB Hunt Transport Services, Inc.	100	11	0.11
Johnson Controls International PLC	1,088	41	0.39
Juniper Networks, Inc.	176	5	0.05
Kansas City Southern	123	13	0.12
KLA-Tencor Corp.	73	8	0.07
Kohl’s Corp.	165	9	0.09
L Brands, Inc.	244	15	0.14
L3 Technologies, Inc.	91	18	0.17
Lam Research Corp.	75	14	0.13
Leggett & Platt, Inc.	130	6	0.06
Lennar Corp.	199	13	0.12
Lennar Corp.	4	—	—
LKQ Corp.	302	12	0.12
Lockheed Martin Corp.	292	94	0.89
Lowe’s Cos., Inc.	827	77	0.73
LyondellBasell Industries N.V.	1,336	147	1.40
Macy’s, Inc.	298	8	0.07
Marriott International, Inc.	306	42	0.39
Martin Marietta Materials, Inc.	259	57	0.54
Masco Corp.	372	16	0.16
Mastercard, Inc.	432	65	0.62
Mattel, Inc.	336	5	0.05
McDonald’s Corp.	793	136	1.30
MGM Resorts International	507	17	0.16
Michael Kors Holdings Ltd.	148	9	0.09
Microchip Technology, Inc.	108	9	0.09
Micron Technology, Inc.	516	21	0.20
Microsoft Corp.	3,567	305	2.90
Mohawk Industries, Inc.	62	17	0.16
Monsanto Co.	1,809	211	2.01
Mosaic Co. (The)	1,445	37	0.35
Motorola Solutions, Inc.	75	7	0.06
NetApp, Inc.	125	7	0.07
Netflix, Inc.	423	81	0.77
Newell Brands, Inc.	480	15	0.14
Newmont Mining Corp.	2,195	82	0.78
News Corp.	374	6	0.06
News Corp.	119	2	0.02
Nielsen Holdings PLC	392	14	0.14
NIKE, Inc.	1,286	80	0.76
Nordstrom, Inc.	114	5	0.05
Norfolk Southern Corp.	336	49	0.46
Northrop Grumman Corp.	203	62	0.59
Norwegian Cruise Line Holdings Ltd.	174	9	0.09
Nucor Corp.	1,315	84	0.79
NVIDIA Corp.	278	54	0.51

Omnicom Group, Inc.	226	16	0.16
Oracle Corp.	1,399	66	0.63
O’Reilly Automotive, Inc.	86	21	0.20
PACCAR, Inc.	410	29	0.28
Packaging Corp. of America	388	47	0.44
Parker-Hannifin Corp.	155	31	0.29
Paychex, Inc.	148	10	0.10
PayPal Holdings, Inc.	523	39	0.37
Pentair PLC	193	14	0.13
PPG Industries, Inc.	1,056	123	1.17
Priceline Group, Inc. (The)	48	83	0.79
PulteGroup, Inc.	272	9	0.09
PVH Corp.	76	10	0.10
Qorvo, Inc.	59	4	0.04
QUALCOMM, Inc.	684	44	0.42
Quanta Services, Inc.	176	7	0.07
Ralph Lauren Corp.	54	6	0.05
Raytheon Co.	339	64	0.61
Red Hat, Inc.	82	10	0.09
Republic Services, Inc.	267	18	0.17
Robert Half International, Inc.	147	8	0.08
Rockwell Automation, Inc.	150	29	0.28
Roper Technologies, Inc.	119	31	0.29
Ross Stores, Inc.	381	31	0.29
Royal Caribbean Cruises Ltd.	168	20	0.19
salesforce.com, Inc.	316	32	0.31
Seagate Technology PLC	133	6	0.05
Sealed Air Corp.	782	39	0.37
Sherwin-Williams Co. (The)	338	139	1.32
Signet Jewelers Ltd.	59	3	0.03
Skyworks Solutions, Inc.	85	8	0.08
Snap-on, Inc.	67	12	0.11
Southwest Airlines Co.	642	42	0.40
Stanley Black & Decker, Inc.	179	30	0.29
Starbucks Corp.	1,414	81	0.77
Stericycle, Inc.	100	7	0.06
Symantec Corp.	285	8	0.08
Synopsys, Inc.	70	6	0.06
Tapestry, Inc.	277	12	0.12
Target Corp.	535	35	0.33
TE Connectivity Ltd.	164	16	0.15
Texas Instruments, Inc.	459	48	0.46
Textron, Inc.	309	17	0.17
Tiffany & Co.	100	10	0.10
TJX Cos., Inc. (The)	623	48	0.45
Total System Services, Inc.	78	6	0.06
Tractor Supply Co.	124	9	0.09
TransDigm Group, Inc.	56	15	0.15
TripAdvisor, Inc.	106	4	0.03
Twenty-First Century Fox, Inc.	1,030	36	0.34
Twenty-First Century Fox, Inc.	430	15	0.14
Ulta Beauty, Inc.	57	13	0.12
Under Armour, Inc.	181	3	0.02
Under Armour, Inc.	182	2	0.02
Union Pacific Corp.	934	125	1.19
United Continental Holdings, Inc.	302	20	0.19
United Parcel Service, Inc.	804	96	0.91
United Rentals, Inc.	99	17	0.16

United Technologies Corp.	867	111	1.05
VeriSign, Inc.	40	5	0.04
Verisk Analytics, Inc.	181	17	0.17
VF Corp.	320	24	0.23
Viacom, Inc.	345	11	0.10
Visa, Inc.	847	97	0.92
Vulcan Materials Co.	545	70	0.66
Walt Disney Co. (The)	1,511	162	1.54
Waste Management, Inc.	472	41	0.39
Western Digital Corp.	137	11	0.10
Western Union Co. (The)	215	4	0.04
WestRock Co.	1,046	66	0.63
Whirlpool Corp.	71	12	0.11
WW Grainger, Inc.	61	14	0.14
Wyndham Worldwide Corp.	101	12	0.11
Wynn Resorts Ltd.	78	13	0.12
Xerox Corp.	99	3	0.03
Xilinx, Inc.	115	8	0.07
Xylem, Inc.	210	14	0.14
Yum! Brands, Inc.	338	28	0.26
Total		$10,515	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom Short Luxury Index as of December 31, 2017.

Security Description	Shares	Value (000)	Index Weight
JPM Custom Short Luxury Index
Brunello Cucinelli SpA	112	$3	0.35%
Burberry Group PLC	1,410	2,527	3.27
Christian Dior SE	77	24	2.71
Cie Financiere Richemont SA	1,896	167	16.43
Hermes International	105	47	5.37
HUGO BOSS AG	233	17	1.90
Kering	417	164	18.83
LVMH Moet Hennessy Louis Vuitton SE	1,256	308	35.41
Moncler SpA	840	22	2.52
Salvatore Ferragamo SpA	559	12	1.42
Swatch Group AG (The)	181	72	7.06
Tapestry, Inc.	940	42	3.97
Tod’s SpA	109	7	0.76
Total		$3,412	100.00%

@		Value is less than $500.
*		Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
JIBAR		Johannesburg Interbank Agreed Rate.
KIBOR		Korea Interbank Offered Rate.
LIBOR		London Interbank Offered Rate.
PRIBOR		Prague Interbank Offered Rate.
TIIE		Interbank Equilibrium Interest Rate.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan Renminbi Offshore
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Fixed Income Securities	45.9%
Common Stocks	43.1
Short-Term Investments	10.8
Other**	0.2
Total Investments	100.0	%***

**	Industries and/or investment types representing less than 5% of total investments.
***

Does not include open long/short futures contracts with an underlying face amount of approximately $170,869,000 with net unrealized appreciation of approximately $1,548,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $149,000 and does not include open swap agreements with net unrealized appreciation of approximately $30,000.

Morgan Stanley Institutional Fund Trust

Global Multi-Asset Income Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2017 (unaudited)

		Face Amount (000)	Value (000)
Fixed Income Securities (52.1%)
Agency Fixed Rate Mortgages (3.6%)
United States (3.6%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
3.50%, 2/1/45		$43	$45
Federal National Mortgage Association,
Conventional Pools:
4.50%, 10/1/44 – 11/1/44		40	44
January TBA:
3.00%, 1/1/33 (a)		62	63
3.50%, 1/1/48 (a)		204	209
4.00%, 1/1/48 (a)		140	146
4.50%, 1/1/48 (a)		60	64
			571
Commercial Mortgage-Backed Securities (1.5%)
United States (1.5%)
GS Mortgage Securities Trust,
4.76%, 8/10/46 (b)(c)		70	68
Wells Fargo Commercial Mortgage Trust,
4.10%, 5/15/48 (b)		51	46
WFCG Commercial Mortgage Trust,
1 Month LIBOR + 3.14%, 4.62%, 11/15/29 (b)(c)		40	40
WFRBS Commercial Mortgage Trust,
4.13%, 5/15/45 (b)(c)		40	37
4.48%, 8/15/46 (b)(c)		25	22
5.03%, 9/15/46 (b)(c)		25	24
			237
Corporate Bonds (9.6%)
Australia (0.7%)
Australia & New Zealand Banking Group Ltd.,
5.13%, 9/10/19	EUR	50	65
Commonwealth Bank of Australia,
1.75%, 11/7/19 (c)		$25	25
Transurban Finance Co., Pty Ltd.,
4.13%, 2/2/26 (c)		25	26
			116
Belgium (0.2%)
Anheuser-Busch InBev Finance, Inc.,
4.70%, 2/1/36		25	28

Canada (0.2%)
Royal Bank of Canada,
2.75%, 2/1/22		25	25

France (0.3%)
BNP Paribas SA,
5.00%, 1/15/21		50	54

Germany (0.2%)
Deutsche Bank AG,
2.70%, 7/13/20		25	25

Israel (0.1%)
Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 7/21/21		10	9

Netherlands (0.4%)
Cooperatieve Rabobank UA,
3.75%, 11/9/20	EUR	50	66

United Kingdom (0.4%)
Barclays Bank PLC,
6.00%, 1/23/18		50	60

United States (7.1%)
Abbott Laboratories,
3.40%, 11/30/23	$25		25
Air Lease Corp.,
2.13%, 1/15/20		25	25
Amazon.com, Inc.,
2.80%, 8/22/24 (c)		25	25
American Express Credit Corp.,
1.88%, 5/3/19		10	10
Apple, Inc.,
2.50%, 2/9/22		50	50
AT&T, Inc.,
4.25%, 3/1/27		75	77
Bank of America Corp.,
MTN
4.25%, 10/22/26		25	26
Boston Properties LP,
3.85%, 2/1/23		50	52
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25		25	27
Citigroup, Inc.,
5.50%, 9/13/25		50	56
Discovery Communications LLC,
2.95%, 3/20/23		25	25
General Motors Financial Co., Inc.,
4.30%, 7/13/25		5	5
Goldman Sachs Group, Inc. (The),
6.75%, 10/1/37		50	67
HSBC USA, Inc.,
3.50%, 6/23/24		100	103
JPMorgan Chase & Co.,
3.78%, 2/1/28		25	26
McDonald’s Corp.,
MTN
3.38%, 5/26/25		50	52
Merck & Co., Inc.,
2.80%, 5/18/23		50	50
Microsoft Corp.,
1.55%, 8/8/21		25	24
Monongahela Power Co.,
5.40%, 12/15/43 (c)		50	63
MPLX LP,
4.00%, 2/15/25		50	51
NBC Universal Media LLC,
4.38%, 4/1/21		50	53
Omnicom Group, Inc.,
3.63%, 5/1/22		50	52

PepsiCo, Inc.,
1.70%, 10/6/21	25		24
UnitedHealth Group, Inc.,
2.88%, 3/15/23	25		25
Verizon Communications, Inc.,
3.50%, 11/1/24	25		26
Visa, Inc.,
3.15%, 12/14/25	25		26
Wal-Mart Stores, Inc.,
2.55%, 4/11/23	25		25
Wells Fargo & Co.,
3.00%, 10/23/26	50		49
			1,119
			1,502
Sovereign (31.9%)
Australia (1.0%)
Australia Government Bond,
2.75%, 11/21/27	AUD	120	95
3.00%, 3/21/47	3		2
3.25%, 4/21/25	80		65
			162
Austria (0.4%)
Republic of Austria Government Bond,
1.20%, 10/20/25 (c)	EUR	50	64

Belgium (1.5%)
Kingdom of Belgium Government Bond,
0.80%, 6/22/25 (c)	185		230

Brazil (3.5%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/21	BRL	1,864	553

Canada (1.4%)
Canadian Government Bond,
0.50%, 3/1/22	CAD	95	71
1.50%, 6/1/26	200		153
2.75%, 12/1/48	2		2
			226
Denmark (0.1%)
Denmark Government Bond,
0.50%, 11/15/27	DKK	100	16

France (0.9%)
French Republic Government Bond OAT,
0.50%, 5/25/25	EUR	75	91
1.00%, 5/25/27	10		12
2.00%, 5/25/48 (c)	3		4
3.25%, 5/25/45	25		41
			148
Germany (4.9%)
Bundesrepublik Deutschland Bundesanleihe,
0.00%, 8/15/26	50		58
1.00%, 8/15/25	150		191

1.25%, 8/15/48	4		5
1.50%, 9/4/22	100		130
2.50%, 1/4/21	200		262
4.25%, 7/4/39	45		88
4.75%, 7/4/34	15		29
			763
Hungary (0.2%)
Hungary Government International Bond,
5.75%, 11/22/23	$20		23

Ireland (0.1%)
Ireland Government Bond,
5.40%, 3/13/25	EUR	10	16

Italy (1.9%)
Italy Buoni Poliennali Del Tesoro,
1.45%, 9/15/22	100		124
2.20%, 6/1/27	40		49
2.35%, 9/15/24 (c)	82		112
5.00%, 9/1/40	10		16
			301
Japan (8.4%)
Japan Government Ten Year Bond,
0.10%, 6/20/26	JPY	5,000	45
0.50%, 9/20/24	40,000		368
1.10%, 6/20/21	24,600		228
1.70%, 6/20/18	31,000		277
Japan Government Thirty Year Bond,
0.30%, 6/20/46	5,600		44
0.80%, 9/20/47	800		7
1.70%, 6/20/33	16,400		176
2.00%, 9/20/40	15,000		171
			1,316
Malaysia (0.1%)
Malaysia Government Bond,
3.96%, 9/15/25	MYR	80	20

Mexico (0.9%)
Mexican Bonos,
Series M
5.75%, 3/5/26	MXN	400	18
6.50%, 6/10/21	2,000		98
Petroleos Mexicanos,
4.88%, 1/18/24	$20		21
6.38%, 1/23/45	10		10
			147
Netherlands (0.5%)
Netherlands Government Bond,
0.25%, 7/15/25 (c)	EUR	70	84

Norway (0.1%)
Norway Government Bond,
2.00%, 5/24/23 (c)	NOK	100	13

Poland (0.1%)
Republic of Poland Government Bond,
4.00%, 10/25/23	PLN	40	12

Portugal (1.4%)
Portugal Obrigacoes do Tesouro OT,
2.88%, 7/21/26 (c)	EUR	87	114
4.13%, 4/14/27 (c)	76		109
			223
Russia (0.5%)
Russian Federal Bond - OFZ,
7.00%, 8/16/23	RUB	4,200	73

Spain (1.1%)
Spain Government Bond,
0.40%, 4/30/22	EUR	110	133
1.95%, 7/30/30 (c)	10		12
Spain Government Inflation Linked Bond,
1.00%, 11/30/30 (c)	25		33
			178
Sweden (0.1%)
Sweden Government Bond,
1.00%, 11/12/26	SEK	70	9

United Kingdom (2.8%)
United Kingdom Gilt,
1.50%, 1/22/21 – 7/22/47	GBP	43	60
2.75%, 9/7/24	115		173
4.25%, 6/7/32 – 9/7/39	112		212
			445
			5,022
U.S. Treasury Securities (5.5%)
United States (5.5%)
U.S. Treasury Bonds,
2.50%, 2/15/45	$285		272
2.75%, 11/15/47	28		28
3.50%, 2/15/39	100		114
U.S. Treasury Notes,
0.38%, 1/15/27	82		81
1.38%, 1/31/21	130		128
1.75%, 4/30/22	80		79
2.13%, 5/15/25	100		99
2.25%, 2/15/27	60		59
			860
Total Fixed Income Securities (Cost $7,985)			8,192

	Shares	Value (000)
Common Stocks (26.9%)
Australia (1.2%)
AGL Energy Ltd.	73	1
Alumina Ltd.	257	1

Amcor Ltd.	123	1
AMP Ltd.	309	1
APA Group	1,113	7
Aristocrat Leisure Ltd.	57	1
ASX Ltd.	20	1
Aurizon Holdings Ltd.	216	1
AusNet Services	1,695	2
Australia & New Zealand Banking Group Ltd.	327	7
Bank of Queensland Ltd.	42	—@
Bendigo & Adelaide Bank Ltd.	50	—@
BHP Billiton Ltd.	329	8
Boral Ltd.	123	1
Brambles Ltd.	168	1
BWP Trust REIT	257	1
Caltex Australia Ltd.	28	1
Challenger Ltd.	60	1
Charter Hall Retail REIT	179	1
CIMIC Group Ltd.	10	—@
Coca-Cola Amatil Ltd.	60	—@
Cochlear Ltd.	6	1
Commonwealth Bank of Australia	184	12
Computershare Ltd.	49	1
Cromwell Property Group REIT	784	1
Crown Resorts Ltd.	38	—@
CSL Ltd.	47	5
Dexus REIT	615	5
Domino’s Pizza Enterprises Ltd.	7	—@
Flight Centre Travel Group Ltd.	6	—@
Fortescue Metals Group Ltd.	159	1
Goodman Group REIT	1,133	7
GPT Group (The) REIT	1,141	5
Harvey Norman Holdings Ltd.	58	—@
Healthscope Ltd.	177	—@
Incitec Pivot Ltd.	177	1
Insurance Australia Group Ltd.	255	1
Investa Office Fund REIT	299	1
James Hardie Industries PLC CDI	47	1
Lend Lease Group REIT	58	1
Macquarie Atlas Roads Group	401	2
Macquarie Group Ltd.	32	3
Medibank Pvt Ltd.	290	1
Mirvac Group REIT	2,351	4
National Australia Bank Ltd.	299	7
Newcrest Mining Ltd.	78	1
Oil Search Ltd.	142	1
Orica Ltd.	40	1
Origin Energy Ltd. (d)	184	1
Qantas Airways Ltd.	51	—@
QBE Insurance Group Ltd.	151	1
Ramsay Health Care Ltd.	15	1
REA Group Ltd.	6	—@
Rio Tinto Ltd.	43	3
Santos Ltd. (d)	189	1
Scentre Group REIT	3,269	11
Seek Ltd.	35	1
Shopping Centres Australasia Property Group REIT	642	1
Sonic Healthcare Ltd.	42	1
South32 Ltd.	547	2
Spark Infrastructure Group	1,496	3
Stockland REIT	1,596	6
Suncorp Group Ltd.	135	1

Sydney Airport	1,104	6
Tabcorp Holdings Ltd.	209	1
Telstra Corp., Ltd.	447	1
TPG Telecom Ltd.	36	—@
Transurban Group	1,999	19
Treasury Wine Estates Ltd.	77	1
Vicinity Centres REIT	2,094	4
Vocus Group Ltd.	55	—@
Wesfarmers Ltd.	118	4
Westfield Corp. REIT	1,240	9
Westpac Banking Corp.	362	9
Woodside Petroleum Ltd.	80	2
Woolworths Group Ltd.	136	3
		192
Austria (0.1%)
BUWOG AG (d)	49	2
CA Immobilien Anlagen AG	38	1
Erste Group Bank AG (d)	103	4
Raiffeisen Bank International AG (d)	43	2
		9
Belgium (0.2%)
Aedifica SA REIT	7	1
Anheuser-Busch InBev N.V.	122	14
Befimmo SA REIT	10	1
Cofinimmo SA REIT	11	1
Elia System Operator SA	26	2
Intervest Offices & Warehouses N.V. REIT	8	—@
KBC Group N.V.	158	13
Leasinvest Real Estate SCA REIT	1	—@
Warehouses De Pauw CVA REIT	9	1
Wereldhave Belgium N.V. REIT	1	—@
		33
Brazil (0.0%)
Cia de Saneamento Basico do Estado de Sao Paulo ADR	300	3

Canada (2.0%)
Alimentation Couche-Tard, Inc., Class B	95	5
ARC Resources Ltd.	95	1
Artis Real Estate Investment Trust REIT	100	1
Bank of Montreal	95	8
Bank of Nova Scotia (The)	190	12
Barrick Gold Corp.	95	1
Blackberry Ltd. (d)	95	1
Brookfield Asset Management, Inc., Class A	95	4
Brookfield Business Partners LP	2	—@
Cameco Corp.	95	1
Canadian Apartment Properties REIT	100	3
Canadian Imperial Bank of Commerce	95	9
Canadian National Railway Co.	95	8
Canadian Natural Resources Ltd.	190	7
Cenovus Energy, Inc.	95	1
Chartwell Retirement Residences REIT (Units) (e)	100	1
Cominar Real Estate Investment Trust REIT	100	1
Dream Global Real Estate Investment Trust REIT	100	1
Dream Office Real Estate Investment Trust REIT	100	2
Enbridge Income Fund Holdings, Inc.	100	2

Enbridge, Inc.	590	23
Enbridge, Inc.	895	35
Encana Corp.	190	3
First Capital Realty, Inc.	100	2
First Quantum Minerals Ltd.	95	1
Fortis, Inc.	495	18
Goldcorp, Inc.	190	2
H&R Real Estate Investment Trust REIT	200	3
Husky Energy, Inc. (d)	97	1
Hydro One Ltd. (c)	100	2
Imperial Oil Ltd.	95	3
Inter Pipeline Ltd.	395	8
Keyera Corp.	200	6
Magna International, Inc.	95	5
Manulife Financial Corp.	285	6
Pembina Pipeline Corp.	623	23
Potash Corp. of Saskatchewan, Inc.	100	2
Power Corp. of Canada	95	2
PrairieSky Royalty Ltd.	99	3
Pure Industrial Real Estate Trust REIT	100	1
RioCan Real Estate Investment Trust REIT	200	4
Rogers Communications, Inc., Class B	95	5
Royal Bank of Canada	190	16
Shaw Communications, Inc., Class B	95	2
SmartCentres Real Estate Investment Trust REIT	100	2
Sun Life Financial, Inc.	95	4
Suncor Energy, Inc.	190	7
Teck Resources Ltd., Class B	95	2
Toronto-Dominion Bank (The)	95	6
TransCanada Corp.	895	44
Westshore Terminals Investment Corp.	100	2
Wheaton Precious Metals Corp.	95	2
		314
China (0.1%)
Beijing Capital International Airport Co., Ltd. H Shares (f)	2,000	3
Beijing Enterprises Holdings Ltd. (f)	500	3
Beijing Enterprises Water Group Ltd. (d)(f)	4,000	3
China Gas Holdings Ltd. (f)	2,000	5
China Merchants Port Holdings Co., Ltd. (f)	21	—@
Hopewell Highway Infrastructure Ltd. (f)	1,000	1
Jiangsu Expressway Co., Ltd. H Shares (f)	2,000	3
Towngas China Co., Ltd. (d)(f)	1,000	1
Zhejiang Expressway Co., Ltd. (f)	2,000	2
		21
Denmark (0.4%)
AP Moller - Maersk A/S Series B	1	2
Carlsberg A/S Series B	12	1
Chr Hansen Holding A/S	11	1
Coloplast A/S Series B	13	1
Danske Bank A/S	76	3
DSV A/S	289	23
Genmab A/S (d)	6	1
ISS A/S	288	11
Novo Nordisk A/S Series B	212	11
Novozymes A/S Series B	26	2
Orsted A/S (c)	16	1
Pandora A/S	13	1
TDC A/S	90	1

Tryg A/S	12	—@
Vestas Wind Systems A/S	25	2
William Demant Holding A/S (d)	13	—@
		61
Finland (0.1%)
Citycon Oyj	209	1
Kone Oyj, Class B	72	4
Nokia Oyj	607	3
Sampo Oyj, Class A	97	5
Technopolis Oyj	75	—@
UPM-Kymmene Oyj	137	4
		17
France (3.9%)
Accor SA	773	40
Aeroports de Paris (ADP)	59	11
Affine SA REIT	4	—@
Air Liquide SA	53	7
Airbus SE	71	7
ANF Immobilier REIT	4	—@
ArcelorMittal (d)	60	2
Atos SE	212	31
AXA SA	221	7
BNP Paribas SA	521	39
Bouygues SA	575	30
Capgemini SE	420	50
Carrefour SA	86	2
Cie de Saint-Gobain	616	34
Cie Generale des Etablissements Michelin	29	4
Credit Agricole SA	548	9
Danone SA	80	7
Engie SA	183	3
Essilor International Cie Generale d’Optique SA	32	4
Eutelsat Communications SA	154	4
Fonciere Des Regions REIT	19	2
Gecina SA REIT	21	4
Getlink SE	1,161	15
ICADE REIT	19	2
Kering	11	5
Klepierre SA REIT	110	5
L’Oreal SA	29	6
Legrand SA	52	4
LVMH Moet Hennessy Louis Vuitton SE	32	9
Mercialys SA REIT	22	1
Natixis SA	350	3
Orange SA (d)	241	4
Pernod Ricard SA	32	5
Peugeot SA	2,729	55
Publicis Groupe SA	34	2
Renault SA	29	3
Rexel SA	632	11
Safran SA	52	5
Sanofi	135	12
Schneider Electric SE (d)	69	6
SES SA	393	6
Societe Generale SA	380	20
Sodexo SA	32	4
TOTAL SA	244	13
Unibail-Rodamco SE REIT	66	17

Valeo SA	45	3
Vinci SA	990	101
Vivendi SA	160	4
		618
Germany (1.5%)
Adidas AG	31	6
ADLER Real Estate AG (d)	14	—@
ADO Properties SA (c)	16	1
Allianz SE (Registered)	50	12
Alstria Office AG REIT	70	1
BASF SE	100	11
Bayer AG (Registered)	91	11
Bayerische Motoren Werke AG	36	4
Commerzbank AG (d)	569	9
Continental AG	14	4
Daimler AG (Registered)	100	9
Deutsche Bank AG (Registered)	172	3
Deutsche Boerse AG	369	43
Deutsche EuroShop AG	24	1
Deutsche Post AG (Registered)	122	6
Deutsche Telekom AG (Registered)	350	6
Deutsche Wohnen SE	177	8
DIC Asset AG	23	—@
E.ON SE	250	3
Fraport AG Frankfurt Airport Services Worldwide	119	13
Fresenius Medical Care AG & Co., KGaA	31	3
Fresenius SE & Co., KGaA	44	3
Grand City Properties SA	53	1
Hamborner AG REIT	41	1
HeidelbergCement AG	31	3
Henkel AG & Co., KGaA	19	2
Henkel AG & Co., KGaA (Preference)	25	3
Infineon Technologies AG	192	5
LEG Immobilien AG	34	4
Linde AG (d)	22	5
Merck KGaA	28	3
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	22	5
Porsche Automobil Holding SE (Preference)	28	2
ProSiebenSat.1 Media SE (Registered)	44	2
RWE AG (d)	75	2
SAP SE	100	11
Siemens AG (Registered)	89	12
TAG Immobilien AG	76	1
thyssenKrupp AG	89	3
TLG Immobilien AG	37	1
Uniper SE	25	1
Volkswagen AG (Preference)	17	3
Vonovia SE	300	15
		242
Hong Kong (0.9%)
Champion REIT	12,000	9
CK Asset Holdings Ltd.	1,500	13
Great Eagle Holdings Ltd.	2,017	11
Hanergy Thin Film Power Group Ltd. (d)(g)(h)	2,000	—@
Hang Lung Group Ltd.	1,000	4
Hang Lung Properties Ltd.	1,000	2
Henderson Land Development Co., Ltd.	1,100	7

Hong Kong & China Gas Co., Ltd.	7,524	15
Hongkong & Shanghai Hotels Ltd. (The)	4,172	6
Hongkong Land Holdings Ltd.	600	4
Hopewell Holdings Ltd.	2,000	7
I-CABLE Communications Ltd. (d)	766	—@
Johnson Electric Holdings Ltd.	1,500	6
Kerry Properties Ltd.	500	2
Kowloon Development Co., Ltd. REIT	7,000	7
Link REIT	1,000	9
New World Development Co., Ltd.	3,441	5
Sino Land Co., Ltd.	2,078	4
Stella International Holdings Ltd.	2,000	3
Sun Hung Kai Properties Ltd.	1,000	17
Swire Properties Ltd.	600	2
Wharf Holdings Ltd. (The)	1,000	4
Wharf Real Estate Investment Co., Ltd. (d)	1,000	7
		144
Ireland (0.1%)
Bank of Ireland Group PLC (d)	542	5
CRH PLC	309	11
Green REIT PLC	362	1
Hibernia REIT PLC	365	1
Irish Residential Properties PLC REIT	188	—@
Kerry Group PLC, Class A	30	3
		21
Italy (1.2%)
ACEA SpA	40	1
Assicurazioni Generali SpA	178	3
Atlantia SpA	1,735	55
Beni Stabili SpA SIIQ REIT	560	1
Ei Towers SpA	15	1
Enel SpA	941	6
Eni SpA	348	6
Ferrari N.V.	14	1
Fiat Chrysler Automobiles N.V. (d)	132	2
Immobiliare Grande Distribuzione SIIQ SpA REIT	193	—@
Infrastrutture Wireless Italiane SpA (c)	213	2
Intesa Sanpaolo SpA	347	1
Intesa Sanpaolo SpA	6,410	21
Italgas SpA	529	3
Luxottica Group SpA	37	2
Mediobanca SpA	4,165	47
Rizzoli Corriere Della Sera Mediagroup SpA (d)	11	—@
Snam SpA	2,602	13
Societa Iniziative Autostradali e Servizi SpA	60	1
Telecom Italia SpA (d)	1,781	2
Terna Rete Elettrica Nazionale SpA	1,255	7
UniCredit SpA (d)	892	17
Unione di Banche Italiane SpA	329	1
		193
Japan (0.6%)
Advance Residence Investment Corp. REIT	1	3
AEON Investment Corp. REIT	1	1
Aeon Mall Co., Ltd.	100	2
Daiwa House Investment Corp. REIT	1	2
GLP J-REIT	1	1

Hulic Co., Ltd.	200	2
Invincible Investment Corp. REIT	2	1
Japan Airport Terminal Co., Ltd.	100	4
Japan Excellent, Inc. REIT	1	1
Japan Hotel REIT Investment Corp.	2	1
Japan Real Estate Investment Corp. REIT	1	5
Japan Rental Housing Investments, Inc. REIT	1	1
Japan Retail Fund Investment Corp. REIT	1	2
Mitsubishi Estate Co., Ltd.	1,000	17
Mitsui Fudosan Co., Ltd.	1,000	23
Mori Hills Investment Corp. REIT	1	1
Mori Trust Sogo Reit, Inc.	1	2
Nippon Building Fund, Inc. REIT	1	5
Nippon Prologis, Inc. REIT	1	2
Nomura Real Estate Holdings, Inc.	100	2
Nomura Real Estate Master Fund, Inc. REIT	2	3
NTT Urban Development Corp.	100	1
Orix, Inc. J-REIT	1	1
Premier Investment Corp. REIT	1	1
Sekisui House Residential Investment Corp. REIT	1	1
Tokyo Gas Co., Ltd.	400	9
Tokyo Tatemono Co., Ltd.	100	1
United Urban Investment Corp. REIT	2	3
		98
Netherlands (0.8%)
ABN AMRO Group N.V. CVA (c)	88	3
Aegon N.V.	318	2
Akzo Nobel N.V.	49	4
ASML Holding N.V.	39	7
Eurocommercial Properties N.V. CVA REIT	23	1
Heineken N.V.	39	4
ING Groep N.V.	1,914	35
Koninklijke Ahold Delhaize N.V.	165	4
Koninklijke KPN N.V.	606	2
Koninklijke Philips N.V.	150	6
Koninklijke Vopak N.V.	59	3
Randstad Holding N.V.	514	32
RELX N.V.	211	5
Unilever N.V. CVA	196	11
Vastned Retail N.V. REIT	10	—@
Wereldhave N.V. REIT	21	1
Wolters Kluwer N.V.	85	4
		124
New Zealand (0.1%)
Auckland International Airport Ltd.	938	4
Contact Energy Ltd.	93	—@
Fletcher Building Ltd.	88	1
Kiwi Property Group Ltd.	684	1
Mercury NZ Ltd.	90	—@
Meridian Energy Ltd.	167	—@
Ryman Healthcare Ltd.	49	—@
Spark New Zealand Ltd.	232	1
		7
Norway (0.0%)
Entra ASA (c)	50	1

Norwegian Property ASA	87	—@
		1
Portugal (0.0%)
EDP - Energias de Portugal SA	816	3

Russia (0.3%)
Gazprom PJSC ADR	1,399	6
LUKOIL PJSC ADR	110	6
Magnit PJSC GDR	80	2
MMC Norilsk Nickel PJSC ADR	162	3
Mobile TeleSystems PJSC ADR	100	1
Novatek PJSC (Registered GDR)	23	3
PhosAgro PJSC GDR	30	—@
Rosneft Oil Co., PJSC (Registered GDR)	300	2
Rostelecom PJSC ADR	4	—@
RusHydro PJSC ADR	178	—@
Sberbank of Russia PJSC ADR	653	11
Severstal PJSC GDR	43	1
Sistema PJSC FC GDR	45	—@
Surgutneftegas OJSC ADR	200	1
Tatneft PJSC ADR	42	2
VTB Bank PJSC (Registered GDR)	428	1
X5 Retail Group N.V. GDR (d)	26	1
		40
Singapore (0.3%)
Ascendas Real Estate Investment Trust REIT	1,500	3
CapitaLand Commercial Trust REIT	1,300	2
CapitaLand Ltd.	1,700	4
CapitaLand Mall Trust REIT	1,700	3
CDL Hospitality Trusts REIT	300	—@
City Developments Ltd.	300	3
ComfortDelGro Corp., Ltd.	200	—@
DBS Group Holdings Ltd.	200	4
Fortune Real Estate Investment Trust REIT (f)	1,000	1
Genting Singapore PLC	700	1
Golden Agri-Resources Ltd.	800	—@
Hutchison Port Holdings Trust (Units) (e)	5,200	2
Keppel REIT	1,000	1
Keppel Corp., Ltd.	200	1
Mapletree Commercial Trust REIT	1,000	1
Mapletree Industrial Trust REIT	700	1
Mapletree Logistics Trust REIT	800	1
Oversea-Chinese Banking Corp., Ltd.	400	4
SATS Ltd.	100	—@
Sembcorp Industries Ltd.	100	—@
Singapore Airlines Ltd.	100	1
Singapore Exchange Ltd.	100	1
Singapore Technologies Engineering Ltd.	200	1
Singapore Telecommunications Ltd.	900	2
StarHub Ltd.	100	—@
Suntec Real Estate Investment Trust REIT	1,600	3
United Overseas Bank Ltd.	100	2
UOL Group Ltd.	400	3
Wilmar International Ltd.	200	—@
Yangzijiang Shipbuilding Holdings Ltd.	200	—@
		45

South Africa (0.4%)
Barclays Africa Group Ltd.	735	11
Capitec Bank Holdings Ltd.	98	9
FirstRand Ltd.	3,033	16
Nedbank Group Ltd.	428	9
Standard Bank Group Ltd.	1,381	22
		67
Spain (1.2%)
Abertis Infraestructuras SA	524	12
Aena SME SA (c)	66	13
Amadeus IT Group SA, Class A	85	6
Axiare Patrimonio SOCIMI SA REIT	31	1
Banco Bilbao Vizcaya Argentaria SA	3,336	28
Banco de Sabadell SA	2,914	6
Banco Santander SA	7,106	47
Bankia SA	428	2
Bankinter SA	250	2
CaixaBank SA	1,511	7
Cellnex Telecom SA (c)	138	4
Enagas SA	202	6
Ferrovial SA	482	11
Hispania Activos Inmobiliarios SOCIMI SA REIT	48	1
Iberdrola SA	931	7
Industria de Diseno Textil SA	148	5
Inmobiliaria Colonial Socimi SA REIT	124	1
Lar Espana Real Estate Socimi SA REIT	46	—@
Merlin Properties Socimi SA REIT	174	2
Red Electrica Corp., SA	385	9
Repsol SA	233	4
Telefonica SA	610	6
		180
Sweden (0.1%)
Castellum AB	141	2
D Carnegie & Co. AB (d)	24	—@
Dios Fastigheter AB	25	—@
Fabege AB	71	2
Fastighets AB Balder (d)	50	1
Hemfosa Fastigheter AB	50	1
Hufvudstaden AB, Class A	59	1
Klovern AB, Class B	295	—@
Kungsleden AB	84	1
Pandox AB	28	1
Wallenstam AB, Class B	105	1
Wihlborgs Fastigheter AB	35	1
		11
Switzerland (1.2%)
ABB Ltd. (Registered)	204	5
Adecco Group AG (Registered)	662	51
Allreal Holding AG (Registered) (d)	5	1
Aryzta AG (d)	8	—@
Baloise Holding AG (Registered)	6	1
Cie Financiere Richemont SA (Registered)	57	5
Credit Suisse Group AG (Registered) (d)	212	4
Dufry AG (Registered) (d)	5	1
EMS-Chemie Holding AG (Registered)	1	1
Flughafen Zurich AG (Registered)	17	4

Geberit AG (Registered)	4	2
Givaudan SA (Registered)	1	2
Idorsia Ltd. (d)	10	—@
Julius Baer Group Ltd. (d)	24	2
Kuehne + Nagel International AG (Registered)	6	1
LafargeHolcim Ltd. (Registered) (d)	50	3
Lonza Group AG (Registered) (d)	7	2
Mobimo Holding AG (Registered) (d)	3	1
Nestle SA (Registered)	338	29
Novartis AG (Registered)	242	21
Pargesa Holding SA	4	—@
Partners Group Holding AG	2	1
PSP Swiss Property AG (Registered)	21	2
Roche Holding AG (Genusschein)	76	19
Schindler Holding AG	5	1
Schindler Holding AG (Registered)	2	—@
SGS SA (Registered)	1	3
Sonova Holding AG (Registered)	6	1
Swatch Group AG (The)	4	2
Swatch Group AG (The) (Registered)	6	—@
Swiss Life Holding AG (Registered) (d)	4	1
Swiss Prime Site AG (Registered) (d)	42	4
Swiss Re AG	36	3
Swisscom AG (Registered)	3	2
UBS Group AG (Registered) (d)	398	7
Zurich Insurance Group AG	16	5
		187
United Kingdom (2.4%)
Assura PLC REIT	877	1
AstraZeneca PLC	166	11
Aviva PLC	707	5
BAE Systems PLC	932	7
Barclays PLC	2,356	6
BHP Billiton PLC	312	6
Big Yellow Group PLC REIT	76	1
BP PLC	2,445	17
British American Tobacco PLC	248	17
British Land Co., PLC (The) REIT	548	5
BT Group PLC	1,276	5
Capital & Counties Properties PLC	396	2
Capital & Regional PLC REIT	283	—@
Compass Group PLC	469	10
Daejan Holdings PLC	3	—@
Derwent London PLC REIT	53	2
Diageo PLC	351	13
Empiric Student Property PLC REIT	269	—@
Ferguson PLC	107	8
GlaxoSmithKline PLC	633	11
Glencore PLC (d)	1,632	9
Grainger PLC	219	1
Great Portland Estates PLC REIT	174	2
Hammerson PLC REIT	426	3
Hansteen Holdings PLC REIT	396	1
Helical PLC	53	—@
HSBC Holdings PLC	2,327	24
Imperial Brands PLC	166	7
Intu Properties PLC REIT	467	2
Land Securities Group PLC REIT	393	5
Lloyds Banking Group PLC	7,870	7

LondonMetric Property PLC REIT	311	1
National Grid PLC	3,946	46
NewRiver PLC REIT	124	1
Next PLC	47	3
Pennon Group PLC	365	4
Primary Health Properties PLC REIT	301	1
Prudential PLC	462	12
RDI REIT PLC	634	—@
Reckitt Benckiser Group PLC	103	10
Regional Ltd. REIT (c)	120	—@
Rio Tinto PLC	186	10
Rolls-Royce Holdings PLC (d)	304	3
Royal Dutch Shell PLC, Class A	957	32
Safestore Holdings PLC REIT	110	1
Schroder Real Estate Investment Trust Ltd. REIT	276	—@
Segro PLC REIT	442	4
Severn Trent PLC	212	6
Shaftesbury PLC REIT	127	2
Shire PLC	83	4
Target Healthcare Ltd. REIT	128	—@
Taylor Wimpey PLC	1,417	4
Tesco PLC	1,173	3
Tritax Big Box PLC REIT	584	1
Unilever PLC	218	12
UNITE Group PLC (The) REIT	118	1
United Utilities Group PLC	608	7
Vodafone Group PLC	3,442	11
Workspace Group PLC REIT	63	1
WPP PLC	379	7
		375
United States (7.8%)
3M Co.	1	—@
Abbott Laboratories	3	—@
AbbVie, Inc.	3	—@
Accenture PLC, Class A	1	—@
Activision Blizzard, Inc.	1	—@
Adobe Systems, Inc. (d)	1	—@
Advanced Micro Devices, Inc. (d)	2	—@
Aetna, Inc.	1	—@
Aflac, Inc.	1	—@
Agilent Technologies, Inc.	1	—@
Allergan PLC	1	—@
Allstate Corp. (The)	1	—@
Altria Group, Inc.	3	—@
Amazon.com, Inc. (d)	1	1
American Campus Communities, Inc. REIT	100	4
American Electric Power Co., Inc.	1	—@
American Express Co.	1	—@
American Homes 4 Rent, Class A REIT	100	2
American International Group, Inc.	2	—@
American Tower Corp. REIT	401	57
American Water Works Co., Inc.	200	18
Amgen, Inc.	1	—@
Amphenol Corp., Class A	1	—@
Anadarko Petroleum Corp.	1	—@
Analog Devices, Inc.	1	—@
Aon PLC	1	—@
Apache Corp.	1	—@
Apartment Investment & Management Co., Class A REIT	100	5

Apple Hospitality, Inc. REIT	100	2
Apple, Inc.	9	2
Applied Materials, Inc.	2	—@
Aptiv PLC	1	—@
Aqua America, Inc.	200	8
Archer-Daniels-Midland Co.	1	—@
Arconic, Inc.	1	—@
AT&T, Inc.	10	1
Atmos Energy Corp.	100	9
Automatic Data Processing, Inc.	1	—@
AvalonBay Communities, Inc. REIT	100	18
Baker Hughes, a GE Co.	1	—@
Ball Corp.	2	—@
Bank of America Corp.	16	1
Bank of New York Mellon Corp. (The)	2	—@
Baxter International, Inc.	1	—@
BB&T Corp.	2	—@
Berkshire Hathaway, Inc., Class B (d)	2	1
Best Buy Co., Inc.	1	—@
Boeing Co. (The)	1	—@
Boston Properties, Inc. REIT	100	13
Boston Scientific Corp. (d)	3	—@
Brandywine Realty Trust REIT	100	2
Bristol-Myers Squibb Co.	3	—@
Brixmor Property Group, Inc. REIT	200	4
Broadcom Ltd.	1	—@
Cabot Oil & Gas Corp.	1	—@
Capital One Financial Corp.	1,439	143
Cardinal Health, Inc.	1	—@
CarMax, Inc. (d)	1	—@
Carnival Corp.	1	—@
Caterpillar, Inc.	1	—@
CBS Corp., Class B	1	—@
Celgene Corp. (d)	1	—@
CenterPoint Energy, Inc.	400	12
CenturyLink, Inc.	3	—@
Cerner Corp. (d)	1	—@
Charles Schwab Corp. (The)	2	—@
Cheniere Energy, Inc. (d)	200	11
Chevron Corp.	3	1
Chubb Ltd.	1	—@
Cisco Systems, Inc.	8	—@
Citigroup, Inc.	5	1
Citizens Financial Group, Inc.	1	—@
Citrix Systems, Inc. (d)	1	—@
CME Group, Inc.	1	—@
Coca-Cola Co. (The)	6	—@
Cognizant Technology Solutions Corp., Class A	1	—@
Colgate-Palmolive Co.	2	—@
Columbia Property Trust, Inc. REIT	100	2
Comcast Corp., Class A	8	—@
Conagra Brands, Inc.	1	—@
ConocoPhillips	2	—@
Consolidated Edison, Inc.	301	26
Corning, Inc.	2	—@
Corporate Office Properties Trust REIT	100	3
Costco Wholesale Corp.	1	—@
Cousins Properties, Inc. REIT	200	2
Crown Castle International Corp. REIT	301	34
CSX Corp.	2	—@
CubeSmart REIT	100	3

CVS Health Corp.	2	—@
Danaher Corp.	1	—@
DDR Corp. REIT	200	2
Deere & Co.	1	—@
Delta Air Lines, Inc.	1	—@
Devon Energy Corp.	1	—@
DiamondRock Hospitality Co. REIT	100	1
Digital Realty Trust, Inc. REIT	100	12
Discover Financial Services	1,997	154
DISH Network Corp. (d)	1	—@
Dollar General Corp.	1	—@
Dollar Tree, Inc. (d)	1	—@
Dominion Energy, Inc.	1	—@
Douglas Emmett, Inc. REIT	100	4
DowDuPont, Inc.	3	—@
DR Horton, Inc.	1	—@
Duke Energy Corp.	1	—@
Duke Realty Corp. REIT	200	6
Eaton Corp., PLC	1	—@
eBay, Inc. (d)	2	—@
Ecolab, Inc.	1	—@
Edison International	301	19
Electronic Arts, Inc. (d)	1	—@
Eli Lilly & Co.	2	—@
Emerson Electric Co.	1	—@
Empire State Realty Trust, Inc., Class A REIT	100	2
Enbridge Energy Management LLC (d)	110	2
EnLink Midstream LLC	100	2
EOG Resources, Inc.	1	—@
Equity Commonwealth REIT (d)	100	3
Equity Residential REIT	201	13
Estee Lauder Cos., Inc. (The), Class A	1	—@
Eversource Energy	300	19
Exelon Corp.	2	—@
Express Scripts Holding Co. (d)	1	—@
Extra Space Storage, Inc. REIT	100	9
Exxon Mobil Corp.	7	1
Facebook, Inc., Class A (d)	4	1
Fastenal Co.	1	—@
Fidelity National Information Services, Inc.	1	—@
Fifth Third Bancorp	2	—@
First Industrial Realty Trust, Inc. REIT	100	3
Fiserv, Inc. (d)	1	—@
Ford Motor Co.	7	—@
Forest City Realty Trust, Inc. REIT	100	3
Fortive Corp.	1	—@
Franklin Street Properties Corp. REIT	100	1
Freeport-McMoRan, Inc. (d)	2	—@
Gaming and Leisure Properties, Inc. REIT	100	4
General Electric Co.	14	—@
General Mills, Inc.	1	—@
General Motors Co.	3	—@
GGP, Inc. REIT	300	7
Gilead Sciences, Inc.	2	—@
Goldman Sachs Group, Inc. (The)	1	—@
Gramercy Property Trust REIT	66	2
Halliburton Co.	2	—@
Hartford Financial Services Group, Inc. (The)	1	—@
HCA Healthcare, Inc. (d)	1	—@
HCP, Inc. REIT	201	5
Healthcare Realty Trust, Inc. REIT	100	3

Healthcare Trust of America, Inc., Class A REIT	100	3
Hess Corp.	1	—@
Hewlett Packard Enterprise Co.	3	—@
Highwoods Properties, Inc. REIT	100	5
Home Depot, Inc. (The)	2	1
Honeywell International, Inc.	1	—@
Hospitality Properties Trust REIT	100	3
Host Hotels & Resorts, Inc. REIT	400	8
HP, Inc.	3	—@
Hudson Pacific Properties, Inc. REIT	100	4
Huntington Bancshares, Inc.	4	—@
Illinois Tool Works, Inc.	1	—@
Ingersoll-Rand PLC	1	—@
Intel Corp.	7	—@
Intercontinental Exchange, Inc.	1	—@
International Business Machines Corp.	1	—@
International Paper Co.	1	—@
Intuit, Inc.	1	—@
Investors Real Estate Trust REIT	100	1
JBG SMITH Properties REIT	50	2
Johnson & Johnson	4	1
Johnson Controls International PLC	2	—@
JPMorgan Chase & Co.	6	1
KeyCorp	3	—@
Kilroy Realty Corp. REIT	100	8
Kimberly-Clark Corp.	1	—@
Kimco Realty Corp. REIT	200	4
Kinder Morgan, Inc.	1,703	31
Kraft Heinz Co. (The)	1	—@
Kroger Co. (The)	2	—@
L Brands, Inc.	1	—@
Las Vegas Sands Corp.	1	—@
LaSalle Hotel Properties REIT	100	3
Lennar Corp., Class A	1	—@
Lexington Realty Trust REIT	100	1
Liberty Global PLC, Class A (d)	2	—@
Liberty Property Trust REIT	100	4
Lincoln National Corp.	1	—@
Lowe’s Cos., Inc.	2	—@
LyondellBasell Industries N.V., Class A	1	—@
Macerich Co. (The) REIT	100	7
Macy’s, Inc.	1	—@
Marathon Oil Corp.	2	—@
Marathon Petroleum Corp.	1	—@
Marriott International, Inc., Class A	1	—@
Marsh & McLennan Cos., Inc.	1	—@
Mastercard, Inc., Class A	2	—@
McDonald’s Corp.	1	—@
Medical Properties Trust, Inc. REIT	200	3
Medtronic PLC	2	—@
Merck & Co., Inc.	4	—@
MetLife, Inc.	2	—@
MGM Resorts International	1	—@
Microchip Technology, Inc.	1	—@
Micron Technology, Inc. (d)	2	—@
Microsoft Corp.	12	1
Mid-America Apartment Communities, Inc. REIT	100	10
Molson Coors Brewing Co., Class B	1	—@
Mondelez International, Inc., Class A	3	—@
Monsanto Co.	1	—@
Monster Beverage Corp. (d)	1	—@

Motorola Solutions, Inc.	1	—@
Mylan N.V. (d)	1	—@
National Oilwell Varco, Inc.	1	—@
National Retail Properties, Inc. REIT	100	4
Netflix, Inc. (d)	1	—@
New Jersey Resources Corp.	100	4
New York, Inc. REIT	100	1
Newell Brands, Inc.	1	—@
Newmont Mining Corp.	1	—@
NextEra Energy, Inc.	1	—@
Nielsen Holdings PLC	1	—@
NIKE, Inc., Class B	2	—@
NiSource, Inc.	300	8
Noble Energy, Inc.	1	—@
Norfolk Southern Corp.	1	—@
Northern Trust Corp.	1	—@
Nucor Corp.	1	—@
NVIDIA Corp.	1	—@
Occidental Petroleum Corp.	1	—@
Omega Healthcare Investors, Inc. REIT	100	3
Omnicom Group, Inc.	1	—@
ONEOK, Inc.	200	11
Oracle Corp.	5	—@
PACCAR, Inc.	1	—@
Paramount Group, Inc. REIT	100	2
Paychex, Inc.	1	—@
PayPal Holdings, Inc. (d)	2	—@
PepsiCo, Inc.	2	—@
Pfizer, Inc.	10	1
PG&E Corp.	401	18
Philip Morris International, Inc.	2	—@
Phillips 66	1	—@
Physicians Realty Trust REIT	100	2
Piedmont Office Realty Trust, Inc., Class A REIT	100	2
PNC Financial Services Group, Inc. (The)	1	—@
PPG Industries, Inc.	1	—@
PPL Corp.	2	—@
Praxair, Inc.	1	—@
Principal Financial Group, Inc.	1	—@
Procter & Gamble Co. (The)	4	1
Progressive Corp. (The)	1	—@
ProLogis, Inc. REIT	301	20
Prudential Financial, Inc.	1	—@
Public Service Enterprise Group, Inc.	2	—@
Public Storage REIT	100	21
QUALCOMM, Inc.	2	—@
Quality Care Properties, Inc. REIT (d)	40	1
Raytheon Co.	1	—@
Realty Income Corp. REIT	101	6
Red Hat, Inc. (d)	1	—@
Regency Centers Corp. REIT	100	7
Regions Financial Corp.	4	—@
Retail Opportunity Investments Corp. REIT	100	2
Retail Properties of America, Inc., Class A REIT	100	1
RLJ Lodging Trust REIT	136	3
Ross Stores, Inc.	1	—@
S&P Global, Inc.	1	—@
Sabra Health Care, Inc. REIT	28	1
salesforce.com, Inc. (d)	1	—@
SBA Communications Corp. REIT (d)	100	16
Schlumberger Ltd.	2	—@

Seagate Technology PLC	1	—@
Sempra Energy	201	22
Senior Housing Properties Trust REIT	100	2
Simon Property Group, Inc. REIT	201	35
SL Green Realty Corp. REIT	100	10
Southern Co. (The)	2	—@
Spirit Realty Capital, Inc. REIT	200	2
Starbucks Corp.	2	—@
State Street Corp.	1	—@
STORE Capital Corp. REIT	100	3
Stryker Corp.	1	—@
Sunstone Hotel Investors, Inc. REIT	100	2
SunTrust Banks, Inc.	1	—@
Symantec Corp.	1	—@
Synchrony Financial	4,216	163
Sysco Corp.	1	—@
T Rowe Price Group, Inc.	1	—@
Tanger Factory Outlet Centers, Inc. REIT	100	3
Targa Resources Corp.	200	10
Target Corp.	1	—@
TE Connectivity Ltd.	1	—@
TechnipFMC PLC	1	—@
Texas Instruments, Inc.	2	—@
Thermo Fisher Scientific, Inc.	1	—@
Time Warner, Inc.	1	—@
TJX Cos., Inc. (The)	1	—@
Travelers Cos., Inc. (The)	1	—@
Twenty-First Century Fox, Inc., Class A	3	—@
Tyson Foods, Inc., Class A	1	—@
UDR, Inc. REIT	100	4
Union Pacific Corp.	1	—@
United Parcel Service, Inc., Class B	1	—@
United Technologies Corp.	1	—@
UnitedHealth Group, Inc.	2	1
US Bancorp	3	—@
Valero Energy Corp.	1	—@
Ventas, Inc. REIT	201	12
VEREIT, Inc. REIT	500	4
Verizon Communications, Inc.	6	—@
VF Corp.	1	—@
Viacom, Inc., Class B	1	—@
Visa, Inc., Class A	3	—@
Vornado Realty Trust REIT	100	8
Wal-Mart Stores, Inc.	2	—@
Walgreens Boots Alliance, Inc.	2	—@
Walt Disney Co. (The)	2	—@
Washington Prime Group, Inc. REIT	100	1
Waste Management, Inc.	1	—@
WEC Energy Group, Inc.	1	—@
Weingarten Realty Investors REIT	100	3
Wells Fargo & Co.	8	1
Welltower, Inc. REIT	201	13
Western Digital Corp.	1	—@
Weyerhaeuser Co. REIT	2	—@
Williams Cos., Inc. (The)	602	19
Xenia Hotels & Resorts, Inc. REIT	100	2
Yum! Brands, Inc.	1	—@

Zoetis, Inc.	1	—@
		1,220
Total Common Stocks (Cost $3,503)		4,226

Investment Companies (8.4%)
United Kingdom (0.0%)
HICL Infrastructure Co., Ltd. (United Kingdom)	1,299	3
Picton Property Income Ltd. (The) REIT (United Kingdom)	289	—@
		3
United States (8.4%)
Morgan Stanley Institutional Fund Trust - High Yield Portfolio (i)	54,303	545
Morgan Stanley Institutional Fund, Inc. - Emerging Markets Fixed Income Opportunities Portfolio (j)	76,964	744
VelocityShares Daily Inverse VIX Short Term ETN	221	30
		1,319
Total Investment Companies (Cost $1,295)		1,322

	No. of Rights
Right (0.0%)
Australia (0.0%)
Transurban Group (d) (Cost $—)	162	—@

	Shares	Value (000)
Short-Term Investments (14.9%)
Investment Company (12.5%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (k) (Cost $1,961)	1,960,740	1,961

	Face Amount (000)
U.S. Treasury Security (2.4%)
U.S. Treasury Bill,
1.19%, 4/26/18 (l)(m) (Cost $380)	$382	380
Total Short-Term Investments (Cost $2,341)		2,341
Total Investments (102.3%) (Cost $15,124) (n)(o)(p)(q)		16,081
Liabilities in Excess of Other Assets (-2.3%)		(368)
Net Assets (100.0%)		$15,713

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Security is subject to delayed delivery.

(b)

Floating or Variable rate securities: The rates disclosed are as of December 31, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Non-income producing security.
(e)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(f)	Security trades on the Hong Kong exchange.
(g)

At December 31, 2017, the Fund held a fair valued security valued at less than $500, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust’s Trustees.

(h)	Security has been deemed illiquid at December 31, 2017.
(i)

For the three months ended December 31, 2017, there were no transactions in Morgan Stanley Institutional Fund Trust - High Yield Portfolio, Investment Company, an affiliate of the Adviser/Administrator and Distributor. For the three months ended December 31, 2017, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in Morgan Stanley Institutional Fund Trust - High Yield Portfolio.

(j)

For the three months ended December 31, 2017, there were no transactions in Morgan Stanley Institutional Fund, Inc. - Emerging Markets Fixed Income Opportunities Portfolio, Investment Company, an affiliate of the Adviser/Administrator and Distributor. For the three months ended December 31, 2017, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in Morgan Stanley Institutional Fund, Inc. - Emerging Markets Fixed Income Opportunities Portfolio.

(k)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended December 31, 2017, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.

(l)	Rate shown is the yield to maturity at December 31, 2017.
(m)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(n)	Securities are available for collateral in connection with purchase on a forward commitment basis, foreign currency forward exchange contracts, futures contracts and swap agreements.
(o)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2017, the Fund did not engage in any cross-trade transactions.

(p)

The approximate fair value and percentage of net assets, $2,684,000 and 17.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(q)

At December 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,419,000 and the aggregate gross unrealized depreciation is approximately $425,000, resulting in net unrealized appreciation of approximately $994,000.

ADR	American Depositary Receipt.
ARS	Auction Rate Security.
CDI	CHESS Depositary Interest.
CVA	Certificaten Van Aandelen.
GDR	Global Depositary Receipt.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).
TBA	To Be Announced.
OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).
OJSC	Open Joint Stock Company.
PJSC	Public Joint Stock Company.
REIT	Real Estate Investment Trust.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at December 31, 2017:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Citibank NA	CZK	349		$15	2/1/18	$(1)
Citibank NA	CZK	600		$27	2/1/18	(2)
Citibank NA	CZK	278		$13	2/1/18	(—@	)
Citibank NA	CZK	280		$13	2/1/18	(—@	)
Citibank NA	CZK	270		$13	2/1/18	(—@	)
Citibank NA	EUR	153		$167	2/1/18	(17)
Citibank NA	EUR	51		$56	2/1/18	(6)
Citibank NA	EUR	52		$57	2/1/18	(6)
Citibank NA	EUR	182		$215	2/1/18	(3)
Citibank NA	EUR	8		$9	2/1/18	(—@	)
Citibank NA	EUR	19		$22	2/1/18	(1)
Citibank NA	EUR	118		$128	2/1/18	(13)
Citibank NA	EUR	135		$147	2/1/18	(15)
Citibank NA		$130	CZK	3,185	2/1/18	20
Citibank NA		$148	CZK	3,641	2/1/18	23
Citibank NA		$163	CZK	4,018	2/1/18	26
Citibank NA		$54	CZK	1,339	2/1/18	8
Citibank NA		$56	CZK	1,371	2/1/18	9
Citibank NA		$216	CZK	4,746	2/1/18	7
Citibank NA		$19	CZK	406	2/1/18	1
Citibank NA		$13	CZK	274	2/1/18	—@
Citibank NA		$6	CZK	134	2/1/18	—@
Citibank NA		$9	EUR	8	2/1/18	1
Citibank NA		$11	EUR	9	2/1/18	—@
Citibank NA		$17	EUR	14	2/1/18	—@
Citibank NA		$5	EUR	4	2/1/18	—@
Citibank NA		$5	EUR	4	2/1/18	(—@	)
Australia and New Zealand Banking Group	EUR	11		$13	2/8/18	(—@	)
Bank of America NA	AUD	150		$114	2/8/18	(3)
Bank of America NA	EUR	31		$37	2/8/18	(—@	)
Bank of America NA	GBP	30		$40	2/8/18	(—@	)
Bank of America NA	MXN	2,264		$120	2/8/18	5
Bank of America NA		$19	AUD	25	2/8/18	1
Bank of America NA		$17	CHF	17	2/8/18	—@
Bank of America NA		$6	DKK	39	2/8/18	—@
Bank of America NA		$5	JPY	548	2/8/18	(—@	)
Bank of America NA		$4	MXN	85	2/8/18	(—@	)
Bank of America NA		$41	NOK	335	2/8/18	—@
Bank of America NA		$10	NZD	14	2/8/18	—@
Bank of America NA		$42	PLN	150	2/8/18	1
Bank of America NA		$23	SEK	189	2/8/18	1
Bank of America NA		$11	SGD	15	2/8/18	—@
Bank of America NA		$19	THB	625	2/8/18	—@
Barclays Bank PLC	CAD	27		$21	2/8/18	(—@	)
Barclays Bank PLC		$31	NOK	254	2/8/18	—@
Citibank NA	JPY	12,362		$110	2/8/18	—@
Citibank NA		$2	GBP	1	2/8/18	—@
Citibank NA		$7	JPY	756	2/8/18	(—@	)
HSBC Bank PLC	EUR	109		$129	2/8/18	(2)
JPMorgan Chase Bank NA	RUB	3,700		$62	2/8/18	(2)
JPMorgan Chase Bank NA		$86	KRW	93,150	2/8/18	1
Royal Bank of Canada	$	—@	SEK	1	2/8/18	—@

State Street Bank and Trust Co.	MYR	79		$19	2/8/18	(—@	)
State Street Bank and Trust Co.		$19	MYR	79	2/8/18	—@
State Street Bank and Trust Co.		$18	RUB	1,097	2/8/18	—@
UBS AG		$66	EUR	55	2/8/18	1
Bank of America NA	EUR	92		$109	3/22/18	(2)
Bank of America NA	PLN	275		$77	3/22/18	(2)
Bank of Montreal	HUF	3,605		$14	3/22/18	(—@	)
Bank of Montreal	HUF	682		$3	3/22/18	(—@	)
Barclays Bank PLC	AUD	57		$43	3/22/18	(1)
Barclays Bank PLC	CHF	17		$18	3/22/18	(—@	)
Barclays Bank PLC	EUR	745		$886	3/22/18	(12)
Barclays Bank PLC	SGD	13		$9	3/22/18	(—@	)
Barclays Bank PLC	SGD	4		$3	3/22/18	—@
Barclays Bank PLC		$386	GBP	288	3/22/18	4
Citibank NA	AUD	54		$41	3/22/18	(1)
Citibank NA	CZK	459		$21	3/22/18	(—@	)
Citibank NA	EUR	102		$122	3/22/18	(2)
Citibank NA	THB	966		$30	3/22/18	(—@	)
Citibank NA	TRY	125		$32	3/22/18	(1)
Citibank NA		$26	EUR	22	3/22/18	(—@	)
Citibank NA		$2	ILS	9	3/22/18	—@
Commonwealth Bank of Australia	EUR	133		$158	3/22/18	(2)
Commonwealth Bank of Australia		$65	GBP	49	3/22/18	1
Credit Suisse International		$5	GBP	3	3/22/18	—@
Goldman Sachs International	AUD	252		$193	3/22/18	(4)
Goldman Sachs International	CNH	89		$13	3/22/18	(—@	)
Goldman Sachs International	HUF	811		$3	3/22/18	(—@	)
Goldman Sachs International	JPY	5,113		$46	3/22/18	(—@	)
Goldman Sachs International		$11	CHF	11	3/22/18	—@
Goldman Sachs International		$92	EUR	77	3/22/18	1
Goldman Sachs International		$1	GBP	1	3/22/18	—@
Goldman Sachs International		$97	JPY	10,896	3/22/18	—@
Goldman Sachs International	ZAR	319		$25	3/22/18	(1)
Goldman Sachs International	ZAR	296		$24	3/22/18	(—@	)
JPMorgan Chase Bank NA	AUD	34		$26	3/22/18	(1)
JPMorgan Chase Bank NA	CAD	280		$218	3/22/18	(6)
JPMorgan Chase Bank NA	JPY	1,716		$15	3/22/18	(—@	)
JPMorgan Chase Bank NA	RUB	1,255		$22	3/22/18	(—@	)
JPMorgan Chase Bank NA		$8	CNY	52	3/22/18	—@
JPMorgan Chase Bank NA		$203	EUR	171	3/22/18	3
JPMorgan Chase Bank NA		$193	JPY	21,669	3/22/18	—@
JPMorgan Chase Bank NA		$109	MXN	2,134	3/22/18	(2)
JPMorgan Chase Bank NA		$190	RUB	11,314	3/22/18	5
JPMorgan Chase Bank NA	ZAR	41		$3	3/22/18	(—@	)
State Street Bank and Trust Co.	ARS	315		$17	3/22/18	1
State Street Bank and Trust Co.	AUD	116		$89	3/22/18	(2)
State Street Bank and Trust Co.	BRL	2,134		$632	3/22/18	(6)
State Street Bank and Trust Co.	CLP	9,475		$15	3/22/18	(1)
State Street Bank and Trust Co.	CLP	2,865		$5	3/22/18	(—@	)
State Street Bank and Trust Co.	COP	57,924		$19	3/22/18	—@
State Street Bank and Trust Co.	GBP	6		$8	3/22/18	—@
State Street Bank and Trust Co.	IDR	629,105		$46	3/22/18	—@
State Street Bank and Trust Co.	INR	811		$13	3/22/18	(—@	)
State Street Bank and Trust Co.	TWD	373		$13	3/22/18	(—@	)
State Street Bank and Trust Co.		$10	GBP	8	3/22/18	—@
State Street Bank and Trust Co.		$1	KRW	642	3/22/18	—@
State Street Bank and Trust Co.		$69	MXN	1,349	3/22/18	(1)
UBS AG	AUD	236		$180	3/22/18	(4)
UBS AG	DKK	165		$26	3/22/18	(—@	)
UBS AG	HKD	64		$8	3/22/18	(—@	)
UBS AG	NOK	199		$24	3/22/18	(—@	)

UBS AG		$242	EUR	203	3/22/18	3
UBS AG		$47	SEK	394	3/22/18	1
UBS AG	ZAR	43		$3	3/22/18	(—@	)
						$2

Futures Contracts:

The Fund had the following futures contracts open at December 31, 2017:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
German Euro BOBL (Germany)	1	Mar-18	100	$158	$(1)
MSCI Emerging Market E Mini (United States)	10	Mar-18	1	582	32
NIKKEI 225 Index (Japan)	5	Mar-18	3	504	4
OMXS 30 (Sweden) (Sweden)	2		—@	38	(1)
S&P 500 E Mini Index (United States)	9	Mar-18	—@	1,204	(1)
TOPIX Index (Japan)	2	Mar-18	20	323	4
U.S. Treasury 10 yr. Note (United States)	6	Mar-18	600	744	(4)
U.S. Treasury 10 yr. Ultra Long Bond (United States)	6	Mar-18	600	801	3
U.S. Treasury 2 yr. Note (United States)	3	Mar-18	600	642	(1)
U.S. Treasury Ultra Bond (United States)	1	Mar-18	100	168	(—@ )
Short:
Copper Future (United States)	3	Mar-18	(75)	(247)	(17)
Euro Stoxx 50 (Germany)	1	Mar-18	(—@ )	(42)	1
German Euro Bund (Germany)	2	Mar-18	(200)	(388)	3
Hang Seng China Enterprises Index (Hong Kong)	2	Jan-18	(—@ )	(150)	(—@ )
U.S. Treasury 10 yr. Note (United States)	1	Mar-18	(100)	(124)	1
UK Long Gilt Bond (United Kingdom)	1	Mar-18	(100)	(169)	(1)
					$22

Credit Default Swap Agreements:

The Fund had the following credit default swap agreements open at December 31, 2017:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (000)
Morgan Stanley & Co., LLC*
CDX.NA.HY.27	NR	Sell	5.00%	Quarterly	12/20/21		$36	$3	$1	$2
Morgan Stanley & Co., LLC*
ITRAXX.XO.27	NR	Sell	5.00	Quarterly	6/20/22	EUR	138	21	14	7
							$174	$24	$15	$9

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at December 31, 2017:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	3 Month KORIBOR	Pay	1.83%	Quarterly/ Quarterly	6/14/27	KRW	73,000	$(2)	$—	$(2)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.32	Monthly/ Monthly	10/21/19	MXN	3,955	(3)	—	(3)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.32	Monthly/ Monthly	10/21/19	3,968		(3)	—	(3)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.32	Monthly/ Monthly	10/21/19	4,127		(3)	—	(3)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.63	Monthly/ Monthly	12/5/19	4,279		(2)	—	(2)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.63	Monthly/ Monthly	12/5/19	4,141		(2)	—	(2)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.64	Monthly/ Monthly	12/5/19	4,058		(1)	—	(1)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.04	Monthly/ Monthly	12/19/19	6,582		1	—	1
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.04	Monthly/ Monthly	12/19/19	5,358		1	—	1
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.06	Monthly/ Monthly	12/20/19	5,529		1	—	1
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.08	Monthly/ Monthly	12/20/19	5,529		1	—	1
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.07	Monthly/ Monthly	12/25/19	5,529		1	—	1
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.09	Monthly/ Monthly	12/26/19	5,529		1	—	1
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.10	Monthly/ Monthly	12/26/19	5,529		1	—	1
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.06	Monthly/ Monthly	12/27/19	5,936		—@	—	—@
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.11	Annual/ Semi-Annual	8/7/22	CZK	737	1	—	1
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.12	Annual/ Semi-Annual	8/7/22	6,349		5	—	5
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.06	Annual/ Semi-Annual	8/8/22	1,788		2	—	2
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.07	Annual/ Semi-Annual	8/14/22	1,781		2	—	2
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.07	Annual/ Semi-Annual	8/14/22	1,781		2	—	2
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.06	Annual/ Semi-Annual	8/15/22	1,780		2	—	2
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.09	Annual/ Semi-Annual	8/15/22	3,671		3	—	3
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.12	Annual/ Semi-Annual	8/22/22	899		1	—	1
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.10	Annual/ Semi-Annual	8/23/22	1,798		2	—	2
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.10	Annual/ Semi-Annual	8/23/22	1,798		2	—	2
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.10	Annual/ Semi-Annual	8/23/22	1,798		2	—	2

Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.12	Annual/ Semi-Annual	8/24/22	815		1	—	1
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.12	Annual/ Semi-Annual	8/24/22	1,798		2	—	2
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.67	Annual/ Semi-Annual	11/28/22	474		(—@ )	—	(—@ )
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.28	Semi-Annual/ Quarterly	12/8/26		$116	1	—	1
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.48	Semi-Annual/ Quarterly	12/21/26	77		(1)	—	(1)
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	7.94	Monthly/ Monthly	12/9/27	MXN	2,094	—@	—	—@
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	7.95	Monthly/ Monthly	12/9/27	1,507		(—@ )	—	(—@ )
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.00	Monthly/ Monthly	12/10/27	1,734		(—@ )	—	(—@ )
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.01	Monthly/ Monthly	12/10/27	2,095		(1)	—	(1)
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.01	Monthly/ Monthly	12/10/27	2,091		—@	—	—@
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.02	Monthly/ Monthly	12/10/27	1,735		(1)	—	(1)
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	8.51	Quarterly/ Quarterly	12/13/27	ZAR	994	3	—	3
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	8.51	Quarterly/ Quarterly	12/13/27	3,724		13	—	13
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.12	Monthly/ Monthly	12/15/27	MXN	1,734	(1)	—	(1)
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	8.37	Quarterly/ Quarterly	12/15/27	ZAR	2,219	6	—	6
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.12	Monthly/ Monthly	12/16/27	MXN	1,735	(1)	—	(1)
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.14	Monthly/ Monthly	12/16/27	1,734		(1)	—	(1)
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.11	Monthly/ Monthly	12/17/27	1,840		(1)	—	(1)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.59	Semi-Annual/ Quarterly	12/8/46		$16	(—@ )	—	(—@ )
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.74	Semi-Annual/ Quarterly	12/21/46	32		(1)	—	(1)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.48	Semi-Annual/ Quarterly	5/23/47	30		1	—	1
							$195,823	$34	$—	$34

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at December 31, 2017:

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	JPM Custom China Tier 2 Banks Index††	Pay	3 Month USD LIBOR minus 0.10%	Quarterly	3/15/18	$28	$ (—@ )	$—	(—@ )
JPMorgan Chase Bank NA	JPM Custom China Tier 2 Banks Index††	Pay	3 Month USD LIBOR minus 0.10%	Quarterly	3/15/18	27	(—@ )	—	(—@ )
JPMorgan Chase Bank NA	JPM Custom China Tier 2 Banks Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	3/15/18	107	(1)	—	(1)
JPMorgan Chase Bank NA	MSCI World Energy Equipment & Services Index	Pay	3 Month USD LIBOR plus 0.05%	Quarterly	9/6/18	36	(2)	—	(2)
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.42%	Quarterly	11/20/18	110	4	—	4
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.42%	Quarterly	11/20/18	112	4	—	4
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.65%	Quarterly	11/20/18	171	(2)	—	(2)
JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.33%	Quarterly	11/20/18	110	(5)	—	(5)
JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.33%	Quarterly	11/20/18	112	(4)	—	(4)
JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.50%	Quarterly	11/20/18	174	—@	—	—@

JPMorgan Chase Bank NA	JPM Custom Short U.S. Machinery Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	11/21/18	35	(3)	—	(3)
JPMorgan Chase Bank NA	JPM Custom Short U.S. Machinery Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	11/21/18	73	(3)	—	(3)
JPMorgan Chase Bank NA	JPM Custom Short Non-U.S. Machinery Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	11/23/18	50	(2)	—	(2)
JPMorgan Chase Bank NA	JPM Custom Short Non-U.S. Machinery Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	11/23/18	108	(4)	—	(4)
JPMorgan Chase Bank NA	JPM Custom Short China Property Index††	Pay	3 Month USD LIBOR plus 0.60%	Quarterly	12/4/18	40	(2)	—	(2)
JPMorgan Chase Bank NA	JPM Custom Short Luxury Index††	Pay	3 Month USD LIBOR plus 0.26%	Quarterly	12/4/18	48	—@	—	—@
JPMorgan Chase Bank NA	JPM Custom Short Luxury Index††	Pay	3 Month USD LIBOR plus 0.26%	Quarterly	12/4/18	90	(4)	—	(4)
JPMorgan Chase Bank NA	MSCI Metals & Mining Index	Pay	3 Month USD LIBOR plus 0.05%	Quarterly	12/5/18	60	(6)	—	(6)
						$1,491	$(30)	$—	$(30)

†† See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with JPM Custom China Tier 2 Banks Index as of December 31, 2017.

Security Description	Shares	Value (000)	Index Weight
JPM Custom China Tier 2 Banks Index
Bank of Communications Co., Ltd.	230,551	$1,337	12.15%
China CITIC Bank Corp., Ltd.	743,160	3,641	33.09
China Everbright Bank Co., Ltd.	57,105	208	1.89
China Merchants Bank Co., Ltd.	131,691	4,096	37.22
China Minsheng Banking Corp., Ltd.	165,248	1,294	11.76
Chongqing Rural Commercial Bank Co., Ltd.	77,532	428	3.89
Total		$11,004	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom Long U.S. Defensives Index as of December 31, 2017.

Security Description	Shares	Value (000)	Index Weight
JPM Custom Long U.S. Defensives Index
Abbott Laboratories	1,407	$80	0.77%
AbbVie, Inc.	1,291	125	1.20
AES Corp.	2,315	25	0.24
Aetna, Inc.	269	49	0.46
Agilent Technologies, Inc.	260	17	0.17
Alexion Pharmaceuticals, Inc.	181	22	0.21
Align Technology, Inc.	58	13	0.12
Allergan PLC	271	44	0.42
Alliant Energy Corp.	810	35	0.33
Altria Group, Inc.	2,694	192	1.84
Ameren Corp.	851	50	0.48
American Electric Power Co., Inc.	1,724	127	1.21
American Water Works Co., Inc.	625	57	0.55
AmerisourceBergen Corp.	131	12	0.12
Amgen, Inc.	591	103	0.98
Anthem, Inc.	213	48	0.46
Archer-Daniels-Midland Co.	790	32	0.30
AT&T, Inc.	38,194	1,485	14.20
Baxter International, Inc.	406	26	0.25
Becton Dickinson & Co.	214	46	0.44
Biogen, Inc.	171	54	0.52
Boston Scientific Corp.	1,111	28	0.26
Bristol-Myers Squibb Co.	1,328	81	0.78
Brown-Forman Corp.	275	19	0.18
Campbell Soup Co.	272	13	0.13
Cardinal Health, Inc.	256	16	0.15
Celgene Corp.	634	66	0.63
Centene Corp.	140	14	0.14
CenterPoint Energy, Inc.	1,511	43	0.41
CenturyLink, Inc.	6,044	101	0.96
Cerner Corp.	255	17	0.16
Church & Dwight Co., Inc.	350	18	0.17
Cigna Corp.	204	41	0.40
Clorox Co. (The)	181	27	0.26
CMS Energy Corp.	989	47	0.45
Coca-Cola Co. (The)	5,391	247	2.37
Colgate-Palmolive Co.	1,237	93	0.89
Conagra Brands, Inc.	584	22	0.21
Consolidated Edison, Inc.	1,086	92	0.88
Constellation Brands, Inc.	241	55	0.53
Cooper Cos., Inc. (The)	40	9	0.08
Costco Wholesale Corp.	616	115	1.10
Coty, Inc.	662	13	0.13
CVS Health Corp.	1,428	104	0.99
Danaher Corp.	495	46	0.44
DaVita, Inc.	124	9	0.09
DENTSPLY SIRONA, Inc.	186	12	0.12
Dominion Energy, Inc.	2,253	183	1.75
Dr Pepper Snapple Group, Inc.	255	25	0.24
DTE Energy Co.	629	69	0.66

Duke Energy Corp.	2,454	206	1.97
Edison International	1,142	72	0.69
Edwards Lifesciences Corp.	171	19	0.18
Eli Lilly & Co.	785	66	0.63
Entergy Corp.	629	51	0.49
Envision Healthcare Corp.	98	3	0.03
Estee Lauder Cos., Inc. (The)	314	40	0.38
Eversource Energy	1,111	70	0.67
Exelon Corp.	3,366	133	1.27
Express Scripts Holding Co.	468	35	0.33
FirstEnergy Corp.	1,558	48	0.46
General Mills, Inc.	810	48	0.46
Gilead Sciences, Inc.	1,058	76	0.72
HCA Healthcare, Inc.	234	21	0.20
Henry Schein, Inc.	129	9	0.09
Hershey Co. (The)	198	22	0.21
Hologic, Inc.	227	10	0.09
Hormel Foods Corp.	379	14	0.13
Humana, Inc.	117	29	0.28
IDEXX Laboratories, Inc.	71	11	0.11
Illumina, Inc.	118	26	0.25
Incyte Corp.	138	13	0.12
Intuitive Surgical, Inc.	91	33	0.32
IQVIA Holdings, Inc.	123	12	0.12
JM Smucker Co. (The)	160	20	0.19
Johnson & Johnson	2,174	304	2.91
Kellogg Co.	349	24	0.23
Kimberly-Clark Corp.	496	60	0.57
Kraft Heinz Co. (The)	838	65	0.62
Kroger Co. (The)	1,260	35	0.33
Laboratory Corp. of America Holdings	82	13	0.13
McCormick & Co., Inc.	167	17	0.16
McKesson Corp.	170	27	0.25
Medtronic PLC	1,097	89	0.85
Merck & Co., Inc.	2,215	125	1.19
Mettler-Toledo International, Inc.	21	13	0.12
Molson Coors Brewing Co.	259	21	0.20
Mondelez International, Inc.	2,117	91	0.87
Monster Beverage Corp.	582	37	0.35
Mylan N.V.	434	18	0.18
NextEra Energy, Inc.	1,641	256	2.45
NiSource, Inc.	1,143	29	0.28
NRG Energy, Inc.	1,054	30	0.29
Patterson Cos., Inc.	67	2	0.02
PepsiCo, Inc.	2,006	241	2.30
PerkinElmer, Inc.	89	7	0.06
Perrigo Co., PLC	107	9	0.09
Pfizer, Inc.	4,834	175	1.67
PG&E Corp.	1,798	81	0.77
Philip Morris International, Inc.	2,181	230	2.20
Pinnacle West Capital Corp.	391	33	0.32
PPL Corp.	2,395	74	0.71
Procter & Gamble Co. (The)	3,581	329	3.15
Public Service Enterprise Group, Inc.	1,774	91	0.87
Quest Diagnostics, Inc.	110	11	0.10
Regeneron Pharmaceuticals, Inc.	62	23	0.22
ResMed, Inc.	115	10	0.09
SCANA Corp.	501	20	0.19

Sempra Energy	880	94	0.90
Southern Co. (The)	3,504	169	1.61
Stryker Corp.	261	40	0.39
Sysco Corp.	682	41	0.40
Thermo Fisher Scientific, Inc.	324	62	0.59
Tyson Foods, Inc.	406	33	0.31
UnitedHealth Group, Inc.	783	173	1.65
Universal Health Services, Inc.	72	8	0.08
Varian Medical Systems, Inc.	74	8	0.08
Verizon Communications, Inc.	25,376	1,343	12.85
Vertex Pharmaceuticals, Inc.	204	31	0.29
Walgreens Boots Alliance, Inc.	1,219	89	0.85
Wal-Mart Stores, Inc.	2,056	203	1.94
Waters Corp.	65	13	0.12
WEC Energy Group, Inc.	1,106	73	0.70
Xcel Energy, Inc.	1,780	86	0.82
Zimmer Biomet Holdings, Inc.	164	20	0.19
Zoetis, Inc.	398	29	0.27
Total		$10,459	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom Short U.S. Cyclicals Index as of December 31, 2017.

Security Description	Shares	Value (000)	Index Weight
JPM Custom Short U.S. Cyclicals Index
3M Co.	696	$164	1.56%
Accenture PLC	286	44	0.42
Activision Blizzard, Inc.	350	22	0.21
Acuity Brands, Inc.	49	9	0.08
Adobe Systems, Inc.	229	40	0.38
Advance Auto Parts, Inc.	72	7	0.07
Advanced Micro Devices, Inc.	373	4	0.04
Air Products & Chemicals, Inc.	897	147	1.40
Akamai Technologies, Inc.	79	5	0.05
Alaska Air Group, Inc.	144	11	0.10
Albemarle Corp.	455	58	0.55
Allegion PLC	111	9	0.08
Alliance Data Systems Corp.	22	6	0.05
Alphabet, Inc.	140	146	1.39
Alphabet, Inc.	138	145	1.38
Amazon.com, Inc.	390	456	4.34
American Airlines Group, Inc.	506	26	0.25
AMETEK, Inc.	269	19	0.19
Amphenol Corp.	141	12	0.12
Analog Devices, Inc.	170	15	0.14
ANSYS, Inc.	39	6	0.05
AO Smith Corp.	171	10	0.10
Apple, Inc.	2,392	405	3.85
Applied Materials, Inc.	494	25	0.24
Aptiv PLC	261	22	0.21
Arconic, Inc.	493	13	0.13
Autodesk, Inc.	102	11	0.10
Automatic Data Processing, Inc.	206	24	0.23
AutoZone, Inc.	27	19	0.18
Avery Dennison Corp.	364	42	0.40
Ball Corp.	1,448	55	0.52
Best Buy Co., Inc.	260	18	0.17
Boeing Co. (The)	648	191	1.82
BorgWarner, Inc.	194	10	0.09
Broadcom Ltd.	188	48	0.46
CA, Inc.	146	5	0.05
Cadence Design Systems, Inc.	130	5	0.05
CarMax, Inc.	179	11	0.11
Carnival Corp.	399	26	0.25
Caterpillar, Inc.	690	109	1.03
CBS Corp.	356	21	0.20
CF Industries Holdings, Inc.	960	41	0.39
CH Robinson Worldwide, Inc.	164	15	0.14
Charter Communications, Inc.	197	66	0.63
Chipotle Mexican Grill, Inc.	25	7	0.07
Cintas Corp.	100	16	0.15
Cisco Systems, Inc.	2,316	89	0.84
Citrix Systems, Inc.	67	6	0.06
Cognizant Technology Solutions Corp.	274	19	0.19
Comcast Corp.	4,605	184	1.75

Corning, Inc.	418	13	0.13
CSRA, Inc.	76	2	0.02
CSX Corp.	1,066	59	0.56
Cummins, Inc.	184	33	0.31
Darden Restaurants, Inc.	123	12	0.11
Deere & Co.	373	58	0.56
Delphi Technologies PLC	87	5	0.04
Delta Air Lines, Inc.	777	44	0.41
Discovery Communications, Inc.	199	4	0.04
Discovery Communications, Inc.	151	3	0.03
DISH Network Corp.	223	11	0.10
Dollar General Corp.	255	24	0.23
Dollar Tree, Inc.	232	25	0.24
Dover Corp.	182	18	0.17
DowDuPont, Inc.	9,605	684	6.50
DR Horton, Inc.	333	17	0.16
DXC Technology Co.	132	13	0.12
Eastman Chemical Co.	596	55	0.53
Eaton Corp. PLC	519	41	0.39
eBay, Inc.	461	17	0.17
Ecolab, Inc.	1,072	144	1.37
Electronic Arts, Inc.	143	15	0.14
Emerson Electric Co.	747	52	0.49
Equifax, Inc.	140	17	0.16
Expedia, Inc.	120	14	0.14
Expeditors International of Washington I	211	14	0.13
F5 Networks, Inc.	29	4	0.04
Facebook, Inc.	1,098	194	1.84
Fastenal Co.	336	18	0.17
FedEx Corp.	288	72	0.68
Fidelity National Information Services I	154	14	0.14
Fiserv, Inc.	97	13	0.12
FLIR Systems, Inc.	64	3	0.03
Flowserve Corp.	152	6	0.06
Fluor Corp.	163	8	0.08
FMC Corp.	552	52	0.50
Foot Locker, Inc.	121	6	0.05
Ford Motor Co.	3,829	48	0.45
Fortive Corp.	356	26	0.24
Fortune Brands Home & Security, Inc.	180	12	0.12
Freeport-McMoRan, Inc.	5,539	105	1.00
Gap, Inc. (The)	215	7	0.07
Garmin Ltd.	109	6	0.06
Gartner, Inc.	42	5	0.05
General Dynamics Corp.	325	66	0.63
General Electric Co.	10,102	176	1.68
General Motors Co.	1,284	53	0.50
Genuine Parts Co.	144	14	0.13
Global Payments, Inc.	71	7	0.07
Goodyear Tire & Rubber Co. (The)	246	8	0.08
H&R Block, Inc.	205	5	0.05
Hanesbrands, Inc.	357	7	0.07
Harley-Davidson, Inc.	167	8	0.08
Harris Corp.	55	8	0.07
Hasbro, Inc.	111	10	0.10
Hewlett Packard Enterprise Co.	761	11	0.10
Hilton Worldwide Holdings, Inc.	200	16	0.15
Home Depot, Inc. (The)	1,154	219	2.08

Honeywell International, Inc.	889	136	1.30
HP, Inc.	774	16	0.15
IHS Markit Ltd.	424	19	0.18
Illinois Tool Works, Inc.	361	60	0.57
Ingersoll-Rand PLC	296	26	0.25
Intel Corp.	2,176	100	0.95
International Business Machines Corp.	401	62	0.58
International Flavors & Fragrances , Inc.	325	50	0.47
International Paper Co.	1,700	98	0.94
Interpublic Group of Cos., Inc. (The)	385	8	0.07
Intuit, Inc.	113	18	0.17
Jacobs Engineering Group, Inc.	140	9	0.09
JB Hunt Transport Services, Inc.	100	11	0.11
Johnson Controls International PLC	1,088	41	0.39
Juniper Networks, Inc.	176	5	0.05
Kansas City Southern	123	13	0.12
KLA-Tencor Corp.	73	8	0.07
Kohl’s Corp.	165	9	0.09
L Brands, Inc.	244	15	0.14
L3 Technologies, Inc.	91	18	0.17
Lam Research Corp.	75	14	0.13
Leggett & Platt, Inc.	130	6	0.06
Lennar Corp.	199	13	0.12
Lennar Corp.	4	—	—
LKQ Corp.	302	12	0.12
Lockheed Martin Corp.	292	94	0.89
Lowe’s Cos., Inc.	827	77	0.73
LyondellBasell Industries N.V.	1,336	147	1.40
Macy’s, Inc.	298	8	0.07
Marriott International, Inc.	306	42	0.39
Martin Marietta Materials, Inc.	259	57	0.54
Masco Corp.	372	16	0.16
Mastercard, Inc.	432	65	0.62
Mattel, Inc.	336	5	0.05
McDonald’s Corp.	793	136	1.30
MGM Resorts International	507	17	0.16
Michael Kors Holdings Ltd.	148	9	0.09
Microchip Technology, Inc.	108	9	0.09
Micron Technology, Inc.	516	21	0.20
Microsoft Corp.	3,567	305	2.90
Mohawk Industries, Inc.	62	17	0.16
Monsanto Co.	1,809	211	2.01
Mosaic Co. (The)	1,445	37	0.35
Motorola Solutions, Inc.	75	7	0.06
NetApp, Inc.	125	7	0.07
Netflix, Inc.	423	81	0.77
Newell Brands, Inc.	480	15	0.14
Newmont Mining Corp.	2,195	82	0.78
News Corp.	374	6	0.06
News Corp.	119	2	0.02
Nielsen Holdings PLC	392	14	0.14
NIKE, Inc.	1,286	80	0.76
Nordstrom, Inc.	114	5	0.05
Norfolk Southern Corp.	336	49	0.46
Northrop Grumman Corp.	203	62	0.59
Norwegian Cruise Line Holdings Ltd.	174	9	0.09
Nucor Corp.	1,315	84	0.79
NVIDIA Corp.	278	54	0.51

Omnicom Group, Inc.	226	16	0.16
Oracle Corp.	1,399	66	0.63
O’Reilly Automotive, Inc.	86	21	0.20
PACCAR, Inc.	410	29	0.28
Packaging Corp. of America	388	47	0.44
Parker-Hannifin Corp.	155	31	0.29
Paychex, Inc.	148	10	0.10
PayPal Holdings, Inc.	523	39	0.37
Pentair PLC	193	14	0.13
PPG Industries, Inc.	1,056	123	1.17
Priceline Group, Inc. (The)	48	83	0.79
PulteGroup, Inc.	272	9	0.09
PVH Corp.	76	10	0.10
Qorvo, Inc.	59	4	0.04
QUALCOMM, Inc.	684	44	0.42
Quanta Services, Inc.	176	7	0.07
Ralph Lauren Corp.	54	6	0.05
Raytheon Co.	339	64	0.61
Red Hat, Inc.	82	10	0.09
Republic Services, Inc.	267	18	0.17
Robert Half International, Inc.	147	8	0.08
Rockwell Automation, Inc.	150	29	0.28
Roper Technologies, Inc.	119	31	0.29
Ross Stores, Inc.	381	31	0.29
Royal Caribbean Cruises Ltd.	168	20	0.19
salesforce.com, Inc.	316	32	0.31
Seagate Technology PLC	133	6	0.05
Sealed Air Corp.	782	39	0.37
Sherwin-Williams Co. (The)	338	139	1.32
Signet Jewelers Ltd.	59	3	0.03
Skyworks Solutions, Inc.	85	8	0.08
Snap-on, Inc.	67	12	0.11
Southwest Airlines Co.	642	42	0.40
Stanley Black & Decker, Inc.	179	30	0.29
Starbucks Corp.	1,414	81	0.77
Stericycle, Inc.	100	7	0.06
Symantec Corp.	285	8	0.08
Synopsys, Inc.	70	6	0.06
Tapestry, Inc.	277	12	0.12
Target Corp.	535	35	0.33
TE Connectivity Ltd.	164	16	0.15
Texas Instruments, Inc.	459	48	0.46
Textron, Inc.	309	17	0.17
Tiffany & Co.	100	10	0.10
TJX Cos., Inc. (The)	623	48	0.45
Total System Services, Inc.	78	6	0.06
Tractor Supply Co.	124	9	0.09
TransDigm Group, Inc.	56	15	0.15
TripAdvisor, Inc.	106	4	0.03
Twenty-First Century Fox, Inc.	1,030	36	0.34
Twenty-First Century Fox, Inc.	430	15	0.14
Ulta Beauty, Inc.	57	13	0.12
Under Armour, Inc.	181	3	0.02
Under Armour, Inc.	182	2	0.02
Union Pacific Corp.	934	125	1.19
United Continental Holdings, Inc.	302	20	0.19
United Parcel Service, Inc.	804	96	0.91
United Rentals, Inc.	99	17	0.16

United Technologies Corp.	867	111	1.05
VeriSign, Inc.	40	5	0.04
Verisk Analytics, Inc.	181	17	0.17
VF Corp.	320	24	0.23
Viacom, Inc.	345	11	0.10
Visa, Inc.	847	97	0.92
Vulcan Materials Co.	545	70	0.66
Walt Disney Co. (The)	1,511	162	1.54
Waste Management, Inc.	472	41	0.39
Western Digital Corp.	137	11	0.10
Western Union Co. (The)	215	4	0.04
WestRock Co.	1,046	66	0.63
Whirlpool Corp.	71	12	0.11
WW Grainger, Inc.	61	14	0.14
Wyndham Worldwide Corp.	101	12	0.11
Wynn Resorts Ltd.	78	13	0.12
Xerox Corp.	99	3	0.03
Xilinx, Inc.	115	8	0.07
Xylem, Inc.	210	14	0.14
Yum! Brands, Inc.	338	28	0.26
Total		$10,515	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom Short U.S. Machinery Index as of December 31, 2017.

Security Description	Shares	Value (000)	Index Weight
JPM Custom Short U.S. Machinery Index
AGCO Corp.	2,437	$174	1.59%
Caterpillar, Inc.	18,170	2,863	26.16
Cummins, Inc.	4,889	864	7.89
Deere & Co.	9,912	1,551	14.18
Dover Corp.	4,757	480	4.39
Flowserve Corp.	4,020	169	1.55
Illinois Tool Works, Inc.	10,439	1,742	15.92
Ingersoll-Rand PLC	7,598	678	6.19
PACCAR, Inc.	10,473	744	6.80
Parker-Hannifin Corp.	4,071	812	7.42
Pentair PLC	5,562	393	3.59
SPX Corp.	1,295	41	0.37
SPX FLOW, Inc.	1,273	61	0.55
Xylem Inc, Inc.	5,454	372	3.40
Total		$10,944	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom Short Non-U.S. Machinery Index as of December 31, 2017.

Security Description	Shares	Value (000)	Index Weight
JPM Custom Short Non-U.S. Machinery Index
Alfa Laval AB	87,513	$16,960	2.10%
Atlas Copco AB	250,477	88,719	11.01
CNH Industrial N.V.	288,152	3,219	3.93
CRRC Corp., Ltd.	9,893,077	82,706	10.75
Doosan Infracore Co., Ltd.	42,344	367,972	0.35
GEA Group AG	40,470	1,619	1.98
Hino Motors Ltd.	121,416	177,268	1.60
Hitachi Construction Machinery Co., Ltd.	45,141	184,854	1.67
Hiwin Technologies Corp.	58,134	18,719	0.64
Hyundai Heavy Industries Co., Ltd.	11,856	1,191,498	1.13
Hyundai Mipo Dockyard Co., Ltd.	4,206	331,006	0.31
IMI PLC	57,785	77,028	1.06
JTEKT Corp.	71,869	139,139	1.25
Kawasaki Heavy Industries Ltd.	34,910	138,068	1.25
Komatsu Ltd.	203,712	830,738	7.49
Kone Oyj	110,583	4,952	6.04
Kubota Corp.	260,260	575,045	5.19
MAN SE	30,927	2,950	3.60
Melrose Industries PLC	411,049	87,225	1.20
Metso Oyj	31,792	905	1.11
NGK Insulators Ltd.	68,591	145,962	1.32
Samsung Heavy Industries Co., Ltd.	81,126	594,657	0.57
Sandvik AB	264,537	38,014	4.72
Schindler Holding AG	22,296	5,001	5.22
SMC Corp.	14,169	657,147	5.93
Sulzer AG	7,149	845	0.88
Sumitomo Heavy Industries Ltd.	25,949	123,778	1.12
Volvo AB	449,451	68,631	8.52
Wartsila Oyj Abp	41,651	2,191	2.67
Weichai Power Co., Ltd.	1,842,715	15,774	2.05
Weir Group PLC (The)	47,501	100,845	1.39
Yangzijiang Shipbuilding Holdings Ltd.	826,877	1,216	0.92
Zoomilion Co., Ltd.	2,358,918	7,902	1.03
Total		$6,082,553	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom Short China Property Index as of December 31, 2017.

Security Description	Shares	Value (000)	Index Weight
JPM Custom Short China Property Index
China Evergrande Group	1,046,528	$28,204	17.55%
China Jinmao Holdings Group Ltd.	856,405	2,946	1.83
China Overseas Land & Investment Ltd.	873,150	21,960	13.67
China Resources Land Ltd.	551,955	12,695	7.90
China Vanke Co., Ltd.	1,143,662	35,682	22.20
Country Garden Holdings Co., Ltd.	1,673,576	24,936	15.52
Guangzhou R&F Properties Co., Ltd.	256,614	4,522	2.81
Longfor Properties Co., Ltd.	475,004	9,301	5.79
Shimao Property Holdings Ltd.	269,012	4,573	2.85
Sino-Ocean Group Holding Ltd.	614,737	3,313	2.06
SOHO China Ltd.	415,749	1,900	1.18
Sunac China Holdings Ltd.	329,710	10,666	6.64
Total		$160,698	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom Short Luxury Index as of December 31, 2017.

Security Description	Shares	Value (000)	Index Weight
JPM Custom Short Luxury Index
Brunello Cucinelli SpA	112	$3	0.35%
Burberry Group PLC	1,410	2,527	3.27
Christian Dior SE	77	24	2.71
Cie Financiere Richemont SA	1,896	167	16.43
Hermes International	105	47	5.37
HUGO BOSS AG	233	17	1.90
Kering	417	164	18.83
LVMH Moet Hennessy Louis Vuitton SE	1,256	308	35.41
Moncler SpA	840	22	2.52
Salvatore Ferragamo SpA	559	12	1.42
Swatch Group AG (The)	181	72	7.06
Tapestry, Inc.	940	42	3.97
Tod’s SpA	109	7	0.76
Total		$3,412	100.00%

@		Value is less than $500.
†		Credit rating as issued by Standard & Poor’s.
*		Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
NR		Not rated.
JIBAR		Johannesburg Interbank Agreed Rate.
KIBOR		Korea Interbank Offered Rate.
LIBOR		London Interbank Offered Rate.
PRIBOR		Prague Interbank Offered Rate.
TIIE		Interbank Equilibrium Interest Rate.
ARS	—	Argentine Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan Renminbi Offshore
CNY	—	Chinese Yuan Renminbi
COP	—	Colombian Peso
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	31.2%
Common Stocks	26.3
Investment Companies	20.4
Corporate Bonds	9.4
Other**	7.4
U.S. Treasury Securities	5.3
Total Investments	100.0	%***

**	Industries and/or investment types representing less than 5% of total investments.
***

Does not include open long/short futures contracts with an underlying face amount of approximately $6,284,000 with net unrealized appreciation of approximately $22,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $2,000 and does not include open swap agreements with net unrealized appreciation of approximately $13,000.

Morgan Stanley Institutional Fund Trust

Mid Cap Growth Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (98.0%)
Aerospace & Defense (4.8%)
TransDigm Group, Inc.	98,385	$27,019

Automobiles (1.1%)
Harley-Davidson, Inc.	123,370	6,277

Biotechnology (1.6%)
Alnylam Pharmaceuticals, Inc. (a)	40,396	5,132
Intrexon Corp. (a)(b)	68,010	783
Juno Therapeutics, Inc. (a)	65,865	3,011
		8,926
Capital Markets (1.5%)
S&P Global, Inc.	49,718	8,422

Commercial Services & Supplies (1.0%)
Copart, Inc. (a)	129,090	5,575

Construction Materials (3.3%)
Martin Marietta Materials, Inc.	42,136	9,314
Vulcan Materials Co.	70,633	9,067
		18,381
Electronic Equipment, Instruments & Components (0.9%)
Cognex Corp.	80,410	4,918

Health Care Equipment & Supplies (6.7%)
DexCom, Inc. (a)	262,090	15,041
Intuitive Surgical, Inc. (a)	37,373	13,639
Penumbra, Inc. (a)	92,587	8,713
		37,393
Health Care Technology (12.4%)
athenahealth, Inc. (a)	260,454	34,651
Veeva Systems, Inc., Class A (a)	618,771	34,205
		68,856
Hotels, Restaurants & Leisure (0.9%)
Shake Shack, Inc., Class A (a)(b)	122,566	5,295

Insurance (1.1%)
Markel Corp. (a)	5,270	6,003

Internet & Direct Marketing Retail (3.8%)
Expedia, Inc.	71,168	8,524
Overstock.com, Inc. (a)(b)	197,915	12,647
		21,171
Internet Software & Services (18.4%)
Angi Homeservices, Inc., Class A (a)(b)	1,555,525	16,271
MercadoLibre, Inc.	30,791	9,689
Shopify, Inc., Class A (Canada) (a)	84,472	8,532
Survey Monkey, Inc. (a)(c)(d)(e) (acquisition cost - $28,952; acquired 11/25/14)	1,760,030	11,651
Twitter, Inc. (a)	1,181,736	28,373

Zillow Group, Inc., Class C (a)	679,545	27,807
		102,323
Life Sciences Tools & Services (5.1%)
Illumina, Inc. (a)	130,202	28,448

Machinery (8.1%)
Fortive Corp.	194,944	14,104
Welbilt, Inc. (a)	1,324,466	31,138
		45,242
Multi-Line Retail (4.0%)
Dollar Tree, Inc. (a)	210,284	22,565

Professional Services (4.1%)
IHS Markit Ltd. (a)	317,571	14,338
Verisk Analytics, Inc. (a)	88,522	8,498
		22,836
Software (14.1%)
Atlassian Corp., PLC, Class A (United Kingdom) (a)	112,431	5,118
ServiceNow, Inc. (a)	110,636	14,426
Snap, Inc., Class A (a)(b)	564,846	8,253
Splunk, Inc. (a)	105,847	8,768
Take-Two Interactive Software, Inc. (a)	257,681	28,288
Workday, Inc., Class A (a)	135,308	13,766
		78,619
Specialty Retail (5.1%)
L Brands, Inc.	94,798	5,709
Ulta Salon Cosmetics & Fragrance, Inc. (a)	100,795	22,544
		28,253
Total Common Stocks (Cost $473,901)		546,522

Short-Term Investments (14.1%)
Securities held as Collateral on Loaned Securities (7.1%)
Investment Company (5.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f)	28,866,279	28,866

	Face Amount (000)	Value (000)
Repurchase Agreements (1.9%)
Barclays Capital, Inc., (1.37%, dated 12/29/17, due 1/2/18; proceeds $6,643; fully collateralized by a U.S. Government obligation; 1.75% due 5/15/23; valued at $6,776)	$6,643	6,643
HSBC Securities USA, Inc., (1.30%, dated 12/29/17, due 1/2/18; proceeds $513; fully collateralized by a U.S. Government obligation; 3.00% due 2/15/47; valued at $524)	513	513

Merrill Lynch & Co., Inc., (1.42%, dated 12/29/17, due 1/2/18; proceeds $3,403; fully collateralized by a U.S. Government obligation; 2.00% due 12/31/21; valued at $3,471)	3,403	3,403
		10,559
Total Securities held as Collateral on Loaned Securities (Cost $39,425)		39,425

	Shares	Value (000)
Investment Company (7.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $39,243)	39,242,712	39,243
Total Short-Term Investments (Cost $78,668)		78,668
Total Investments Excluding Purchased Options (112.1%) (Cost $552,569)		625,190
Total Purchased Options Outstanding (0.0%) (Cost $1,217)		183
Total Investments (112.2%) (Cost $553,786) Including $38,868 of Securities Loaned (g)(h)		625,373
Liabilities in Excess of Other Assets (-12.2%)		(67,873)
Net Assets (100.0%)		$557,500

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at December 31, 2017 were approximately $38,868,000 and $40,800,000, respectively. The Fund received cash collateral of approximately $39,425,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $1,375,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)

At December 31, 2017, the Fund held a fair valued security valued at approximately $11,651,000, representing 2.1% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust’s Trustees.

(d)	Security has been deemed illiquid at December 31, 2017.
(e)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at December 31, 2017, amounts to approximately $11,651,000 and represents 2.1% of net assets.

(f)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended December 31, 2017, advisory fees paid were reduced by approximately $6,000 relating to the Fund’s investment in the Liquidity Funds.

(g)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2017, the Fund did not engage in any cross-trade transactions.

(h)

At December 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $97,210,000 and the aggregate gross unrealized depreciation is approximately $25,623,000, resulting in net unrealized appreciation of approximately $71,587,000.

Call Options Purchased:

The Fund had the following call options purchased open at December 31, 2017:

Counterparty	Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH 7.52	Nov-18	147,087,283	147,087	$144	$609	$(465)
Royal Bank of Scotland	USD/CNH	CNH 7.55	Aug-18	114,738,765	114,739	39	608	(569)
						$183	$1,217	$(1,034)

CNH                    —           Chinese Yuan Renminbi Offshore

USD                      —           United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	36.5%
Internet Software & Services	17.5
Software	13.4
Health Care Technology	11.8
Machinery	7.7
Short-Term Investment	6.7
Health Care Equipment & Supplies	6.4
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of December 31, 2017.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2017 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (98.8%)
Agency Adjustable Rate Mortgage (0.1%)
Federal Home Loan Mortgage Corporation,
Conventional Pool:
12 Month USD LIBOR + 1.62%, 2.51%, 7/1/45	$170	$172

Agency Fixed Rate Mortgages (18.5%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
3.00%, 3/1/47	2,675	2,679
3.50%, 1/1/44 – 2/1/45	2,023	2,089
4.00%, 6/1/44 – 10/1/44	958	1,003
5.41%, 7/1/37 – 8/1/37	22	25
5.44%, 1/1/37 – 6/1/38	86	97
5.46%, 5/1/37 – 1/1/38	93	102
5.48%, 8/1/37 – 10/1/37	60	66
5.50%, 8/1/37 – 4/1/38	108	120
5.52%, 9/1/37 – 1/1/38	28	30
5.62%, 12/1/36 – 12/1/37	88	98
6.00%, 10/1/36 – 8/1/38	157	173
6.50%, 12/1/25 – 8/1/33	159	174
7.00%, 6/1/28 – 11/1/31	52	53
Federal National Mortgage Association,
Conventional Pools:
3.00%, 5/1/30 – 11/1/46	5,390	5,407
3.50%, 8/1/45 – 1/1/48	3,191	3,276
4.00%, 11/1/41 – 8/1/46	5,646	5,933
4.50%, 3/1/41 – 11/1/44	2,000	2,164
5.00%, 3/1/41	290	314
5.50%, 6/1/35 – 1/1/37	83	91
5.62%, 12/1/36	33	35
6.50%, 4/1/24 – 1/1/34	1,123	1,256
7.00%, 5/1/18 – 12/1/33	218	230
9.50%, 4/1/30	146	168
January TBA:
3.00%, 1/1/33 (a)	2,260	2,302
3.50%, 1/1/48 (a)	17,709	18,184
4.00%, 1/1/48 (a)	6,370	6,662
4.50%, 1/1/48 (a)	2,870	3,054
Government National Mortgage Association,
January TBA:
3.50%, 1/20/48 (a)	680	703
Various Pools:
3.50%, 11/20/40 – 7/20/46	3,069	3,177
4.00%, 8/20/41 – 3/20/43	689	726
5.48%, 9/20/37	9	10
6.50%, 5/15/40	747	884
		61,285
Asset-Backed Securities (9.2%)
Accredited Mortgage Loan Trust,
1 Month USD LIBOR + 0.60%, 2.15%, 4/25/34 (b)	1,099	1,063
American Homes 4 Rent Trust,
6.07%, 10/17/45 (c)	601	671
AMSR Trust,
1 Month LIBOR + 1.40%, 2.89%, 11/17/33 (b)(c)	1,000	1,007

Bayview Opportunity Master Fund IIIa Trust,
3.35%, 11/28/32 (c)	1,247	1,247
Blackbird Capital Aircraft Lease Securitization Ltd.,
5.68%, 12/16/41 (c)	707	709
CAM Mortgage Trust,
4.00%, 1/15/56 (c)	9	9
ContiMortgage Home Equity Loan Trust,
8.10%, 8/15/25	25	17
CVS Pass-Through Trust,
6.04%, 12/10/28	647	721
GMAT Trust,
4.25%, 9/25/20 (c)	598	602
Invitation Homes Trust,
1 Month LIBOR + 4.75%, 6.21%, 8/17/32 (b)(c)	997	1,021
Labrador Aviation Finance Ltd.,
5.68%, 1/15/42 (c)	546	550
METAL LLC,
4.58%, 10/15/42 (c)	1,084	1,085
MFA Trust,
3.35%, 11/25/47 (c)	1,193	1,194
Nationstar HECM Loan Trust,
3.97%, 9/25/27 (b)(c)	1,000	1,000
4.70%, 5/25/27 (c)	800	810
5.68%, 8/25/26 (c)	475	485
6.54%, 6/25/26 (b)(c)	450	452
Oak Hill Advisors Residential Loan Trust,
3.00%, 7/25/57 (c)	974	976
OnDeck Asset Securitization Trust II LLC,
4.21%, 5/17/20 (c)	450	452
PNMAC GMSR Issuer Trust,
5.55%, 8/25/23 (b)(c)	400	401
1 Month USD LIBOR + 4.75%, 6.30%, 2/25/50 (b)(c)	900	923
Pretium Mortgage Credit Partners I LLC,
3.25%, 8/27/32 – 3/28/57(c)	1,594	1,597
3.33%, 12/30/32 (b)(c)	1,165	1,165
3.50%, 10/27/31 – 4/29/32(c)	1,257	1,261
Prosper Marketplace Issuance Trust,
3.36%, 11/15/23 (c)	900	897
RCO Mortgage LLC,
3.38%, 8/25/22 (c)	1,207	1,211
S-Jets Ltd.,
7.02%, 8/15/42 (c)	1,438	1,461
Tricon American Homes Trust,
5.10%, 1/17/36 (c)	700	704
5.15%, 9/17/34 (c)	450	452
5.77%, 11/17/33 (c)	630	648
U.S. Residential Opportunity Fund IV Trust,
3.35%, 11/27/37 (c)	1,100	1,100
VOLT LIV LLC,
3.50%, 2/25/47 (c)	272	273
VOLT LIX LLC,
3.25%, 5/25/47 (c)	470	472
VOLT LXIII LLC,
3.00%, 10/25/47 (c)	1,160	1,159
VOLT LXIV LLC,
3.38%, 10/25/47 (c)	1,171	1,173
VOLT NPL X LLC,
4.75%, 10/26/54 (c)	46	46
VOLT XL LLC,
4.38%, 11/27/45 (c)	303	304

VOLT XXV LLC,
3.50%, 6/26/45 (c)	1,218	1,222
		30,540
Collateralized Mortgage Obligations - Agency Collateral Series (1.4%)
Federal Home Loan Mortgage Corporation,
3.95%, 10/25/48 (b)(c)	750	731
1 Month LIBOR + 4.35%, 5.72%, 12/25/26 (b)(c)	298	302
1 Month LIBOR + 5.05%, 6.42%, 7/25/23 (b)	350	354
1 Month LIBOR + 5.25%, 6.62%, 7/25/26 (b)(c)	249	253
IO
0.33%, 11/25/27 (b)	23,972	700
0.44%, 8/25/27 (b)	14,943	542
IO REMIC
4.52%, 11/15/43 (b)	1,308	169
4.57%, 4/15/39 (b)	1,094	77
IO STRIPS
7.50%, 12/15/29	34	9
PAC REMIC
9.50%, 4/15/20	—@	—@
Federal National Mortgage Association,
IO
4.84%, 9/25/20 (b)	4,125	348
IO PAC REMIC
8.00%, 9/18/27	130	28
IO REMIC
6.00%, 7/25/33	85	16
IO STRIPS
6.50%, 9/25/29 – 12/25/29	507	87
8.00%, 4/25/24	117	17
8.50%, 10/25/25	45	9
9.00%, 11/25/26	42	8
REMIC
7.00%, 9/25/32	252	291
54.77%, 9/25/20 (d)	—@	—@
Government National Mortgage Association,
IO
4.56%, 11/16/40 (b)	1,784	297
4.61%, 7/16/33 (b)	1,514	60
4.73%, 3/20/43 (b)	631	100
5.00%, 5/20/40 (b)	769	136
5.00%, 2/16/41	289	65
IO PAC
4.65%, 10/20/41 (b)	1,932	148
		4,747
Commercial Mortgage-Backed Securities (5.5%)
BBCCRE Trust,
4.56%, 8/10/33 (b)(c)	750	641
BBCMS Trust,
4.28%, 9/10/28 (b)(c)	1,037	1,007
BXP Trust,
4.48%, 11/15/34 (b)(c)	1,150	1,153
CGDB Commercial Mortgage Trust,
1 Month LIBOR + 2.50%, 3.98%, 5/15/30 (b)(c)	290	291
Citigroup Commercial Mortgage Trust,
1 Month LIBOR + 2.94%, 4.42%, 9/15/27 (b)(c)	650	642
IO
0.89%, 11/10/48 (b)	2,802	132
0.96%, 9/10/58 (b)	9,742	563

COMM Mortgage Trust,
5.04%, 8/10/46 (b)(c)	800	788
IO
0.19%, 7/10/45 (b)	14,818	82
0.95%, 10/10/47 (b)	4,558	163
1.22%, 7/15/47 (b)	4,102	195
Commercial Mortgage Pass-Through Certificates,
4.60%, 2/10/47 (b)(c)	575	537
CSMC Trust,
1 Month LIBOR + 4.15%, 5.63%, 3/15/28 (b)(c)	200	201
1 Month LIBOR + 4.75%, 6.23%, 4/15/29 (b)(c)	1,000	1,005
GS Mortgage Securities Trust,
4.76%, 8/10/46 (b)(c)	500	487
IO
0.83%, 9/10/47 (b)	5,792	230
1.28%, 10/10/49 (b)	8,132	659
1.36%, 10/10/48 (b)	5,367	419
HMH Trust,
6.29%, 7/5/31 (c)	450	446
JP Morgan Chase Commercial Mortgage Securities Trust,
IO
0.55%, 4/15/46 (b)	6,956	180
0.81%, 12/15/49 (b)	4,584	204
1.10%, 7/15/47 (b)	10,346	405
JPMBB Commercial Mortgage Securities Trust,
4.66%, 4/15/47 (b)(c)	775	699
IO
1.07%, 8/15/47 (b)	4,458	235
Morgan Stanley Bank of America Merrill Lynch Trust,
4.75%, 12/15/46 (c)	832	821
UBS Commercial Mortgage Trust,
IO
1.08%, 12/15/50 (b)	10,500	820
Wells Fargo Commercial Mortgage Trust,
3.94%, 8/15/50 (c)	310	258
IO
1.03%, 12/15/49 (b)	6,819	378
1.24%, 11/15/50 (b)	12,981	1,190
1.65%, 11/15/49 (b)	6,908	666
WFRBS Commercial Mortgage Trust,
3.50%, 8/15/47 (c)	1,400	1,122
3.80%, 11/15/47 (b)(c)	950	726
3.99%, 5/15/47 (c)	580	449
4.13%, 5/15/45 (b)(c)	425	394
		18,188
Corporate Bonds (34.4%)
Finance (15.3%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.75%, 5/15/19	380	386
Alexandria Real Estate Equities, Inc.,
3.95%, 1/15/27	175	179
American International Group, Inc.,
4.50%, 7/16/44	550	595
4.88%, 6/1/22	375	408
AvalonBay Communities, Inc.,
Series G
2.95%, 5/11/26	375	368
Bank of America Corp.,
4.24%, 4/24/38	225	245

6.11%, 1/29/37	250	321
MTN
4.00%, 1/22/25	1,055	1,099
4.25%, 10/22/26	1,088	1,148
Bank of Montreal,
3.80%, 12/15/32	800	792
Bank of New York Mellon Corp. (The),
MTN
3.65%, 2/4/24	525	550
BNP Paribas SA,
3.80%, 1/10/24 (c)(e)	500	518
5.00%, 1/15/21	175	188
Boston Properties LP,
3.80%, 2/1/24	700	726
BPCE SA,
5.15%, 7/21/24 (c)	1,075	1,167
Brighthouse Financial, Inc.,
3.70%, 6/22/27 (c)	1,175	1,158
Brookfield Finance LLC,
4.00%, 4/1/24	775	803
Capital One Bank USA NA,
3.38%, 2/15/23	1,625	1,643
Citigroup, Inc.,
3.89%, 1/10/28	1,500	1,554
6.68%, 9/13/43	120	167
8.13%, 7/15/39	350	561
Citizens Bank NA,
MTN
2.55%, 5/13/21	250	249
Colony NorthStar, Inc.,
5.00%, 4/15/23	375	388
Cooperatieve Rabobank UA,
3.95%, 11/9/22	650	679
Credit Agricole SA,
3.88%, 4/15/24 (c)	500	526
Credit Suisse Group AG,
3.57%, 1/9/23 (c)	250	254
Credit Suisse Group Funding Guernsey Ltd.,
4.55%, 4/17/26	1,150	1,233
Deutsche Bank AG,
2.70%, 7/13/20	625	622
Discover Bank,
7.00%, 4/15/20	250	273
Discover Financial Services,
3.95%, 11/6/24	750	767
Extra Space Storage LP,
3.13%, 10/1/35 (c)	250	281
Federal Realty Investment Trust,
3.63%, 8/1/46	250	235
Five Corners Funding Trust,
4.42%, 11/15/23 (c)	500	537
GE Capital International Funding Co., Unlimited Co.,
4.42%, 11/15/35	615	667
Goldman Sachs Group, Inc. (The),
6.75%, 10/1/37	615	825
MTN
4.80%, 7/8/44	350	400
Guardian Life Insurance Co. of America (The),
4.85%, 1/24/77 (c)	475	523
Hartford Financial Services Group, Inc. (The),
5.50%, 3/30/20	295	315

HBOS PLC,
Series G
6.75%, 5/21/18 (c)	813	827
Healthcare Trust of America Holdings LP,
3.70%, 4/15/23	350	358
HSBC Finance Corp.,
6.68%, 1/15/21	237	264
HSBC Holdings PLC,
4.25%, 3/14/24	1,900	1,987
HSBC USA, Inc.,
3.50%, 6/23/24	225	231
Humana, Inc.,
3.95%, 3/15/27	350	363
ING Bank N.V.,
5.80%, 9/25/23 (c)	770	865
ING Groep N.V.,
6.00%, 4/16/20 (f)	200	208
Intesa Sanpaolo SpA,
5.25%, 1/12/24	610	669
iStar, Inc.,
5.25%, 9/15/22	800	807
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
7.38%, 4/1/20 (c)	380	392
JPMorgan Chase & Co.,
3.78%, 2/1/28	1,525	1,582
4.13%, 12/15/26	1,075	1,136
LeasePlan Corp. N.V.,
2.88%, 1/22/19 (c)	475	476
Liberty Mutual Group, Inc.,
4.85%, 8/1/44 (c)	150	167
Macquarie Bank Ltd.,
6.63%, 4/7/21 (c)	490	541
MetLife, Inc.,
5.70%, 6/15/35	175	222
Mizuho Financial Group, Inc.,
2.63%, 4/12/21 (c)	600	599
MPT Operating Partnership LP/MPT Finance Corp.,
5.00%, 10/15/27	800	817
Nationwide Building Society,
3.90%, 7/21/25 (c)	400	420
6.25%, 2/25/20 (c)	645	695
New York Life Global Funding,
1.70%, 9/14/21 (c)	600	583
PNC Bank NA,
3.10%, 10/25/27	975	975
PNC Financial Services Group, Inc. (The),
3.90%, 4/29/24	360	378
Realty Income Corp.,
3.25%, 10/15/22	400	407
Royal Bank of Scotland Group PLC,
3.88%, 9/12/23	875	891
Santander Issuances SAU,
5.18%, 11/19/25	600	649
Santander UK Group Holdings PLC,
3.57%, 1/10/23	1,125	1,142
Skandinaviska Enskilda Banken AB,
2.63%, 11/17/20 (c)	500	503
Spirit Realty Capital, Inc.,
3.75%, 5/15/21 (e)	375	389
Standard Chartered PLC,
3.05%, 1/15/21 (c)	325	328

Swedbank AB,
2.38%, 2/27/19 (c)	525	526
Synchrony Bank,
3.00%, 6/15/22	625	623
TD Ameritrade Holding Corp.,
3.63%, 4/1/25	500	518
Toronto-Dominion Bank (The),
3.63%, 9/15/31	725	724
Travelers Cos., Inc. (The),
3.75%, 5/15/46	275	281
UBS Group Funding Switzerland AG,
2.95%, 9/24/20 (c)	525	531
UnitedHealth Group, Inc.,
2.88%, 3/15/23	1,025	1,038
3.75%, 7/15/25	475	501
WEA Finance LLC/Westfield UK & Europe Finance PLC,
3.25%, 10/5/20 (c)	450	458
Wells Fargo & Co.,
3.00%, 10/23/26	1,950	1,914
5.61%, 1/15/44	250	309
		50,644
Industrials (17.8%)
Abbott Laboratories,
3.75%, 11/30/26	1,025	1,054
Air Liquide Finance SA,
1.75%, 9/27/21 (c)	450	437
Akamai Technologies, Inc.,
0.00%, 2/15/19	375	378
Amazon.com, Inc.,
2.80%, 8/22/24 (c)	975	974
3.80%, 12/5/24	600	635
Amgen, Inc.,
4.66%, 6/15/51	750	843
Anadarko Petroleum Corp.,
5.55%, 3/15/26 (e)	600	674
Anheuser-Busch InBev Finance, Inc.,
3.65%, 2/1/26	475	491
4.90%, 2/1/46	575	669
Apple, Inc.,
2.45%, 8/4/26	400	384
4.45%, 5/6/44	750	859
AT&T, Inc.,
4.25%, 3/1/27	1,250	1,277
4.50%, 3/9/48	900	847
4.90%, 8/14/37	300	305
Baidu, Inc.,
2.75%, 6/9/19	650	651
Becton Dickinson and Co.,
2.89%, 6/6/22	600	597
BHP Billiton Finance USA Ltd.,
5.00%, 9/30/43	250	307
BP Capital Markets PLC,
3.12%, 5/4/26	825	835
3.25%, 5/6/22	625	641
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25	425	453
6.48%, 10/23/45	450	526

CNH Industrial Capital LLC,
4.38%, 11/6/20 (e)		625	650
CNOOC Finance 2013 Ltd.,
3.00%, 5/9/23		540	535
Coca-Cola Co. (The),
3.20%, 11/1/23		375	390
Comcast Corp.,
4.00%, 8/15/47		350	366
4.60%, 8/15/45		380	427
ConocoPhillips Co.,
4.95%, 3/15/26		600	682
CSC Holdings LLC,
5.50%, 4/15/27 (c)		775	792
Daimler Finance North America LLC,
2.25%, 7/31/19 (c)		700	701
Darden Restaurants, Inc.,
3.85%, 5/1/27 (e)		450	459
Delta Air Lines, Inc.,
2.88%, 3/13/20		475	478
Deutsche Telekom International Finance BV,
3.60%, 1/19/27 (c)		750	755
Discovery Communications LLC,
3.95%, 3/20/28		425	424
Dollar General Corp.,
1.88%, 4/15/18		550	550
3.25%, 4/15/23		400	406
Eldorado Gold Corp.,
6.13%, 12/15/20 (c)		380	377
Enable Midstream Partners LP,
3.90%, 5/15/24 (e)		425	428
Express Scripts Holding Co.,
4.50%, 2/25/26 (e)		500	531
4.80%, 7/15/46 (e)		325	347
Exxon Mobil Corp.,
4.11%, 3/1/46		775	870
Ford Motor Credit Co., LLC,
3.20%, 1/15/21		400	406
General Motors Co.,
6.60%, 4/1/36		200	244
GlaxoSmithKline Capital, Inc.,
6.38%, 5/15/38		175	247
Goldcorp, Inc.,
3.70%, 3/15/23		293	300
Halliburton Co.,
5.00%, 11/15/45		500	576
HCA, Inc.,
4.75%, 5/1/23		645	666
Heathrow Funding Ltd.,
4.88%, 7/15/23 (c)		525	561
Home Depot, Inc. (The),
5.88%, 12/16/36		625	847
Illumina, Inc.,
0.00%, 6/15/19		328	358
International Paper Co.,
3.00%, 2/15/27		925	899
J Sainsbury PLC,
Series SBRY
1.25%, 11/21/19	GBP	300	412
Jaguar Land Rover Automotive PLC,
4.50%, 10/1/27 (c)	$700		693

Johnson Controls International PLC,
3.90%, 2/14/26	500	524
Kinder Morgan Energy Partners LP,
3.95%, 9/1/22	1,175	1,214
Kraft Heinz Foods Co.,
4.38%, 6/1/46	675	671
Lockheed Martin Corp.,
3.10%, 1/15/23	725	737
LVMH Moet Hennessy Louis Vuitton SE,
Series MCFP
0.00%, 2/16/21	150	465
LyondellBasell Industries N.V.,
4.63%, 2/26/55	450	478
Macquarie Infrastructure Corp.,
2.00%, 10/1/23	850	816
McDonald’s Corp.,
MTN
4.60%, 5/26/45	400	448
Medtronic, Inc.,
4.63%, 3/15/45	325	380
Microsoft Corp.,
3.13%, 11/3/25	325	332
4.45%, 11/3/45	800	940
MPLX LP,
4.88%, 6/1/25	250	268
5.20%, 3/1/47	350	386
NOVA Chemicals Corp.,
5.25%, 8/1/23 (c)	463	478
Novartis Capital Corp.,
4.40%, 5/6/44	375	431
Nuance Communications, Inc.,
1.00%, 12/15/35	425	408
Ooredoo International Finance Ltd.,
3.25%, 2/21/23 (c)	450	446
Oracle Corp.,
2.95%, 5/15/25	381	383
PepsiCo, Inc.,
3.60%, 3/1/24	625	656
Philip Morris International, Inc.,
2.50%, 8/22/22	270	268
Phillips 66 Partners LP,
4.68%, 2/15/45	150	155
Priceline Group, Inc. (The),
0.90%, 9/15/21 (e)	275	322
QUALCOMM, Inc.,
2.10%, 5/20/20	575	573
Shell International Finance BV,
3.25%, 5/11/25	400	411
Siemens Financieringsmaatschappij N.V.,
2.35%, 10/15/26 (c)	800	757
SK Telecom Co., Ltd.,
2.13%, 5/1/18 (c)	200	200
Southern Copper Corp.,
5.25%, 11/8/42	600	673
Spectra Energy Capital LLC,
3.30%, 3/15/23	475	475
Sprint Corp.,
7.13%, 6/15/24	500	510
Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC,
3.36%, 3/20/23 (c)	1,347	1,359

Telefonica Emisiones SAU,
4.10%, 3/8/27	850	880
Telenor East Holding II AS,
Series VIP
0.25%, 9/20/19	600	643
Teva Pharmaceutical Finance Netherlands III BV,
3.15%, 10/1/26 (e)	1,175	972
Thermo Fisher Scientific, Inc.,
2.95%, 9/19/26	900	876
Time Warner, Inc.,
3.80%, 2/15/27	400	400
Total Capital International SA,
2.88%, 2/17/22	500	507
Transurban Finance Co., Pty Ltd.,
3.38%, 3/22/27 (c)	550	540
Tyson Foods, Inc.,
4.88%, 8/15/34	375	424
United Airlines Pass-Through Trust,
Series A
4.00%, 10/11/27	581	610
United Technologies Corp.,
4.50%, 6/1/42	165	183
Verint Systems, Inc.,
1.50%, 6/1/21 (e)	500	488
Verizon Communications, Inc.,
4.67%, 3/15/55	575	558
5.01%, 8/21/54	300	309
Viavi Solutions, Inc.,
0.63%, 8/15/33	375	387
Visa, Inc.,
3.15%, 12/14/25	1,125	1,151
Volkswagen Group of America Finance LLC,
2.40%, 5/22/20 (c)	800	798
Wal-Mart Stores, Inc.,
3.63%, 12/15/47	525	552
Woodside Finance Ltd.,
3.70%, 9/15/26 (c)	675	679
Wyndham Worldwide Corp.,
4.15%, 4/1/24	850	855
Zillow Group, Inc.,
2.00%, 12/1/21	600	657
		58,847
Utilities (1.3%)
Duke Energy Carolinas LLC,
3.75%, 6/1/45	650	671
Duke Energy Corp.,
2.65%, 9/1/26	760	730
Enel Finance International N.V.,
3.63%, 5/25/27 (c)	350	348
Entergy Louisiana LLC,
3.05%, 6/1/31	525	510
ITC Holdings Corp.,
3.35%, 11/15/27 (c)	775	777
Southern Power Co.,
Series D
1.95%, 12/15/19	550	546

Trans-Allegheny Interstate Line Co.,
3.85%, 6/1/25 (c)		775	805
			4,387
			113,878
Mortgages - Other (8.0%)
Adjustable Rate Mortgage Trust,
3.63%, 6/25/35 (b)		422	418
Alternative Loan Trust,
1 Month USD LIBOR + 0.18%, 1.73%, 5/25/47 (b)		162	158
Banc of America Alternative Loan Trust,
1 Month USD LIBOR + 0.65%, 2.20%, 7/25/46 (b)		250	188
5.86%, 10/25/36		634	388
6.00%, 4/25/36		100	101
Banc of America Funding Trust,
5.25%, 7/25/37		304	301
ChaseFlex Trust,
6.00%, 2/25/37		922	747
Eurosail PLC,
3 Month GBP LIBOR + 0.95%, 1.47%, 6/13/45 (b)	GBP	586	754
Farringdon Mortgages No. 2 PLC,
3 Month GBP LIBOR + 1.50%, 1.88%, 7/15/47 (b)		266	353
Federal Home Loan Mortgage Corporation,
3.00%, 7/25/46 – 5/25/47	$1,736		1,713
3.50%, 5/25/45 – 5/25/47		3,102	3,137
3.87%, 5/25/45 (b)(c)		184	182
3.90%, 4/25/30 (b)		1,300	1,332
4.00%, 5/25/45		102	104
1 Month USD LIBOR + 3.30%, 4.85%, 10/25/27 (b)		400	450
1 Month USD LIBOR + 3.75%, 5.30%, 9/25/24 (b)		602	689
1 Month USD LIBOR + 4.00%, 5.55%, 8/25/24 (b)		290	317
1 Month USD LIBOR + 5.15%, 6.70%, 10/25/29 (b)		300	334
Finance of America Structured Securities Trust,
6.00%, 11/25/27 (b)(c)		1,380	1,329
Grifonas Finance PLC,
6 Month EURIBOR + 0.28%, 0.01%, 8/28/39 (b)	EUR	493	523
HarborView Mortgage Loan Trust,
1 Month USD LIBOR + 0.19%, 1.69%, 1/19/38 (b)	$592		561
IM Pastor 3 FTH,
3 Month EURIBOR + 0.14%, 0.00%, 3/22/43 (b)	EUR	477	503
JP Morgan Mortgage Trust,
3.59%, 6/25/37 (b)	$190		180
6.00%, 6/25/37		188	188
Lehman Mortgage Trust,
5.50%, 11/25/35 – 2/25/36		875	880
6.50%, 9/25/37		998	740
Paragon Mortgages No. 13 PLC,
3 Month GBP LIBOR + 0.40%, 0.78%, 1/15/39 (b)	GBP	300	378
Paragon Mortgages No. 15 PLC,
3 Month EURIBOR + 0.54%, 0.21%, 12/15/39 (b)	EUR	800	860
RALI Trust,
5.50%, 12/25/34	$672		659
6.00%, 11/25/36		258	232
Seasoned Credit Risk Transfer Trust,
3.50%, 6/25/57		1,189	1,216
4.00%, 7/25/56 – 8/25/56(b)(c)		1,050	999
4.50%, 6/25/57		3,401	3,620
4.75%, 7/25/56 – 6/25/57(b)(c)		1,008	1,008

TDA 27 FTA,
3 Month EURIBOR + 0.19%, 0.00%, 12/28/50 (b)	EUR	1,000	952
			26,494
Municipal Bonds (0.8%)
Chicago O’Hare International Airport, IL,
O’Hare International Airport Revenue
6.40%, 1/1/40	$255		353
City of New York, NY,
Series G-1
5.97%, 3/1/36	270		352
Illinois State Toll Highway Authority, IL,
Highway Revenue, Build America Bonds
6.18%, 1/1/34	477		617
Municipal Electric Authority of Georgia, GA,
6.64%, 4/1/57	283		363
6.66%, 4/1/57	320		403
New York City Transitional Finance Authority Future Tax Secured Revenue, NY,
Transitional Finance Authority Future Tax Secured Revenue
5.27%, 5/1/27	320		371
			2,459
Sovereign (8.8%)
Argentine Republic Government International Bond,
7.50%, 4/22/26	1,181		1,340
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/23	BRL	10,700	3,108
Cyprus Government International Bond,
3.88%, 5/6/22	EUR	1,525	2,064
Indonesia Government International Bond,
3.85%, 7/18/27	$2,025		2,081
Indonesia Treasury Bond,
8.25%, 7/15/21	IDR	29,773,000	2,365
Italy Buoni Poliennali Del Tesoro,
1.45%, 9/15/22	EUR	2,900	3,592
Malaysia Government Bond,
3.96%, 9/15/25	MYR	6,300	1,547
Mexican Bonos,
Series M
6.50%, 6/10/21	MXN	74,900	3,683
Mexico Government International Bond,
3.60%, 1/30/25	$704		715
Peru Government Bond,
6.15%, 8/12/32 (c)	PEN	3,200	1,055
Petroleos Mexicanos,
6.38%, 1/23/45	$839		846
Portugal Obrigacoes do Tesouro OT,
5.65%, 2/15/24 (c)	EUR	1,951	2,980
Russian Federal Bond - OFZ,
7.00%, 8/16/23	RUB	130,000	2,256
Ukraine Government International Bond,
7.75%, 9/1/26	$1,261		1,305
			28,937
U.S. Agency Security (0.6%)
Federal Home Loan Bank,
0.88%, 10/1/18	2,070		2,056

U.S. Treasury Securities (11.5%)
U.S. Treasury Bond,
3.75%, 11/15/43	12,625	15,046
U.S. Treasury Notes,
0.38%, 1/15/27	7,480	7,429
1.13%, 2/28/21 (e)	9,700	9,434
1.50%, 8/15/26	1,475	1,373
1.75%, 9/30/19 (e)	4,100	4,091
2.25%, 2/15/27	675	666
		38,039
Total Fixed Income Securities (Cost $323,859)		326,795

	Shares	Value (000)
Short-Term Investments (11.0%)
Securities held as Collateral on Loaned Securities (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (g) (Cost $4,302)	4,302,270	4,302

Investment Company (9.3%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (g) (Cost $30,715)	30,715,243	30,715

	Face Amount (000)
U.S. Treasury Securities (0.4%)
U.S. Treasury Bills,
1.17%, 4/26/18 (h)(i)	$115	114
1.19%, 4/26/18 (h)(i)	687	684
1.30%, 4/26/18 (h)(i)	100	100
1.31%, 4/26/18 (h)(i)	296	295
U.S. Treasury Securities (Cost $1,193)		1,193
Total Short-Term Investments (Cost $36,210)		36,210
Total Investments (109.8%) (Cost $360,069) Including $18,686 of Securities Loaned (j)(k)(l)		363,005
Liabilities in Excess of Other Assets (-9.8%)		(32,307)
Net Assets (100.0%)		$330,698

(a)	Security is subject to delayed delivery.
(b)

Floating or Variable rate securities: The rates disclosed are as of December 31, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at December 31, 2017.

(e)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at December 31, 2017 were approximately $18,686,000 and $19,054,000, respectively. The Fund received cash collateral of approximately $4,302,000, which subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $14,752,000 was received in the form of U.S. Government agency securities and U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(f)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of December 31, 2017.

(g)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended December 31, 2017, advisory fees paid were reduced by approximately $20,000 relating to the Fund’s investment in the Liquidity Funds.

(h)	Rate shown is the yield to maturity at December 31, 2017.
(i)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(j)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(k)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2017, the Fund did not engage in any cross-trade transactions.

(l)

At December 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $8,023,000 and the aggregate gross unrealized depreciation is approximately $5,066,000, resulting in net unrealized appreciation of approximately $2,957,000.

@	Value is less than $500.
ARS	Auction Rate Security.
EURIBOR	Euro Interbank Offered Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at December 31, 2017:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	AUD	4,194		$3,193	2/8/18	$(79)
Bank of America NA	CHF	820		$836	2/8/18	(8)
Bank of America NA	GBP	1,360		$1,835	2/8/18	(3)
Bank of America NA	MXN	76,351		$4,039	2/8/18	181
Bank of America NA	SEK	53		$6	2/8/18	(—@ )
Bank of America NA		$128	MXN	2,461	2/8/18	(4)
Bank of America NA		$1,661	PLN	5,905	2/8/18	36
Barclays Bank PLC		$1,570	NOK	12,991	2/8/18	14
BNP Paribas SA	EUR	3,017		$3,597	2/8/18	(31)
BNP Paribas SA		$837	PEN	2,713	2/8/18	(2)
Citibank NA	JPY	184,795		$1,644	2/8/18	1
Citibank NA	MYR	2,940		$720	2/8/18	(5)
Citibank NA	RUB	131,087		$2,198	2/8/18	(69)
JPMorgan Chase Bank NA	BRL	8,602		$2,648	2/8/18	65
JPMorgan Chase Bank NA	IDR	21,283,033		$1,566	2/8/18	3
JPMorgan Chase Bank NA	PEN	3,200		$987	2/8/18	2
JPMorgan Chase Bank NA		$803	ARS	14,486	2/8/18	(40)
JPMorgan Chase Bank NA		$19	EUR	16	2/8/18	—@
JPMorgan Chase Bank NA		$822	RUB	48,696	2/8/18	20
Royal Bank of Canada		$1	EUR	—@	2/8/18	—@
Royal Bank of Canada		$22	GBP	16	2/8/18	—@
UBS AG	EUR	7,318		$8,694	2/8/18	(105)
						$(24)

Futures Contracts:

The Fund had the following futures contracts open at December 31, 2017:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	175	Mar-18	35,000	$37,469	$(57)
U.S. Treasury 30 yr. Bond	16	Mar-18	1,600	2,448	(2)
U.S. Treasury 5 yr. Note	197	Mar-18	19,700	22,884	(85)
U.S. Treasury Ultra Bond	111	Mar-18	11,100	18,610	69
Short:
German Euro OAT	31	Mar-18	(3,100)	(5,772)	68
U.S. Treasury 10 yr. Note	112	Mar-18	(11,200)	(13,893)	84
U.S. Treasury 10 yr. Ultra Long Bond	78	Mar-18	(7,800)	(10,418)	7
					$84

Credit Default Swap Agreements:

The Fund had the following credit default swap agreements open at December 31, 2017:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (Received) (000)	Unrealized Depreciation (000)
Barclays Bank PLC
Quest Diagnostics, Inc.	BBB+	Buy	1.00%	Quarterly	3/20/19	$995	$(12)	$19	$(31)
Deutsche Bank AG
CMBX.NA.BB.60	NR	Sell	5.00	Monthly	5/11/63	230	(55)	1	(56)
Goldman Sachs International
CMBX.NA.BB.60	NR	Sell	5.00	Monthly	5/11/63	286	(67)	(41)	(26)
						$1,511	$(134)	$(21)	$(113)

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at December 31, 2017:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.26%	Semi-Annual/ Quarterly	12/7/26	$3,656	$37	$—	$37
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.48	Semi-Annual/ Quarterly	12/21/26	3,683	(29)	—	(29)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.48	Semi-Annual/ Quarterly	5/23/47	3,237	64	—	64
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.56	Semi-Annual/ Quarterly	11/9/47	4,500	2	—	2
						$15,076	$74	$—	$74

@	Value is less than $500.

†		Credit rating as issued by Standard & Poor’s.
*		Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
NR		Not rated.
LIBOR		London Interbank Offered Rate.
ARS	—	Argentine Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
IDR	—	Indonesian Rupiah
JPY	—	Japanese Yen
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona
USD	—	United States Dollar

Portfolio Composition**

Classification	Percentage of Total Investments
Agency Fixed Rate Mortgages	17.1%
Industrials	16.4
Finance	14.1
U.S. Treasury Securities	10.6
Short-Term Investments	8.9
Asset-Backed Securities	8.5
Sovereign	8.1
Mortgages - Other	7.4
Commercial Mortgage-Backed Securities	5.1
Other***	3.8
Total Investments	100.0	%****

**	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of December 31, 2017.
***	Industries and/or investment types representing less than 5% of total investments.
****

Does not include open long/short futures contracts with an underlying face amount of approximately $111,494,000 with net unrealized appreciation of approximately $84,000.  Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $24,000 and does not include open swap agreements with net unrealized depreciation of approximately $39,000.

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2017 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (97.2%)
Asset-Backed Securities (0.6%)
CVS Pass-Through Trust,
6.04%, 12/10/28	$98	$110
8.35%, 7/10/31 (a)	120	154
		264
Corporate Bonds (96.6%)
Finance (35.5%)
ABN Amro Bank N.V.
4.75%, 7/28/25 (a)	200	213
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.75%, 5/15/19	150	152
Air Lease Corp.,
2.63%, 7/1/22	150	148
3.38%, 6/1/21	75	77
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/27	75	77
American Express Credit Corp.,
MTN
3.30%, 5/3/27	150	152
American International Group, Inc.
4.50%, 7/16/44	100	108
AvalonBay Communities, Inc.,
Series G
2.95%, 5/11/26	100	98
Bank of America Corp.,
MTN
4.00%, 1/22/25	180	187
4.24%, 4/24/38	275	299
MTN
4.25%, 10/22/26	475	501
Bank of Montreal
3.80%, 12/15/32	175	173
Bank of New York Mellon Corp. (The),
MTN
3.65%, 2/4/24	60	63
BNP Paribas SA,
3.80%, 1/10/24 (a)(b)	250	259
5.00%, 1/15/21	95	102
Boston Properties LP,
3.65%, 2/1/26	100	102
3.80%, 2/1/24	25	26
BPCE SA
5.15%, 7/21/24 (a)	200	217
Brighthouse Financial, Inc.
3.70%, 6/22/27 (a)	200	197
Brixmor Operating Partnership LP
4.13%, 6/15/26	225	227
Brookfield Finance, Inc.
4.25%, 6/2/26	150	155
Capital One Financial Corp.,
3.20%, 2/5/25	275	273
3.30%, 10/30/24	75	75
3.75%, 3/9/27	125	127
Chubb INA Holdings, Inc.
3.35%, 5/15/24	125	129

Citigroup, Inc.,
3.89%, 1/10/28	225	233
4.45%, 9/29/27	225	239
6.68%, 9/13/43	50	69
8.13%, 7/15/39	100	160
Citizens Bank NA,
MTN
2.55%, 5/13/21	250	249
CNA Financial Corp.
5.75%, 8/15/21	75	82
Credit Suisse AG,
MTN
3.63%, 9/9/24	250	259
6.00%, 2/15/18	61	61
CubeSmart LP
3.13%, 9/1/26	50	48
Deutsche Bank AG
2.70%, 7/13/20	200	199
Digital Realty Trust LP
3.70%, 8/15/27	150	151
Discover Financial Services
3.95%, 11/6/24	75	77
Federal Realty Investment Trust
3.63%, 8/1/46	75	70
Five Corners Funding Trust
4.42%, 11/15/23 (a)	200	215
GE Capital International Funding Co., Unlimited Co.
4.42%, 11/15/35	211	229
Goldman Sachs Group, Inc. (The),
2.91%, 6/5/23	125	124
MTN
4.80%, 7/8/44	125	143
6.25%, 2/1/41	75	101
6.75%, 10/1/37	230	308
Guardian Life Insurance Co. of America (The)
4.85%, 1/24/77 (a)	100	110
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20	275	293
Healthcare Trust of America Holdings LP
3.70%, 4/15/23	100	102
HSBC Finance Corp.
6.68%, 1/15/21	68	76
HSBC Holdings PLC,
2.65%, 1/5/22	200	199
4.38%, 11/23/26	450	471
HSBC USA, Inc.
3.50%, 6/23/24	100	103
Humana, Inc.
4.80%, 3/15/47	100	113
ING Bank N.V.
5.80%, 9/25/23 (a)	100	112
Intesa Sanpaolo SpA
3.88%, 1/16/18	200	200
iStar, Inc.
5.25%, 9/15/22	125	126
Jackson National Life Global Funding
2.20%, 1/30/20 (a)	300	299
JPMorgan Chase & Co.,
3.78%, 2/1/28	350	363
4.13%, 12/15/26	650	687

LeasePlan Corp. N.V.
2.88%, 1/22/19 (a)	200	200
Liberty Mutual Group, Inc.
4.85%, 8/1/44 (a)	50	56
Lincoln National Corp.
7.00%, 6/15/40	75	104
Lloyds Banking Group PLC
3.10%, 7/6/21	200	202
Massachusetts Mutual Life Insurance Co.
4.50%, 4/15/65 (a)	50	53
Metropolitan Life Global Funding I
2.00%, 4/14/20 (a)	200	199
Mizuho Financial Group, Inc.
2.63%, 4/12/21 (a)	225	225
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27	125	128
Nationwide Building Society
6.25%, 2/25/20 (a)	260	280
New York Life Global Funding
2.90%, 1/17/24 (a)	225	226
Northern Trust Corp.
3.38%, 5/8/32	125	125
PNC Bank NA
3.10%, 10/25/27	325	325
PNC Financial Services Group, Inc. (The)
3.90%, 4/29/24	80	84
Realty Income Corp.
3.25%, 10/15/22	150	153
Royal Bank of Scotland Group PLC
3.88%, 9/12/23	200	204
Santander UK Group Holdings PLC
3.57%, 1/10/23	200	203
Santander UK PLC
5.00%, 11/7/23 (a)	200	214
Skandinaviska Enskilda Banken AB
2.63%, 11/17/20 (a)	200	201
Standard Chartered PLC
2.10%, 8/19/19 (a)	225	224
Swedbank AB
2.80%, 3/14/22 (a)	300	302
Synchrony Bank
3.00%, 6/15/22	250	249
TD Ameritrade Holding Corp.,
3.30%, 4/1/27	75	76
3.63%, 4/1/25	100	104
Toronto-Dominion Bank (The)
3.63%, 9/15/31	175	175
Travelers Cos., Inc. (The)
3.75%, 5/15/46	50	51
UBS Group Funding Switzerland AG
3.49%, 5/23/23 (a)	425	432
UnitedHealth Group, Inc.,
2.75%, 2/15/23	55	55
2.88%, 3/15/23	255	258
3.75%, 7/15/25	250	264
Wells Fargo & Co.,
3.00%, 10/23/26	725	711
3.07%, 1/24/23	200	202
MTN
4.10%, 6/3/26	100	105

Westpac Banking Corp.
2.85%, 5/13/26	150	147
		16,945
Industrials (52.5%)
21st Century Fox America, Inc.
4.75%, 9/15/44	100	115
ABB Treasury Center USA, Inc.
4.00%, 6/15/21 (a)	50	53
Abbott Laboratories,
3.40%, 11/30/23	250	255
4.90%, 11/30/46	100	115
AbbVie, Inc.,
3.20%, 5/14/26	50	50
4.70%, 5/14/45	75	84
Alfa SAB de CV
5.25%, 3/25/24 (a)(b)	200	212
Alibaba Group Holding Ltd.,
2.50%, 11/28/19	200	201
2.80%, 6/6/23	200	200
Alimentation Couche-Tard, Inc.
3.55%, 7/26/27 (a)	150	150
Allergan Funding SCS
4.75%, 3/15/45	94	100
Altria Group, Inc.
5.38%, 1/31/44	55	67
Amazon.com, Inc.,
3.80%, 12/5/24	75	79
4.25%, 8/22/57 (a)	125	137
4.95%, 12/5/44	50	61
American Airlines Pass-Through Trust
4.00%, 1/15/27	160	165
Amgen, Inc.,
2.60%, 8/19/26	125	120
4.66%, 6/15/51	134	151
Anadarko Petroleum Corp.
5.55%, 3/15/26	150	169
Andeavor
4.75%, 12/15/23 (a)	225	242
Anheuser-Busch InBev Finance, Inc.,
3.65%, 2/1/26	275	284
4.90%, 2/1/46	225	262
Apple, Inc.,
3.35%, 2/9/27	200	205
3.85%, 5/4/43 – 8/4/46	150	156
4.50%, 2/23/36	125	144
Applied Materials, Inc.
3.30%, 4/1/27	150	153
APT Pipelines Ltd.
4.20%, 3/23/25 (a)	200	208
Aptiv PLC
3.15%, 11/19/20	125	127
Aramark Services, Inc.
4.75%, 6/1/26	100	102
Ashtead Capital, Inc.
4.13%, 8/15/25 (a)	200	202
AstraZeneca PLC
6.45%, 9/15/37	125	170
AT&T, Inc.,
4.25%, 3/1/27	300	306

4.50%, 3/9/48	287	270
4.55%, 3/9/49	125	118
4.90%, 8/14/37	250	254
Automatic Data Processing, Inc.
3.38%, 9/15/25	50	52
Baidu, Inc.,
2.88%, 7/6/22	200	198
3.25%, 8/6/18 (b)	200	201
Baxalta, Inc.
5.25%, 6/23/45	50	58
Becton Dickinson and Co.,
2.89%, 6/6/22	100	99
4.69%, 12/15/44	75	82
BHP Billiton Finance USA Ltd.
5.00%, 9/30/43	75	92
BMW US Capital LLC
2.70%, 4/6/22 (a)	250	251
BP Capital Markets PLC,
3.02%, 1/16/27	100	99
3.12%, 5/4/26	125	126
Brambles USA, Inc.
4.13%, 10/23/25 (a)	150	156
British Airways Pass-Through Trust
4.63%, 12/20/25 (a)	147	156
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 1/15/21 (a)	250	245
Buckeye Partners LP
4.13%, 12/1/27	125	124
Burlington Northern Santa Fe LLC,
4.40%, 3/15/42	75	84
4.55%, 9/1/44	50	57
Carlisle Cos., Inc.
3.50%, 12/1/24	100	101
Caterpillar, Inc.
3.80%, 8/15/42	50	54
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.20%, 3/15/28	150	149
4.91%, 7/23/25	75	80
6.48%, 10/23/45	150	175
Cimarex Energy Co.
3.90%, 5/15/27	225	231
Comcast Corp.
3.15%, 2/15/28 (b)	575	578
Concho Resources, Inc.
3.75%, 10/1/27	200	203
ConocoPhillips Co.
4.95%, 3/15/26	200	227
Crown Castle International Corp.,
3.40%, 2/15/21	100	102
4.45%, 2/15/26	75	79
CSC Holdings LLC
5.50%, 4/15/27 (a)	200	204
CSX Corp.
2.60%, 11/1/26	125	120
CVS Health Corp.
2.13%, 6/1/21	75	73
Darden Restaurants, Inc.
3.85%, 5/1/27 (b)	150	153
Dell International LLC/EMC Corp.
8.10%, 7/15/36 (a)	125	158

Delta Air Lines, Inc.
3.63%, 3/15/22	200	204
Deutsche Telekom International Finance BV
8.75%, 6/15/30	75	111
Discovery Communications LLC
3.95%, 3/20/28	150	150
Dollar General Corp.
3.25%, 4/15/23	125	127
Eastman Chemical Co.
3.80%, 3/15/25	100	104
eBay, Inc.
2.15%, 6/5/20	125	124
Eldorado Gold Corp.
6.13%, 12/15/20 (a)	105	104
Embraer Netherlands Finance BV
5.40%, 2/1/27	65	70
Enable Midstream Partners LP,
3.90%, 5/15/24 (b)	125	126
4.40%, 3/15/27	25	25
Energy Transfer LP
6.50%, 2/1/42	125	142
Enterprise Products Operating LLC
4.45%, 2/15/43	125	130
Express Scripts Holding Co.,
4.50%, 2/25/26 (b)	100	106
4.80%, 7/15/46 (b)	50	53
Exxon Mobil Corp.
4.11%, 3/1/46	100	112
FedEx Corp.
3.20%, 2/1/25	100	101
Ford Motor Credit Co., LLC
3.10%, 5/4/23	400	398
General Electric Co.
4.50%, 3/11/44	100	111
General Motors Co.,
6.60%, 4/1/36	25	31
6.75%, 4/1/46	25	32
General Motors Financial Co., Inc.,
3.95%, 4/13/24	100	103
4.20%, 3/1/21	150	156
Gilead Sciences, Inc.,
4.50%, 2/1/45	25	28
4.80%, 4/1/44	50	58
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/38	75	106
Glencore Funding LLC
3.88%, 10/27/27 (a)	125	124
Goldcorp, Inc.
5.45%, 6/9/44	50	58
Halliburton Co.
5.00%, 11/15/45	125	144
Hanesbrands, Inc.,
4.63%, 5/15/24 (a)	40	41
4.88%, 5/15/26 (a)	60	62
Harris Corp.
4.85%, 4/27/35	75	84
HCA, Inc.
4.75%, 5/1/23	130	134
Heathrow Funding Ltd.
4.88%, 7/15/23 (a)	190	203

Hewlett Packard Enterprise Co.
2.10%, 10/4/19 (a)	150	149
Home Depot, Inc. (The),
2.13%, 9/15/26	50	47
3.35%, 9/15/25	25	26
5.88%, 12/16/36	159	216
International Paper Co.
3.00%, 2/15/27	250	243
Johnson Controls International PLC
3.90%, 2/14/26	75	79
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.25%, 6/1/26 (a)	100	106
Kinder Morgan Energy Partners LP,
3.95%, 9/1/22	75	77
5.00%, 8/15/42	125	127
Kinder Morgan, Inc.
5.55%, 6/1/45	50	55
Kraft Heinz Foods Co.
4.38%, 6/1/46	175	174
Kroger Co. (The)
6.90%, 4/15/38	80	104
Lockheed Martin Corp.
3.55%, 1/15/26	125	130
Lowe’s Cos., Inc.
2.50%, 4/15/26	175	168
LyondellBasell Industries N.V.
4.63%, 2/26/55	75	80
Macy’s Retail Holdings, Inc.
2.88%, 2/15/23 (b)	150	141
McDonald’s Corp.,
MTN
4.60%, 5/26/45	100	112
Medtronic, Inc.
4.63%, 3/15/45	200	234
Michael Kors USA, Inc.
4.00%, 11/1/24 (a)	150	152
Microsoft Corp.,
1.55%, 8/8/21	75	73
3.13%, 11/3/25	50	51
4.45%, 11/3/45	400	470
Molson Coors Brewing Co.
2.25%, 3/15/20	175	174
MPLX LP,
4.00%, 2/15/25	100	102
4.88%, 6/1/25	25	27
5.20%, 3/1/47	50	55
MSCI, Inc.
4.75%, 8/1/26 (a)	100	105
Newcastle Coal Infrastructure Group Pty Ltd.
4.40%, 9/29/27 (a)	250	251
Nissan Motor Acceptance Corp.
2.55%, 3/8/21 (a)	150	150
Noble Energy, Inc.
5.05%, 11/15/44	50	54
NOVA Chemicals Corp.
5.25%, 8/1/23 (a)	120	124
Novartis Capital Corp.
4.40%, 5/6/44	75	86
Omnicom Group, Inc.,
3.60%, 4/15/26	50	51
3.63%, 5/1/22	95	98

3.65%, 11/1/24	23	24
Ooredoo International Finance Ltd.
3.25%, 2/21/23 (a)	225	223
Oracle Corp.
4.50%, 7/8/44	150	171
PepsiCo, Inc.
3.60%, 3/1/24	100	105
Pfizer, Inc.
3.00%, 12/15/26	100	101
Philip Morris International, Inc.
4.50%, 3/20/42	75	82
Phillips 66
5.88%, 5/1/42	25	32
Phillips 66 Partners LP
4.68%, 2/15/45	25	26
Plains All American Pipeline LP,
Series B
6.13%, 11/15/22 (b)(c)	125	125
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26	75	76
QUALCOMM, Inc.
2.60%, 1/30/23	250	244
Reckitt Benckiser Treasury Services PLC
2.38%, 6/24/22 (a)	350	343
Rockies Express Pipeline LLC
6.88%, 4/15/40 (a)	75	85
Rockwell Collins, Inc.
2.80%, 3/15/22	125	125
Ryder System, Inc.,
MTN
2.65%, 3/2/20	50	50
Sabine Pass Liquefaction LLC
4.20%, 3/15/28	225	228
Shell International Finance BV
4.38%, 5/11/45	225	254
Sherwin-Williams Co. (The)
2.75%, 6/1/22	250	249
Smithfield Foods, Inc.
2.65%, 10/3/21 (a)	100	99
Southern Copper Corp.
7.50%, 7/27/35	100	136
Sprint Corp.
7.13%, 6/15/24	75	77
Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC
3.36%, 3/20/23 (a)	188	189
Telefonica Emisiones SAU
4.10%, 3/8/27	150	155
Telefonica Europe BV
8.25%, 9/15/30	84	119
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/1/26 (b)	325	269
Thermo Fisher Scientific, Inc.
2.95%, 9/19/26	125	122
Time Warner, Inc.
3.80%, 2/15/27	225	225
Transurban Finance Co., Pty Ltd.,
3.38%, 3/22/27 (a)	75	74
4.13%, 2/2/26 (a)	95	99
Tyco Electronics Group SA
3.13%, 8/15/27	50	50

Tyson Foods, Inc.
4.88%, 8/15/34	75	85
United Airlines Pass-Through Trust,
Class A
4.30%, 2/15/27	192	203
Vale Overseas Ltd.
6.88%, 11/21/36	75	92
Verizon Communications, Inc.,
4.67%, 3/15/55	228	221
5.01%, 8/21/54	285	294
Viacom, Inc.
5.85%, 9/1/43	50	52
Visa, Inc.
4.30%, 12/14/45	175	200
Vodafone Group PLC
4.38%, 2/19/43	125	129
Volkswagen Group of America Finance LLC
2.40%, 5/22/20 (a)	200	200
Wal-Mart Stores, Inc.,
3.30%, 4/22/24	150	156
3.63%, 12/15/47	175	184
Walgreens Boots Alliance, Inc.,
3.45%, 6/1/26	50	50
3.80%, 11/18/24	25	26
WM Wrigley Jr. Co.
2.90%, 10/21/19 (a)	230	232
Wolverine World Wide, Inc.
5.00%, 9/1/26 (a)	125	125
Woodside Finance Ltd.
3.70%, 9/15/26 (a)	150	151
Wyndham Worldwide Corp.
4.15%, 4/1/24	150	151
		25,115
Utilities (8.6%)
Abu Dhabi National Energy Co., PJSC
4.38%, 6/22/26 (a)	200	206
Alabama Power Co.
3.75%, 3/1/45	125	129
Baltimore Gas & Electric Co.
2.40%, 8/15/26	75	71
Black Hills Corp.
3.15%, 1/15/27	75	73
Boston Gas Co.
4.49%, 2/15/42 (a)	125	140
CenterPoint Energy Houston Electric LLC,
1.85%, 6/1/21	150	147
Series AA
3.00%, 2/1/27	225	224
CMS Energy Corp.
6.25%, 2/1/20	200	215
DTE Energy Co.,
1.50%, 10/1/19	100	99
3.80%, 3/15/27	125	129
Duke Energy Carolinas LLC
3.75%, 6/1/45	150	155
Duke Energy Corp.
2.65%, 9/1/26	150	144
Emera US Finance LP
3.55%, 6/15/26	225	226

Enel Finance International N.V.
6.00%, 10/7/39 (a)	100	125
Entergy Arkansas, Inc.
3.50%, 4/1/26	75	78
Entergy Louisiana LLC
3.05%, 6/1/31	75	73
Fortis, Inc.,
Series WI
2.10%, 10/4/21	100	98
ITC Holdings Corp.
3.35%, 11/15/27 (a)	125	125
Nevada Power Co.,
Series N
6.65%, 4/1/36	150	209
NextEra Energy Capital Holdings, Inc.
3.55%, 5/1/27	200	204
Oncor Electric Delivery Co., LLC
2.95%, 4/1/25	75	75
Public Service Electric & Gas Co.,
MTN
2.25%, 9/15/26	150	141
Public Service Enterprise Group, Inc.
1.60%, 11/15/19	75	74
Sempra Energy
6.00%, 10/15/39	125	162
South Carolina Electric & Gas Co.
4.50%, 6/1/64	75	78
Southern Co. (The)
3.25%, 7/1/26	150	147
Southern Power Co.,
Series D
1.95%, 12/15/19	50	50
Trans-Allegheny Interstate Line Co.
3.85%, 6/1/25 (a)	200	208
TransAlta Corp.
4.50%, 11/15/22	213	216
Xcel Energy, Inc.
3.30%, 6/1/25	75	76
		4,097
		46,157
Total Fixed Income Securities (Cost $45,177)		46,421

	Shares	Value (000)
Short-Term Investments (5.5%)
Securities held as Collateral on Loaned Securities (3.8%)
Investment Company (3.8%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $1,826)	1,826,225	1,826

Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $465)	464,847	465

	Face Amount (000)	Value (000)
U.S. Treasury Security (0.7%)
U.S. Treasury Bill
1.19%, 4/26/18 (e)(f) (Cost $359)	$360	358
Total Short-Term Investments (Cost $2,650)		2,649
Total Investments (102.7%) (Cost $47,827) Including $2,096 of Securities Loaned (g)(h)(i)		49,070
Liabilities in Excess of Other Assets (-2.7%)		(1,275)
Net Assets (100.0%)		$47,795

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at December 31, 2017 were approximately $2,096,000 and $2,136,000, respectively. The Fund received cash collateral of approximately $1,826,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $310,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of December 31, 2017.

(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended December 31, 2017, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(e)	Rate shown is the yield to maturity at December 31, 2017.
(f)	All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.
(g)	Securities are available for collateral in connection with open futures contracts and swap agreements.
(h)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2017, the Fund did not engage in any cross-trade transactions.

(i)

At December 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,482,000 and the aggregate gross unrealized depreciation is approximately $222,000, resulting in net unrealized appreciation of approximately $1,260,000.

MTN	Medium Term Note.
PJSC	Public Joint Stock Company.

Futures Contracts:

The Fund had the following futures contracts open at December 31, 2017:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	33	Mar-18	6,600	$7,066	$(12)
U.S. Treasury 30 yr. Bond	12	Mar-18	1,200	1,836	(2)
U.S. Treasury Ultra Bond	13	Mar-18	1,300	2,179	12
Short:
U.S. Treasury 10 yr. Note	21	Mar-18	(2,100)	(2,605)	12
U.S. Treasury 10 yr. Ultra Long Bond	31	Mar-18	(3,100)	(4,140)	12
U.S. Treasury 5 yr. Note	6	Mar-18	(600)	(697)	2
					$24

Credit Default Swap Agreement:

The Fund had the following credit default swap agreement open at December 31, 2017:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Depreciation (000)
Barclays Bank PLC
Quest Diagnostics, Inc.	BBB+	Buy	1.00%	Quarterly	3/20/19	$200	$(2)	$4	$(6)

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at December 31, 2017:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.48%	Semi-Annual/ Quarterly	12/21/26	$680	$(5)	$—	$(5)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.33	Semi-Annual/ Quarterly	11/9/27	1,000	4	—	4
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.56	Semi-Annual/ Quarterly	11/9/47	800	—@	—	—@
						$2,480	$(1)	$—	$(1)

@	Value is less than $500.
†	Credit rating as issued by Standard & Poor’s.
*	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
LIBOR	London Interbank Offered Rate.

Portfolio Composition**

Classification	Percentage of Total Investments
Industrials	53.2%
Finance	35.9
Utilities	8.7
Other***	2.2
Total Investments	100.0	%****

**	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of December 31, 2017.
***	Industries and/or investment types representing less than 5% of total investments.
****

Does not include open long/short futures contracts with an underlying face amount of approximately $18,523,000 with net unrealized appreciation of approximately $24,000. Does not include open swap agreements with net unrealized depreciation of approximately $7,000.

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2017 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (97.2%)
Corporate Bonds (88.6%)
Basic Materials (4.9%)
American Gilsonite Co.
17.00% Cash, 3.41% PIK, 12/31/21 (a)(b)(c)	$191	$215
Eldorado Gold Corp.
6.13%, 12/15/20 (a)	750	744
First Quantum Minerals Ltd.
7.50%, 4/1/25 (a)	600	653
Hexion, Inc.
10.00%, 4/15/20	750	716
Hudbay Minerals, Inc.
7.25%, 1/15/23 (a)	500	533
IAMGOLD Corp.
7.00%, 4/15/25 (a)	600	621
International Wire Group, Inc.
10.75%, 8/1/21 (a)	750	694
Mercer International, Inc.
5.50%, 1/15/26 (a)	425	432
MSCI, Inc.
4.75%, 8/1/26 (a)	250	263
PQ Corp.
5.75%, 12/15/25 (a)	225	230
Prince Mineral Holding Corp.
11.50%, 12/15/19 (a)	850	876
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.
6.38%, 5/1/22 (a)	650	682
Valvoline, Inc.
5.50%, 7/15/24	200	213
Versum Materials, Inc.
5.50%, 9/30/24 (a)	250	268
		7,140
Communications (5.9%)
Block Communications, Inc.
6.88%, 2/15/25 (a)	750	789
Cable One, Inc.
5.75%, 6/15/22 (a)	350	362
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 2/1/28 (a)	750	733
CommScope Technologies LLC
5.00%, 3/15/27 (a)	400	401
CSC Holdings LLC
5.25%, 6/1/24	500	494
DISH DBS Corp.
7.75%, 7/1/26	250	264
EW Scripps Co. (The)
5.13%, 5/15/25 (a)	500	499
Gray Television, Inc.
5.88%, 7/15/26 (a)	700	719
Intelsat Jackson Holdings SA
8.00%, 2/15/24 (a)	500	528
Lamar Media Corp.
5.75%, 2/1/26	300	321
MDC Partners, Inc.
6.50%, 5/1/24 (a)	664	671

Midcontinent Communications/Midcontinent Finance Corp.
6.88%, 8/15/23 (a)	600	640
SFR Group SA
7.38%, 5/1/26 (a)	825	850
Sprint Communications, Inc.
6.00%, 11/15/22	500	501
T-Mobile USA, Inc.
5.38%, 4/15/27	375	401
Virgin Media Secured Finance PLC
5.50%, 8/15/26 (a)	450	462
		8,635
Consumer, Cyclical (18.5%)
Air Canada
7.75%, 4/15/21 (a)	500	570
American Greetings Corp.
7.88%, 2/15/25 (a)	750	814
Aramark Services, Inc.
4.75%, 6/1/26	250	254
Aston Martin Capital Holdings Ltd.
6.50%, 4/15/22 (a)	400	422
AV Homes, Inc.
6.63%, 5/15/22	750	789
Beacon Roofing Supply, Inc.
6.38%, 10/1/23	350	374
Beazer Homes USA, Inc.,
5.88%, 10/15/27 (a)	425	428
8.75%, 3/15/22	500	553
Carrols Restaurant Group, Inc.
8.00%, 5/1/22	525	555
CCM Merger, Inc.
6.00%, 3/15/22 (a)	500	514
Century Communities, Inc.
5.88%, 7/15/25	675	680
Cumberland Farms, Inc.
6.75%, 5/1/25 (a)	500	531
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50%, 7/1/19 (a)	867	854
Eldorado Resorts, Inc.
6.00%, 4/1/25	750	788
EMI Music Publishing Group North America Holdings, Inc.
7.63%, 6/15/24 (a)	550	606
FelCor Lodging LP
6.00%, 6/1/25	250	265
Ferrellgas LP/Ferrellgas Finance Corp.
6.75%, 1/15/22	500	465
Gibson Brands, Inc.
8.88%, 8/1/18 (a)	900	761
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22	750	774
Golden Nugget, Inc.
8.75%, 10/1/25 (a)	900	947
Guitar Center, Inc.
6.50%, 4/15/19 (a)	500	465
Hanesbrands, Inc.
4.88%, 5/15/26 (a)	250	258
JC Penney Co., Inc.
5.65%, 6/1/20	500	458
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.00%, 6/1/24 (a)	250	258

Lions Gate Entertainment Corp.
5.88%, 11/1/24 (a)	400	425
Mattamy Group Corp.
6.88%, 12/15/23 (a)	400	425
Meritor, Inc.
6.25%, 2/15/24	500	529
Nathan’s Famous, Inc.
6.63%, 11/1/25 (a)	750	782
National CineMedia LLC
5.75%, 8/15/26	750	707
Navistar International Corp.
6.63%, 11/1/25 (a)	375	392
Neiman Marcus Group Ltd., LLC
8.75% Cash, 9.50% PIK, 10/15/21 (a)(b)	367	198
New Home Co., Inc. (The)
7.25%, 4/1/22	750	789
Oshkosh Corp.
5.38%, 3/1/22	250	258
Party City Holdings, Inc.
6.13%, 8/15/23 (a)	500	519
Rite Aid Corp.
6.13%, 4/1/23 (a)	750	680
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
6.13%, 8/15/21 (a)	850	846
RSI Home Products, Inc.
6.50%, 3/15/23 (a)	400	421
Sally Holdings LLC/Sally Capital, Inc.
5.63%, 12/1/25	500	500
Silversea Cruise Finance Ltd.
7.25%, 2/1/25 (a)	500	541
Sonic Automotive, Inc.
5.00%, 5/15/23	500	485
Speedway Motorsports, Inc.
5.13%, 2/1/23	350	363
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.88%, 5/15/25 (a)	800	762
Tempur Sealy International, Inc.
5.50%, 6/15/26	500	514
Titan International, Inc.
6.50%, 11/30/23 (a)	700	714
Tops Holding II Corp.
8.75% Cash, 9.50% PIK, 6/15/18 (b)	175	148
Tops Holding LLC/Tops Markets II Corp.
8.00%, 6/15/22 (a)	800	436
VistaJet Malta Finance PLC/VistaJet Co., Finance LLC
7.75%, 6/1/20 (a)	950	888
Williams Scotsman International, Inc.
7.88%, 12/15/22 (a)	700	723
Wolverine World Wide, Inc.
5.00%, 9/1/26 (a)	500	500
		26,928
Consumer, Non-Cyclical (15.1%)
Acadia Healthcare Co., Inc.,
5.13%, 7/1/22	250	252
5.63%, 2/15/23	250	255
ACCO Brands Corp.
5.25%, 12/15/24 (a)	500	515

Ahern Rentals, Inc.
7.38%, 5/15/23 (a)	750	709
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC
5.75%, 3/15/25	450	408
APTIM Corp
7.75%, 6/15/25 (a)	750	720
APX Group, Inc.
7.63%, 9/1/23	500	529
Beverages & More, Inc.
11.50%, 6/15/22 (a)	750	692
Central Garden & Pet Co.
5.13%, 2/1/28	500	501
Cenveo Corp.
6.00%, 8/1/19 (a)	750	536
Chobani LLC/Chobani Finance Corp., Inc.
7.50%, 4/15/25 (a)	525	558
Clearwater Seafoods, Inc.
6.88%, 5/1/25 (a)	300	302
DS Services of America, Inc.
10.00%, 9/1/21 (a)	217	228
Eagle Holding Co. II LLC
7.63% Cash, 8.34% PIK, 5/15/22 (a)(b)	200	203
Emeco Pty Ltd.,
Series B
9.25%, 3/31/22	487	516
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23 (a)	950	750
Envision Healthcare Corp.
5.63%, 7/15/22	400	406
FAGE International SA/FAGE USA Dairy Industry, Inc.
5.63%, 8/15/26 (a)	500	484
First Quality Finance Co., Inc.
5.00%, 7/1/25 (a)	500	511
Great Lakes Dredge & Dock Corp.
8.00%, 5/15/22	750	788
HCA, Inc.
5.25%, 6/15/26	250	266
Hertz Corp. (The),
5.88%, 10/15/20	750	756
7.63%, 6/1/22 (a)	250	263
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.38%, 8/1/23 (a)	500	506
Lamb Weston Holdings, Inc.
4.88%, 11/1/26 (a)	300	314
Live Nation Entertainment, Inc.
4.88%, 11/1/24 (a)	350	360
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (a)	500	410
Michael Baker International LLC
8.75%, 3/1/23 (a)	800	776
MPH Acquisition Holdings LLC
7.13%, 6/1/24 (a)	150	160
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
5.88%, 1/15/24	450	478
Pinnacle Operating Corp.
9.00%, 11/15/20 (a)	700	602
Polaris Intermediate Corp.
8.75% Cash, 8.75% PIK, 12/1/22 (a)(b)	375	390
Quintiles IMS, Inc.
4.88%, 5/15/23 (a)	250	259

Select Medical Corp.
6.38%, 6/1/21	500	515
Service Corp. International
4.63%, 12/15/27	500	509
Simmons Foods, Inc.
5.75%, 11/1/24 (a)	500	498
Spectrum Brands, Inc.
5.75%, 7/15/25	250	264
Surgery Center Holdings, Inc.
6.75%, 7/1/25 (a)	750	712
Team Health Holdings, Inc.
6.38%, 2/1/25 (a)	750	673
Teleflex, Inc.
4.88%, 6/1/26	200	208
Tenet Healthcare Corp.
7.00%, 8/1/25 (a)	300	283
TMS International Corp.
7.25%, 8/15/25 (a)	700	733
TreeHouse Foods, Inc.
6.00%, 2/15/24 (a)	250	261
United Rentals North America, Inc.
5.75%, 11/15/24	350	370
Valeant Pharmaceuticals International, Inc.,
5.88%, 5/15/23 (a)	750	697
6.13%, 4/15/25 (a)	250	230
9.00%, 12/15/25 (a)	275	287
Wells Enterprises, Inc.
6.75%, 2/1/20 (a)	294	300
		21,943
Diversified (0.7%)
PetSmart, Inc.
7.13%, 3/15/23 (a)	750	448
Trident Merger Sub, Inc.
6.63%, 11/1/25 (a)	500	500
		948
Energy (12.8%)
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.
7.88%, 12/15/24	500	551
American Midstream Partners LP/American Midstream Finance Corp.
8.50%, 12/15/21 (a)	750	774
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.13%, 11/15/22 (a)	550	576
Callon Petroleum Co.
6.13%, 10/1/24	650	673
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23	800	834
Continental Resources, Inc.
5.00%, 9/15/22	250	255
Covey Park Energy LLC/Covey Park Finance Corp.
7.50%, 5/15/25 (a)	375	392
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.25%, 4/1/23	250	261
CrownRock LP/CrownRock Finance, Inc.
5.63%, 10/15/25 (a)	425	428
Denbury Resources, Inc.
5.50%, 5/1/22	1,000	689
Endeavor Energy Resources LP/EER Finance, Inc.
5.75%, 1/30/28 (a)	750	773

Halcon Resources Corp.
6.75%, 2/15/25 (a)	500	522
Hilcorp Energy I LP/Hilcorp Finance Co.,
5.00%, 12/1/24 (a)	500	498
5.75%, 10/1/25 (a)	250	257
Laredo Petroleum, Inc.,
5.63%, 1/15/22	250	254
6.25%, 3/15/23	450	468
Lonestar Resources America, Inc.,
8.75%, 4/15/19 (a)	900	947
11.25%, 1/1/23 (a)(d)	900	925
Matador Resources Co.
6.88%, 4/15/23	300	317
Murphy Oil Corp.
5.75%, 8/15/25	500	512
Murphy Oil USA, Inc.
5.63%, 5/1/27	650	685
Newfield Exploration Co.
5.38%, 1/1/26	500	531
Northern Oil and Gas, Inc.
8.00%, 6/1/20	750	577
Parsley Energy LLC/Parsley Finance Corp.
5.38%, 1/15/25 (a)	500	507
PDC Energy, Inc.
6.13%, 9/15/24	500	520
Rockies Express Pipeline LLC
6.88%, 4/15/40 (a)	400	452
Rowan Cos., Inc.
7.38%, 6/15/25	750	767
RSP Permian, Inc.,
5.25%, 1/15/25	250	258
6.63%, 10/1/22	500	526
SemGroup Corp.
7.25%, 3/15/26 (a)	500	514
SemGroup Corp./Rose Rock Finance Corp.
5.63%, 11/15/23	385	377
Seven Generations Energy Ltd.
5.38%, 9/30/25 (a)	425	430
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 9/15/24 (a)	250	258
Vermilion Energy, Inc.
5.63%, 3/15/25 (a)	500	499
Whiting Petroleum Corp.,
5.75%, 3/15/21	500	514
6.63%, 1/15/26 (a)	250	255
		18,576
Finance (7.3%)
Baytex Energy Corp.
5.63%, 6/1/24 (a)	750	702
CNO Financial Group, Inc.
4.50%, 5/30/20	250	259
CTR Partnership LP/CareTrust Capital Corp.
5.25%, 6/1/25	578	591
Exela Intermediate LLC/Exela Finance, Inc.
10.00%, 7/15/23 (a)	600	587
Fly Leasing Ltd.
5.25%, 10/15/24	425	426
Genworth Holdings, Inc.
6.52%, 5/22/18	250	251

HUB International Ltd.
7.88%, 10/1/21 (a)	550	573
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.75%, 2/1/24	550	567
Infinity Acquisition LLC/Infinity Acquisition Finance Corp.
7.25%, 8/1/22 (a)	650	658
iStar, Inc.
6.50%, 7/1/21	500	521
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
10.25%, 11/15/22 (a)	750	821
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.25%, 8/15/24 (a)	625	643
Kennedy-Wilson, Inc.
5.88%, 4/1/24	250	259
MGIC Investment Corp.
5.75%, 8/15/23	400	439
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27	650	664
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
6.38%, 12/15/22 (a)	375	388
Post Holdings, Inc.
5.00%, 8/15/26 (a)	200	197
Provident Funding Associates LP/PFG Finance Corp.
6.38%, 6/15/25 (a)	500	526
Radian Group, Inc.
4.50%, 10/1/24	350	359
Starwood Property Trust, Inc.
4.75%, 3/15/25 (a)	450	448
USIS Merger Sub, Inc.
6.88%, 5/1/25 (a)	725	734
		10,613
Industrials (18.2%)
Airxcel, Inc.
8.50%, 2/15/22 (a)	500	531
Apex Tool Group LLC
7.00%, 2/1/21 (a)	750	726
ARD Finance SA
7.13% Cash, 7.88% PIK, 9/15/23 (b)	600	628
Artesyn Embedded Technologies, Inc.
9.75%, 10/15/20 (a)	753	744
Atrium Windows & Doors, Inc.
7.75%, 5/1/19 (a)	875	891
Belden, Inc.
5.25%, 7/15/24 (a)	500	518
BlueLine Rental Finance Corp./BlueLine Rental LLC
9.25%, 3/15/24 (a)	750	802
Builders FirstSource, Inc.
5.63%, 9/1/24 (a)	425	444
BWAY Holding Co.
7.25%, 4/15/25 (a)	900	931
CEVA Group PLC
4.00%, 5/1/18 (a)	750	758
Cleaver-Brooks, Inc.
7.88%, 3/1/23 (a)	750	771
Core & Main LP
6.13%, 8/15/25 (a)	500	509
Coveris Holdings SA
7.88%, 11/1/19 (a)	650	648

CPG Merger Sub LLC
8.00%, 10/1/21 (a)	800	830
CTP Transportation Products LLC/CTP Finance, Inc.
8.25%, 12/15/19 (a)	1,000	980
EnPro Industries, Inc.
5.88%, 9/15/22	552	578
Flex Acquisition Co., Inc.
6.88%, 1/15/25 (a)	500	519
Flexi-Van Leasing, Inc.
7.88%, 8/15/18 (a)	1,000	1,000
FXI Holdings, Inc.
7.88%, 11/1/24 (a)	750	750
GCP Applied Technologies, Inc.
9.50%, 2/1/23 (a)	500	556
Gibraltar Industries, Inc.
6.25%, 2/1/21	361	367
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.
7.38%, 12/15/23 (a)	600	646
Itron, Inc.
5.00%, 1/15/26 (a)	400	403
JB Poindexter & Co., Inc.
9.00%, 4/1/22 (a)	501	521
JPW Industries Holding Corp.
9.00%, 10/1/24 (a)	900	943
Kenan Advantage Group, Inc. (The)
7.88%, 7/31/23 (a)	750	780
Koppers, Inc.
6.00%, 2/15/25 (a)	500	531
Kratos Defense & Security Solutions, Inc.
6.50%, 11/30/25 (a)	500	521
Martin Midstream Partners LP/Martin Midstream Finance Corp.
7.25%, 2/15/21	500	508
MasTec, Inc.
4.88%, 3/15/23	150	154
Multi-Color Corp.
4.88%, 11/1/25 (a)	650	654
Novelis Corp.
5.88%, 9/30/26 (a)	325	332
Park Aerospace Holdings Ltd.
5.25%, 8/15/22 (a)	250	249
SAExploration Holdings, Inc.
10.00% Cash, 11.00% PIK, 4/14/19 (a)(b)	1,158	590
SBA Communications Corp.
4.88%, 9/1/24	300	309
Standard Industries, Inc.
5.00%, 2/15/27 (a)	500	513
Summit Materials LLC/Summit Materials Finance Corp.
6.13%, 7/15/23	500	522
syncreon Group BV/syncreon Global Finance US, Inc.
8.63%, 11/1/21 (a)	450	367
Techniplas LLC
10.00%, 5/1/20 (a)	750	619
TriMas Corp.
4.88%, 10/15/25 (a)	350	352
TTM Technologies, Inc.
5.63%, 10/1/25 (a)	450	462
Tutor Perini Corp.
6.88%, 5/1/25 (a)	400	431
US Concrete, Inc.
6.38%, 6/1/24	500	539

XPO Logistics, Inc.
6.13%, 9/1/23 (a)	350	371
Zachry Holdings, Inc.
7.50%, 2/1/20 (a)	750	765
		26,563
Technology (3.2%)
BCP Singapore VI Cayman Financing Co., Ltd.
8.00%, 4/15/21 (a)	600	636
Boxer Parent Co., Inc.
9.00% Cash, 9.75% PIK, 10/15/19 (a)(b)	390	391
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
5.75%, 3/1/25 (a)	350	351
DynCorp International, Inc.
10.38% Cash, 1.50% PIK, 11/30/20 (b)	808	859
First Data Corp.
7.00%, 12/1/23 (a)	350	371
Harland Clarke Holdings Corp.
6.88%, 3/1/20 (a)	500	511
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.
6.00%, 7/15/25 (a)	500	529
RP Crown Parent LLC
7.38%, 10/15/24 (a)	500	525
Western Digital Corp.
7.38%, 4/1/23 (a)	500	541
		4,714
Utilities (2.0%)
Calpine Corp.
5.75%, 1/15/25	750	711
Dynegy, Inc.
7.38%, 11/1/22	500	529
LBC Tank Terminals Holding Netherlands BV
6.88%, 5/15/23 (a)	500	523
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 3/1/25	750	735
NRG Energy, Inc.
6.63%, 1/15/27	400	425
		2,923
		128,983
Sovereign (0.5%)
Shape Technologies Group, Inc.
7.63%, 2/1/20 (a)	770	789

Variable Rate Senior Loan Interests (8.1%)
Consumer, Cyclical (3.7%)
BJ’s Wholesale Club, Inc.,
2nd Lien Term
1 Month LIBOR + 7.50%, 8.95%, 1/27/25	1,000	979
Chassix Holdings, Inc.,
Term B
6 Month LIBOR + 5.50%, 7.19%, 11/15/23	725	729
Commercial Vehicle Group, Inc.,
Term B
1 Month LIBOR + 6.00%, 7.57%, 4/12/23	642	647

Neiman Marcus Group Ltd., LLC,
Term Loan
1 Month LIBOR + 3.25%, 4.64%, 10/25/20	494	404
Office Depot, Inc.,
Term B
6 Month LIBOR + 7.00%, 8.59%, 11/8/22	1,000	1,005
Playa Resorts Holding B.V.,
Term B
3 Month LIBOR + 3.25%, 4.62%, 4/27/24	648	652
Sesac Holdco II, LLC,
2nd Lien Term
3 Month LIBOR + 7.25%, 8.73%, 2/24/25	1,000	986
		5,402
Consumer, Non-Cyclical (0.4%)
Michael Baker International, LLC,
Term B
3 Month LIBOR + 4.50%, 5.94%, 11/21/22	500	501

Energy (0.7%)
Gavilan Resources, LLC,
2nd Lien Term
1 Month LIBOR + 6.00%, 7.46%, 3/1/24	1,000	996

Industrials (2.8%)
Associated Asphalt Partners, LLC,
Term B
1 Month LIBOR + 5.25%, 6.82%, 4/5/24	992	905
Commercial Barge Line Co.,
1st Lien Term
1 Month LIBOR + 8.75%, 10.32%, 11/12/20	456	267
Coveris Holdings S.A.,
Term B
3 Month LIBOR + 4.25%, 5.94%, 6/26/22	295	296
Gruden Acquisition, Inc.,
Term Loan
3 Month LIBOR + 5.50%, 7.19%, 8/18/22	490	492
Kemet Electronic Corp.,
Term B
1 Month LIBOR + 6.00%, 7.57%, 4/28/24	975	986
SAExploration Holdings, Inc.,
Term Loan
10.00%, 6/28/23	750	743
syncreon Global Finance, Inc.,
Term B
3 Month LIBOR + 4.25%, 5.63%, 10/28/20	497	438
		4,127
Technology (0.5%)
Solera, LLC,
Term B
1 Month LIBOR + 3.25%, 4.82%, 3/3/23	742	748
		11,774
Total Fixed Income Securities (Cost $140,686)		141,546

	Shares	Value (000)
Common Stocks (0.3%)
Auto Components (0.0%)
Exide Technologies (e)	592	1

Equity Real Estate Investment Trusts (REITs) (0.2%)
American Gilsonite Co. (c)(e) (acquisition cost - $-; acquired 3/30/17)	500	219

Machinery (0.0%)
Iracore International Holdings, Inc., Class A (e)(f)	470	70

Semiconductors & Semiconductor Equipment (0.0%)
UC Holdings, Inc. (c)(e)	2,826	47

Trading Companies & Distributors (0.1%)
Emeco Holdings Ltd. (Australia) (e)	430,643	84
Total Common Stocks (Cost $179)		421

Participation Note (0.0%)
Semiconductors & Semiconductor Equipment (0.0%)
UC Holdings, Inc. Equity Linked Notes, expires 9/23/20 (c)(e) (Cost $—)	2,802	26

Short-Term Investment (1.1%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (g) (Cost $1,609)	1,609,129	1,609
Total Investments (98.6%) (Cost $142,474) (h)(i)(j)(k)		143,602
Other Assets in Excess of Liabilities (1.4%)		1,986
Net Assets (100.0%)		$145,588

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	Security has been deemed illiquid at December 31, 2017.
(d)	When-issued security.
(e)	Non-income producing security.
(f)

At December 31, 2017, the Fund held a fair valued security valued at approximately $70,000, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust’s Trustees.

(g)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended December 31, 2017, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.

(h)	Securities are available for collateral in connection with purchase of a when-issued security.
(i)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2017, the Fund did not engage in any cross-trade transactions.

(j)

The approximate fair value and percentage of net assets, $351,000 and 0.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(k)

At December 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $4,425,000 and the aggregate gross unrealized depreciation is approximately $3,297,000, resulting in net unrealized appreciation of approximately $1,128,000.

LIBOR	London Interbank Offered Rate.
PIK	Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.

Portfolio Composition

Classification	Percentage of Total Investments
Consumer, Cyclical	18.8%
Industrials	18.6
Consumer, Non-Cyclical	15.3
Energy	13.0
Variable Rate Senior Loan Interests	8.2
Other*	7.7
Finance	7.4
Communications	6.0
Basic Materials	5.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2017 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (90.3%)
Agency Adjustable Rate Mortgages (1.0%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
3.04%, 6/1/38	$360	$380
3.29%, 7/1/38	479	507
3.31%, 1/1/36	436	461
3.31%, 3/1/37	596	628
		1,976
Agency Bond - Consumer Discretionary (U.S. Government Guaranteed) (0.3%)
Safina Ltd.
2.00%, 12/30/23	520	514

Agency Fixed Rate Mortgages (1.4%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
4.50%, 12/1/24	437	459
6.50%, 9/1/19 - 4/1/24	2	2
7.50%, 11/1/19 - 5/1/35	31	36
8.00%, 8/1/32	18	21
8.50%, 8/1/31	18	22
Federal National Mortgage Association,
Conventional Pools:
4.50%, 6/1/24 - 7/1/24	661	698
5.00%, 12/1/23 - 12/1/24	353	371
6.00%, 9/1/37	92	104
6.50%, 2/1/28 - 10/1/32	245	270
7.00%, 7/1/29 - 3/1/37	284	320
7.50%, 8/1/37	41	49
8.00%, 4/1/33	78	93
8.50%, 10/1/32	34	42
Government National Mortgage Association,
Various Pools:
6.00%, 11/15/38	135	151
8.50%, 7/15/30	76	86
		2,724
Asset-Backed Securities (18.8%)
Ally Auto Receivables Trust,
1.47%, 4/15/20	430	430
1.75%, 12/15/21	730	724
AMSR Trust
1 Month LIBOR + 1.40%, 2.89%, 11/17/33 (a)(b)	600	604
AVANT Loans Funding Trust
7.80%, 9/15/20 (a)	270	273
Bayview Opportunity Master Fund IIIa Trust,
3.10%, 9/28/32 (a)	454	454
3.35%, 11/28/32 (a)	698	698
Bayview Opportunity Master Fund IVb Trust,
3.50%, 1/28/55 (a)(b)	356	362
3.60%, 1/28/32 (a)	256	257
BMW Vehicle Lease Trust,
1.98%, 5/20/20	775	774
2.07%, 10/20/20	210	210

CAM Mortgage Trust
4.00%, 1/15/56 (a)	6	6
CLUB Credit Trust,
2.39%, 4/17/23 (a)	163	163
2.42%, 9/15/23 (a)	388	388
Colony American Homes,
1 Month LIBOR + 1.15%, 2.63%, 5/17/31 (a)(b)	370	371
1 Month LIBOR + 2.80%, 4.28%, 5/17/31 (a)(b)	550	554
1 Month LIBOR + 3.00%, 4.43%, 7/17/32 (a)(b)	600	606
1 Month LIBOR + 3.20%, 4.68%, 7/17/31 (a)(b)	397	400
Conn Funding II LP
2.73%, 7/15/19 (a)	106	106
Consumer Loan Underlying Bond Credit Trust
3.50%, 1/16/24 (a)	250	250
Ford Credit Auto Owner Trust
2.26%, 11/15/25 (a)	1,165	1,168
Foundation Finance Trust
3.30%, 7/15/33 (a)	700	699
GCAT LLC,
3.23%, 5/25/22 (a)	259	260
3.35%, 4/25/47 (a)	495	497
GMAT Trust
4.25%, 9/25/20 (a)	261	264
Hyundai Auto Receivables Trust
1.77%, 1/18/22	700	695
Invitation Homes Trust,
1 Month LIBOR + 1.35%, 2.84%, 6/17/32 (a)(b)	388	389
1 Month LIBOR + 2.75%, 4.21%, 8/17/32 (a)(b)	666	673
1 Month LIBOR + 3.15%, 4.64%, 6/17/32 (a)(b)	600	607
Lehman Manufactured Housing Asset-Backed
6.64%, 7/15/28	47	47
Mariner Finance Issuance Trust
3.62%, 2/20/29 (a)	550	554
Marlette Funding Trust
2.83%, 3/15/24 (a)	298	299
Mercedes-Benz Auto Lease Trust
1.35%, 8/15/19	621	619
MFA Trust
3.35%, 11/25/47 (a)	696	697
Nationstar HECM Loan Trust,
2.24%, 6/25/26 (a)(b)	123	123
2.82%, 9/25/27 (a)(b)	250	251
2.94%, 5/25/27 (a)	600	602
Nissan Auto Lease Trust
1.91%, 4/15/20	670	668
Nissan Auto Receivables Owner Trust
1.75%, 10/15/21	780	774
North Carolina State Education Assistance Authority
3 Month USD LIBOR + 0.80%, 2.17%, 7/25/25 (b)	327	328
Oak Hill Advisors Residential Loan Trust,
3.00%, 6/25/57 - 7/25/57 (a)	827	827
Ocwen Master Advance Receivables Trust,
2.50%, 9/15/48 (a)	700	701
2.72%, 8/16/49 (a)	600	596
Option One Mortgage Loan Trust Asset-Backed Certificates
1 Month LIBOR + 0.50%, 2.00%, 8/20/30 (b)	159	156
OSCAR US Funding Trust VII LLC
2.08%, 11/10/20 (a)(b)	220	220
Panhandle-Plains Higher Education Authority, Inc.
3 Month USD LIBOR + 0.95%, 2.29%, 7/1/24 (b)	74	74

PFS Financing Corp.,
2.57%, 7/15/22 (a)	460	455
2.74%, 10/17/22 (a)	440	438
Pretium Mortgage Credit Partners I LLC,
3.25%, 8/27/32 - 3/28/57(a)	1,008	1,009
3.33%, 12/30/32 (a)(b)	679	679
3.50%, 10/27/31 - 4/29/32(a)	748	751
Prosper Marketplace Issuance Trust
3.36%, 11/15/23 (a)	525	523
RCO Mortgage LLC
3.38%, 8/25/22 (a)	743	745
SBA Small Business Investment Cos.
2.25%, 9/10/22	511	507
Skopos Auto Receivables Trust
5.43%, 12/15/23 (a)	489	491
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes
2.53%, 11/16/48 (a)	700	694
Stanwich Mortgage Loan Co., LLC
3.60%, 3/16/22 (a)	225	225
Sunset Mortgage Loan Co., LLC
3.50%, 6/15/47 (a)	514	513
Towd Point Mortgage Trust,
2.15%, 2/25/57 (a)(b)	669	671
2.75%, 4/25/57 (a)(b)	175	175
U.S. Residential Opportunity Fund IV Trust
3.35%, 11/27/37 (a)	650	650
Velocity Commercial Capital Loan Trust
1 Month LIBOR + 1.80%, 3.13%, 10/25/46 (b)	274	277
Verizon Owner Trust,
1.68%, 5/20/21 (a)	610	606
1.77%, 4/20/22 (a)(b)	190	191
2.06%, 9/20/21 (a)	375	374
VOLT LIV LLC
3.50%, 2/25/47 (a)	160	160
VOLT LIX LLC
3.25%, 5/25/47 (a)	288	290
VOLT LV LLC
3.50%, 3/25/47 (a)	446	449
VOLT LVI LLC
3.50%, 3/25/47 (a)	468	472
VOLT LX LLC
3.25%, 4/25/59 (a)	338	340
VOLT LXI LLC
3.13%, 6/25/47 (a)	421	423
VOLT LXII LLC
3.13%, 9/25/47 (a)	481	482
VOLT LXIII LLC
3.00%, 10/25/47 (a)	650	650
VOLT LXIV LLC
3.38%, 10/25/47 (a)	683	684
VOLT NPL X LLC
4.75%, 10/26/54 (a)	26	26
VOLT XL LLC
4.38%, 11/27/45 (a)	176	177
VOLT XXV LLC
3.50%, 6/26/45 (a)	649	652
World Omni Auto Receivables Trust
1.49%, 12/15/20	1,483	1,480
		36,677

Collateralized Mortgage Obligations - Agency Collateral Series (2.4%)
Federal Home Loan Mortgage Corporation,
1.44%, 1/25/19	49	49
1.56%, 10/25/18	61	61
1.62%, 9/25/18	148	148
1.78%, 10/25/20	308	306
1.88%, 5/25/19	843	841
2.06%, 10/25/20	381	381
2.09%, 3/25/19	265	265
2.26%, 10/25/20	162	163
2.30%, 9/25/18	320	320
2.32%, 10/25/18	278	278
3.03%, 10/25/20 (b)	483	492
REMIC
7.50%, 9/15/29	597	683
Federal National Mortgage Association,
1 Month LIBOR + 0.22%, 1.46%, 6/25/18 (b)	9	8
1.55%, 4/25/18	91	91
1.63%, 2/25/18	18	18
2.17%, 9/25/19 (b)	529	530
		4,634
Commercial Mortgage-Backed Securities (0.2%)
Hudsons Bay Simon JV Trust
1 Month LIBOR + 1.58%, 2.96%, 8/5/34 (a)(b)	185	185
TRU Trust
1 Month LIBOR + 2.25%, 3.73%, 11/15/30 (a)(b)	198	197
		382
Corporate Bonds (62.0%)
Finance (28.8%)
ABN Amro Bank N.V.
2.10%, 1/18/19 (a)	1,175	1,175
ABN Amro Bank N.V.
2.50%, 10/30/18 (a)	630	633
American Express Credit Corp.,
Series G
1.80%, 7/31/18	425	425
2.25%, 8/15/19	675	677
ANZ New Zealand Int’l Ltd.
2.20%, 7/17/20 (a)	680	676
Bank of America Corp.,
MTN
2.63%, 10/19/20	780	787
Bank of Montreal,
1.79%, 9/11/19 (b)	945	945
MTN
1.50%, 7/18/19	375	371
Bank of New York Mellon Corp. (The),
MTN
2.45%, 11/27/20	525	527
Bank of Nova Scotia (The),
1.95%, 1/15/19	725	725
2.15%, 7/14/20	430	428
BB&T Corp.,
MTN
2.25%, 2/1/19	580	581
Berkshire Hathaway Finance Corp.
1.70%, 3/15/19	500	498

BNZ International Funding Ltd.
2.35%, 3/4/19 (a)	650	651
BPCE SA,
MTN
2.25%, 1/27/20	600	599
Branch Banking & Trust Co.
2.10%, 1/15/20	1,000	998
Canadian Imperial Bank of Commerce,
Series BKTN
2.10%, 10/5/20	840	834
Capital One Financial Corp.
2.40%, 10/30/20	940	935
Citibank NA
2.10%, 6/12/20	830	825
Citigroup, Inc.,
2.05%, 6/7/19	1,100	1,097
2.45%, 1/10/20	475	475
Commonwealth Bank of Australia
2.50%, 9/20/18	600	602
Credit Agricole SA
2.13%, 4/17/18 (a)	775	775
Credit Suisse AG,
Series G
2.30%, 5/28/19	650	651
Danske Bank A/S
1.65%, 9/6/19 (a)	1,700	1,683
DBS Group Holdings Ltd.
2.25%, 7/16/19 (a)	650	648
Deutsche Bank AG
2.70%, 7/13/20	750	747
Discover Bank
2.00%, 2/21/18	665	665
DNB Bank ASA
2.13%, 10/2/20 (a)	700	694
ERP Operating LP
2.38%, 7/1/19	550	551
Fifth Third Bank
2.20%, 10/30/20	850	845
Goldman Sachs Group, Inc. (The),
2.30%, 12/13/19	860	860
2.63%, 1/31/19	790	794
HSBC USA, Inc.
2.25%, 6/23/19	659	659
ING Bank N.V.
2.05%, 8/17/18 (a)	1,075	1,075
Intesa Sanpaolo SpA
3.88%, 1/16/18	355	355
Jackson National Life Global Funding,
1.88%, 10/15/18 (a)	275	275
2.20%, 1/30/20 (a)	550	548
JPMorgan Chase & Co.,
1.85%, 3/22/19	1,170	1,166
2.20%, 10/22/19	325	325
KeyBank NA
1.60%, 8/22/19	300	297
LeasePlan Corp. N.V.
2.88%, 1/22/19 (a)	500	500
Macquarie Bank Ltd.,
2.35%, 1/15/19 (a)	725	725
2.60%, 6/24/19 (a)	605	607

Manufacturers & Traders Trust Co.
2.10%, 2/6/20	560	558
MassMutual Global Funding II,
1.55%, 10/11/19 (a)	1,140	1,127
1.95%, 9/22/20 (a)	560	554
Metropolitan Life Global Funding I,
1.35%, 9/14/18 (a)	1,120	1,116
2.00%, 4/14/20 (a)	550	546
Mizuho Bank Ltd.
1.85%, 3/21/18 (a)	645	645
National Australia Bank Ltd.
1.38%, 7/12/19	1,220	1,205
National Bank of Canada
2.15%, 6/12/20	1,230	1,223
New York Life Global Funding
1.55%, 11/2/18 (a)	375	374
Nordea Bank AB,
1.63%, 9/30/19 (a)	900	890
1.88%, 9/17/18 (a)	800	800
PNC Bank NA
1.95%, 3/4/19	875	874
Principal Life Global Funding II
2.15%, 1/10/20 (a)	1,425	1,420
Protective Life Global Funding,
1.72%, 4/15/19 (a)	700	696
2.70%, 11/25/20 (a)	525	528
Royal Bank of Canada
2.15%, 10/26/20	900	895
Santander Holdings USA, Inc.
2.70%, 5/24/19	675	677
Santander UK Group Holdings PLC
2.88%, 10/16/20	200	201
Santander UK PLC
2.00%, 8/24/18	925	925
Skandinaviska Enskilda Banken AB,
1.75%, 3/19/18 (a)	380	380
2.30%, 3/11/20	530	529
Sumitomo Mitsui Banking Corp.,
1.76%, 10/19/18	400	399
2.45%, 1/10/19	630	631
Sumitomo Mitsui Trust Bank Ltd.
1.95%, 9/19/19 (a)	275	273
Suncorp-Metway Ltd.,
2.10%, 5/3/19 (a)	275	274
2.38%, 11/9/20 (a)	670	666
Svenska Handelsbanken AB
1.95%, 9/8/20	990	980
Swedbank AB
1.75%, 3/12/18 (a)	305	305
Synchrony Financial
3.00%, 8/15/19	800	806
Toronto-Dominion Bank (The),
MTN
1.95%, 1/22/19	575	574
UBS AG,
2.45%, 12/1/20 (a)	600	598
MTN
2.38%, 8/14/19	925	926
UnitedHealth Group, Inc.
2.70%, 7/15/20	500	506

US Bank NA
2.00%, 1/24/20	500	498
WEA Finance LLC/Westfield UK & Europe Finance PLC
2.70%, 9/17/19 (a)	600	603
Wells Fargo & Co.
2.15%, 1/15/19	360	361
Westpac Banking Corp.
1.65%, 5/13/19	625	621
		56,093
Industrials (31.4%)
Abbott Laboratories
2.35%, 11/22/19	860	861
AbbVie, Inc.,
1.80%, 5/14/18	1,150	1,149
2.50%, 5/14/20	575	577
Alimentation Couche-Tard, Inc.
2.35%, 12/13/19 (a)	660	660
Allergan Funding SCS
3.00%, 3/12/20	835	843
Amazon.com, Inc.
1.90%, 8/21/20 (a)	900	893
American Honda Finance Corp.,
1.95%, 7/20/20	250	248
MTN
1.20%, 7/12/19	530	523
2.45%, 9/24/20	550	552
Amgen, Inc.
2.20%, 5/22/19	790	790
Anheuser-Busch InBev Finance, Inc.
1.90%, 2/1/19	775	774
AstraZeneca PLC
1.75%, 11/16/18	1,495	1,492
AT&T, Inc.
2.45%, 6/30/20	1,225	1,224
AutoZone, Inc.
1.63%, 4/21/19	740	734
Baidu, Inc.
3.25%, 8/6/18	225	226
BAT International Finance PLC
2.75%, 6/15/20 (a)	450	452
Baxalta, Inc.
2.88%, 6/23/20	550	554
Bayer US Finance LLC
2.38%, 10/8/19 (a)	600	600
Becton Dickinson and Co.
2.68%, 12/15/19	300	301
Biogen, Inc.
2.90%, 9/15/20	525	532
BMW US Capital LLC,
1.50%, 4/11/19 (a)	700	695
2.15%, 4/6/20 (a)	400	399
Boston Scientific Corp.
2.65%, 10/1/18	570	572
BP Capital Markets PLC
2.32%, 2/13/20	400	401
Cardinal Health, Inc.
1.95%, 6/14/19	725	721

Caterpillar Financial Services Corp.,
MTN
1.35%, 5/18/19	790	782
1.80%, 11/13/18	300	300
CBS Corp.
2.30%, 8/15/19	625	625
Celgene Corp.
2.88%, 8/15/20	525	530
Chevron Corp.
1.99%, 3/3/20	1,260	1,250
CVS Health Corp.
1.90%, 7/20/18	550	550
Daimler Finance North America LLC,
1.50%, 7/5/19 (a)	500	494
2.30%, 1/6/20 (a)	325	324
2.38%, 8/1/18 (a)	750	752
Danone SA
1.69%, 10/30/19 (a)	875	865
Dell International LLC/EMC Corp.
3.48%, 6/1/19 (a)	900	912
Delta Air Lines, Inc.
2.88%, 3/13/20	575	579
Deutsche Telekom International Finance BV
6.00%, 7/8/19	650	686
Discovery Communications LLC
2.20%, 9/20/19	975	971
Dominion Energy Gas Holdings LLC
2.50%, 12/15/19	825	827
DR Horton, Inc.
2.55%, 12/1/20	480	480
EI du Pont de Nemours & Co.
2.20%, 5/1/20	700	700
EMD Finance LLC
2.40%, 3/19/20 (a)	575	574
Energy Transfer LP
2.50%, 6/15/18	575	576
Enterprise Products Operating LLC
2.55%, 10/15/19	325	326
Ford Motor Credit Co., LLC,
2.26%, 3/28/19	450	449
2.68%, 1/9/20	725	727
5.00%, 5/15/18	395	399
General Motors Co.
3 Month USD LIBOR + 0.80%, 2.19%, 8/7/20 (b)	950	956
General Motors Financial Co., Inc.
3.15%, 1/15/20	600	607
Gilead Sciences, Inc.,
1.85%, 9/20/19	445	443
2.55%, 9/1/20	500	505
Goldcorp, Inc.
2.13%, 3/15/18	520	520
Hewlett Packard Enterprise Co.
2.10%, 10/4/19 (a)	800	795
Hyundai Capital America,
2.00%, 3/19/18 (a)	350	350
2.50%, 3/18/19 (a)	775	773
2.55%, 4/3/20 (a)	175	174
2.60%, 3/19/20 (a)	325	322
Ingersoll-Rand Global Holding Co., Ltd.
2.88%, 1/15/19	335	337
JM Smucker Co. (The)
2.50%, 3/15/20	225	226

Kinder Morgan, Inc.
3.05%, 12/1/19	650	656
Kroger Co. (The)
2.00%, 1/15/19	750	749
Lockheed Martin Corp.,
1.85%, 11/23/18	555	554
2.50%, 11/23/20	225	227
Marathon Petroleum Corp.
2.70%, 12/14/18	725	728
McDonald’s Corp.,
MTN
2.20%, 5/26/20	550	550
McKesson Corp.
2.28%, 3/15/19	790	790
Mead Johnson Nutrition Co.
3.00%, 11/15/20	175	178
Medtronic, Inc.
2.50%, 3/15/20	550	553
Microsoft Corp.
1.85%, 2/6/20	775	773
Molson Coors Brewing Co.
1.45%, 7/15/19	775	766
Nissan Motor Acceptance Corp.,
2.00%, 3/8/19 (a)	575	574
2.35%, 3/4/19 (a)	570	571
2.65%, 9/26/18 (a)	720	723
Northrop Grumman Corp.
2.08%, 10/15/20	580	576
Novartis Capital Corp.
1.80%, 2/14/20	475	472
Orange SA
2.75%, 2/6/19	625	629
QUALCOMM, Inc.
2.10%, 5/20/20	1,816	1,809
Reynolds American, Inc.
2.30%, 6/12/18	525	526
Rockwell Collins, Inc.
1.95%, 7/15/19	800	796
Ryder System, Inc.,
MTN
2.65%, 3/2/20	125	125
Schlumberger Finance Canada Ltd.
2.20%, 11/20/20 (a)	410	408
Scripps Networks Interactive, Inc.
2.75%, 11/15/19	575	576
Shell International Finance BV
1.38%, 9/12/19	700	692
Sherwin-Williams Co. (The)
2.25%, 5/15/20	925	922
Siemens Financieringsmaatschappij N.V.,
1.30%, 9/13/19 (a)	900	887
2.15%, 5/27/20 (a)	550	547
Southwest Airlines Co.
2.75%, 11/6/19	600	605
Time Warner Cable LLC
6.75%, 7/1/18	400	409
Toyota Motor Credit Corp.,
2.10%, 1/17/19	500	501
MTN
1.40%, 5/20/19	625	619

TSMC Global Ltd.
1.63%, 4/3/18 (a)	800	799
Tyson Foods, Inc.
2.65%, 8/15/19	600	603
Union Pacific Corp.
2.25%, 6/19/20	550	551
United Technologies Corp.
1.90%, 5/4/20	800	792
Verizon Communications, Inc.
2.63%, 2/21/20	250	252
Vodafone Group PLC
1.50%, 2/19/18	750	749
Volkswagen Group of America Finance LLC
2.40%, 5/22/20 (a)	550	549
		61,245
Utilities (1.8%)
Dominion Energy, Inc.,
Series B
1.60%, 8/15/19	225	223
DTE Energy Co.
1.50%, 10/1/19	425	418
Eversource Energy
1.45%, 5/1/18	525	524
Origin Energy Finance Ltd.
3.50%, 10/9/18 (a)	200	201
Public Service Enterprise Group, Inc.
1.60%, 11/15/19	250	246
Sempra Energy
2.40%, 3/15/20	600	600
Southern Co. (The)
2.15%, 9/1/19	725	723
Southern Power Co.,
Series D
1.95%, 12/15/19	675	670
		3,605
		120,943
Mortgages - Other (2.5%)
CHL Mortgage Pass-Through Trust
5.50%, 5/25/34	170	173
CIM Trust
3.00%, 4/25/57 (a)(b)	758	762
Federal Home Loan Mortgage Corporation,
2.10%, 4/25/30 (b)	246	246
1 Month USD LIBOR + 0.90%, 2.45%, 10/25/27 (b)	38	38
1 Month USD LIBOR + 1.10%, 2.65%, 12/25/28 (b)	211	211
1 Month USD LIBOR + 1.20%, 2.75%, 10/25/29 (b)	289	294
1 Month USD LIBOR + 1.45%, 3.00%, 7/25/28 (b)	65	65
1 Month USD LIBOR + 1.75%, 3.30%, 9/25/28 (b)	52	52
Federal National Mortgage Association,
1 Month USD LIBOR + 1.30%, 2.85%, 4/25/29 - 7/25/29(b)	1,167	1,179
1 Month USD LIBOR + 1.45%, 3.00%, 1/25/29 (b)	220	223
1 Month USD LIBOR + 2.20%, 3.75%, 10/25/28 (b)	173	174
Finance of America Structured Securities Trust
3.62%, 11/25/27 (a)(b)	700	699
New Residential Mortgage Loan Trust,
3.75%, 5/28/52 - 8/25/55 (a)(b)	450	463

Sequoia Mortgage Trust
1 Month USD LIBOR + 0.62%, 2.12%, 8/20/34 (b)	313	305
		4,884
Sovereign (0.5%)
Korea Development Bank (The),
1.50%, 1/22/18	690	690
3 Month USD LIBOR + 0.45%, 1.91%, 2/27/20 (b)	320	319
		1,009
U.S. Agency Security (1.2%)
Private Export Funding Corp.
1.45%, 8/15/19	2,300	2,280
Total Fixed Income Securities (Cost $176,153)		176,023

	Shares	Value (000)
Short-Term Investments (8.4%)
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (c) (Cost $3,019)	3,018,986	3,019

	Face Amount (000)
U.S. Treasury Security (0.7%)
U.S. Treasury Bill
1.19%, 4/26/18 (d)(e) (Cost $1,345)	$1,350	1,344

Certificate of Deposit (0.5%)
International Bank (0.5%)
Sumitomo Mitsui Banking Corp.
1 Month USD LIBOR + 0.22%, 1.71%, 5/18/18 (b) (Cost $930)	930	930

Commercial Paper (5.7%)
Computer Technology (0.5%)
HP, Inc.
1.74%, 1/22/18 (f)	975	974

Domestic Bank (0.5%)
JP Morgan Securities LLC
0.01%, 6/22/18 (f)	950	942

Energy (1.4%)
Duke Energy Corp.
0.01%, 1/4/18 (f)	1,870	1,870
Enterprise Products Operating LLC
1.49%, 1/4/18 (f)	950	950
		2,820

International Bank (0.5%)
Skandinaviska Enskilda Banken AB
0.01%, 7/23/18 (f)	960	950

Transportation (0.5%)
Ryder System, Inc.
1.85%, 1/8/18 (f)	975	974

Wireless Telecom Services (2.3%)
Deutsche Telekom AG
1.64%, 1/12/18 (f)	980	979
Time Warner Cable, Inc.
1.93%, 2/20/18 (f)	1,950	1,945
Vodafone Group PLC,
1.69%, 1/5/18 (f)	980	980
1.83%, 10/4/18 (f)	650	640
		4,544
Total Commercial Paper (Cost $11,208)		11,204
Total Short-Term Investments (Cost $16,502)		16,497
Total Investments (98.7%) (Cost $192,655) (g)(h)(i)		192,520
Other Assets in Excess of Liabilities (1.3%)		2,584
Net Assets (100.0%)		$195,104

(a)	144A security – Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)

Floating or Variable rate securities: The rates disclosed are as of December 31, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended December 31, 2017, advisory fees paid were reduced by approximately $2,000 relating to the Fund’s investment in the Liquidity Funds.

(d)	Rate shown is the yield to maturity at December 31, 2017.
(e)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(f)	The rates shown are the effective yields at the date of purchase.
(g)	Securities are available for collateral in connection with open futures contracts.
(h)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2017, the Fund did not engage in any cross-trade transactions.

(i)

At December 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $512,000 and the aggregate gross unrealized depreciation is approximately $571,000, resulting in net unrealized depreciation of approximately $59,000.

LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
REMIC	Real Estate Mortgage Investment Conduit.

Futures Contracts:

The Fund had the following futures contracts open at December 31, 2017:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (000)
Short:
U.S. Treasury 2 yr. Note	180	Mar-18	(36,000)	$(38,540)	$70
U.S. Treasury 5 yr. Note	10	Mar-18	(1,000)	(1,161)	6
					$76

Portfolio Composition

Classification	Percentage of Total Investments
Industrials	31.8%
Finance	29.1
Asset-Backed Securities	19.1
Other*	11.4
Short-Term Investments	8.6
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open short futures contracts with an underlying face amount of approximately $39,701,000 with total unrealized appreciation of approximately $76,000.

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2017 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (94.5%)
Asset-Backed Securities (13.5%)
BNC Mortgage Loan Trust,
1 Month USD LIBOR + 0.16%, 1.71%, 3/25/37 (a)	$100	$93
Carrington Mortgage Loan Trust,
1 Month USD LIBOR + 0.22%, 1.77%, 1/25/37 (a)	100	74
CLUB Credit Trust,
5.13%, 4/17/23 (b)	100	102
Conn Funding II LP,
7.40%, 10/15/21 (b)	100	101
Countrywide Asset-Backed Certificates,
4.76%, 7/25/36	127	107
Credit Suisse First Boston Mortgage Securities Corp.,
1 Month USD LIBOR + 0.62%, 2.17%, 1/25/32 (a)	53	51
Ellington Loan Acquisition Trust,
1 Month USD LIBOR + 1.10%, 2.65%, 5/25/37 (a)(b)	100	100
EquiFirst Mortgage Loan Trust,
1 Month USD LIBOR + 2.18%, 3.73%, 10/25/34 (a)	44	45
GSAA Home Equity Trust,
6.00%, 11/25/36	29	19
GSAMP Trust,
1 Month USD LIBOR + 0.32%, 1.87%, 3/25/46 (a)	100	97
1 Month USD LIBOR + 1.05%, 2.60%, 10/25/33 (a)	36	36
Invitation Homes Trust,
1 Month LIBOR + 4.30%, 5.76%, 3/17/32 (a)(b)	100	101
Lehman ABS Manufactured Housing Contract Trust,
3.70%, 4/15/40	10	10
MASTR Asset-Backed Securities Trust,
1 Month USD LIBOR + 0.05%, 1.60%, 8/25/36 (a)	70	37
1 Month USD LIBOR + 0.24%, 1.79%, 8/25/36 (a)	68	37
Nationstar Home Equity Loan Trust,
1 Month USD LIBOR + 0.25%, 1.80%, 4/25/37 (a)	94	93
Ownit Mortgage Loan Trust,
1 Month USD LIBOR + 0.27%, 1.82%, 3/25/37 (a)	61	57
RAMP Trust,
1 Month USD LIBOR + 0.32%, 1.87%, 11/25/35 (a)	52	45
Truman Capital Mortgage Loan Trust,
1 Month USD LIBOR + 1.70%, 3.25%, 1/25/34 (a)(b)	59	59
1 Month USD LIBOR + 2.78%, 4.33%, 11/25/31 (a)(b)	55	55
VOLT XL LLC,
4.38%, 11/27/45 (b)	25	25
VOLT XXV LLC,
3.50%, 6/26/45 (b)	41	41
		1,385
Collateralized Mortgage Obligation - Agency Collateral Series (0.1%)
Government National Mortgage Association,
IO
0.80%, 8/20/58 (a)	458	12

Commercial Mortgage-Backed Securities (4.5%)
BAMLL Commercial Mortgage Securities Trust,
1 Month LIBOR + 5.50%, 6.98%, 12/15/31 (a)(b)	100	95
COMM Mortgage Trust,
2.87%, 2/10/48 (b)	100	83
GS Mortgage Securities Trust,
4.33%, 2/10/48 (a)(b)	100	81
4.65%, 6/10/47 (a)	50	51

JPMBB Commercial Mortgage Securities Trust,
3.84%, 2/15/48 (a)(b)	100		81
Wells Fargo Commercial Mortgage Trust,
4.10%, 5/15/48 (a)	75		67
			458
Corporate Bonds (37.8%)
Finance (16.9%)
ABN Amro Bank N.V.,
6.38%, 4/27/21	EUR	100	143
Banco Santander SA,
6.25%, 3/12/19 (c)	100		126
Bank of America Corp.,
MTN
4.25%, 10/22/26	$50		53
BNP Paribas SA,
3.80%, 1/10/24 (b)	250		259
BPCE SA,
5.15%, 7/21/24 (b)	200		217
Capital One Financial Corp.,
2.50%, 5/12/20	25		25
Citigroup, Inc.,
5.50%, 9/13/25	75		85
Colony NorthStar, Inc.,
5.00%, 4/15/23	25		26
Commonwealth Bank of Australia,
1.75%, 11/7/19 (b)	25		25
Cooperatieve Rabobank UA,
2.50%, 5/26/26	EUR	100	127
Deutsche Bank AG,
2.70%, 7/13/20	$25		25
Discover Financial Services,
3.95%, 11/6/24	25		25
Kennedy-Wilson, Inc.,
5.88%, 4/1/24	25		26
Lloyds Bank PLC,
6.50%, 3/24/20	EUR	50	68
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen,
6.00%, 5/26/41	100		142
Nationwide Building Society,
4.13%, 3/20/23	100		121
Spirit Realty Capital, Inc.,
3.75%, 5/15/21	$25		26
Starwood Property Trust, Inc.,
4.55%, 3/1/18	50		52
Synchrony Financial,
2.60%, 1/15/19	25		25
Vonovia Finance BV,
4.00%, 12/17/21 (c)	EUR	100	131
			1,727
Industrials (20.9%)
Acadia Healthcare Co., Inc.,
5.13%, 7/1/22	$5		5
Akamai Technologies, Inc.,
0.00%, 2/15/19	50		50
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
5.75%, 3/15/25	25		23

Allscripts Healthcare Solutions, Inc.,
1.25%, 7/1/20	50	54
Apex Tool Group LLC,
7.00%, 2/1/21 (b)	25	24
Aramark Services, Inc.,
4.75%, 6/1/26	25	25
AT&T, Inc.,
4.50%, 3/9/48	6	6
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
5.50%, 4/1/23	25	26
Becton Dickinson and Co.,
2.89%, 6/6/22	25	25
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25	50	53
Continental Airlines Pass-Through Trust,
6.13%, 4/29/18	25	25
Crown Castle International Corp.,
5.25%, 1/15/23	25	27
CSC Holdings LLC,
5.25%, 6/1/24	25	25
Ctrip.com International Ltd.,
1.25%, 9/15/22	25	26
Dell International LLC/EMC Corp.,
3.48%, 6/1/19 (b)	50	51
Delta Air Lines, Inc.,
2.88%, 3/13/20	25	25
DexCom, Inc.,
0.75%, 5/15/22 (b)	25	24
Dollar Tree, Inc.,
5.75%, 3/1/23	25	26
Electronics For Imaging, Inc.,
0.75%, 9/1/19	25	24
Finisar Corp.,
0.50%, 12/15/36	25	23
First Data Corp.,
5.38%, 8/15/23 (b)	25	26
General Motors Financial Co., Inc.,
4.30%, 7/13/25	50	52
Glencore Funding LLC,
3.88%, 10/27/27 (b)	25	25
Global Partners LP/GLP Finance Corp.,
7.00%, 6/15/23	25	26
Gray Television, Inc.,
5.13%, 10/15/24 (b)	25	25
Hanesbrands, Inc.,
4.63%, 5/15/24 (b)	9	9
4.88%, 5/15/26 (b)	16	17
Harland Clarke Holdings Corp.,
6.88%, 3/1/20 (b)	25	26
HCA, Inc.,
4.75%, 5/1/23	25	26
Intercept Pharmaceuticals, Inc.,
3.25%, 7/1/23	25	20
Ionis Pharmaceuticals, Inc.,
1.00%, 11/15/21	25	26
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
6.75%, 11/15/21 (b)	25	26
Kenan Advantage Group, Inc. (The),
7.88%, 7/31/23 (b)	25	26

KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
5.25%, 6/1/26 (b)		25	26
Lamar Media Corp.,
5.00%, 5/1/23		25	26
Lamb Weston Holdings, Inc.,
4.88%, 11/1/26 (b)		25	26
Lear Corp.,
5.25%, 1/15/25		50	53
Lions Gate Entertainment Corp.,
5.88%, 11/1/24 (b)		25	27
Macquarie Infrastructure Corp.,
2.00%, 10/1/23		25	24
Mallinckrodt International Finance SA / Mallinckrodt CB LLC,
4.88%, 4/15/20 (b)		15	15
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
5.50%, 4/15/25 (b)		10	8
MDC Partners, Inc.,
6.50%, 5/1/24 (b)		25	25
MGM Resorts International,
6.00%, 3/15/23		25	27
MPLX LP,
4.00%, 2/15/25		25	26
MSCI, Inc.,
4.75%, 8/1/26 (b)		9	9
Neurocrine Biosciences, Inc.,
2.25%, 5/15/24 (b)		25	32
Nuance Communications, Inc.,
1.00%, 12/15/35		25	24
Petrobras Global Finance BV,
6.13%, 1/17/22		50	53
PetSmart, Inc.,
7.13%, 3/15/23 (b)		25	15
Post Holdings, Inc.,
5.00%, 8/15/26 (b)		25	25
QUALCOMM, Inc.,
1.85%, 5/20/19		25	25
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.,
6.13%, 8/15/21 (b)		25	25
RSI Home Products, Inc.,
6.50%, 3/15/23 (b)		25	26
SBA Communications Corp.,
4.88%, 9/1/24		25	26
ServiceNow, Inc.,
0.00%, 6/1/22 (b)		25	29
Shell International Finance BV,
1.38%, 9/12/19		50	49
Solvay Finance SA,
5.12%, 6/2/21 (c)	EUR	100	135
Sprint Capital Corp.,
6.88%, 11/15/28	$25		25
Standard Industries, Inc.,
5.38%, 11/15/24 (b)		50	53
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
5.50%, 9/15/24 (b)		25	26
Telefonica Europe BV,
5.88%, 3/31/24 (c)	EUR	100	139
Tenet Healthcare Corp.,
5.13%, 5/1/25 (b)	$25		24
Tesla, Inc.,
0.25%, 3/1/19		25	26

Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 7/21/21		25	23
3.15%, 10/1/26		25	21
Tops Holding LLC/Tops Markets II Corp.,
8.00%, 6/15/22 (b)		25	14
Transurban Finance Co., Pty Ltd.,
3.38%, 3/22/27 (b)		25	25
Verint Systems, Inc.,
1.50%, 6/1/21		25	24
Viavi Solutions, Inc.,
0.63%, 8/15/33		25	26
Wolverine World Wide, Inc.,
5.00%, 9/1/26 (b)		25	25
Zachry Holdings, Inc.,
7.50%, 2/1/20 (b)		15	15
Zillow Group, Inc.,
2.00%, 12/1/21		25	27
			2,146
			3,873
Mortgages - Other (11.8%)
Alternative Loan Trust,
3.56%, 3/25/35 (a)		60	58
5.75%, 3/25/34		53	55
PAC
2.00%, 10/25/36 (a)		57	35
Banc of America Alternative Loan Trust,
5.71%, 10/25/36 (a)		90	55
Banc of America Mortgage Trust,
4.04%, 3/25/33 (a)		37	37
Bear Stearns ARM Trust,
3.30%, 2/25/36 (a)		64	64
Bear Stearns Structured Products, Inc. Trust,
4.01%, 1/26/36 (a)		29	26
Bear Stearns Trust,
3.32%, 4/25/35 (a)		43	41
3.35%, 2/25/36 (a)		39	37
3.61%, 3/25/36 (a)		127	111
Citigroup Mortgage Loan Trust,
3.39%, 6/25/36 (a)		29	23
GC Pastor Hipotecario 5 FTA,
3 Month EURIBOR + 0.17%, 0.00%, 6/21/46 (a)	EUR	47	49
Grifonas Finance PLC,
6 Month EURIBOR + 0.28%, 0.01%, 8/28/39 (a)		45	48
GSR Mortgage Loan Trust,
3.87%, 12/25/34 (a)	$75		74
HarborView Mortgage Loan Trust,
1 Month USD LIBOR + 0.19%, 1.69%, 1/19/38 (a)		28	27
3.66%, 2/25/36 (a)		63	49
IndyMac INDX Mortgage Loan Trust,
3.42%, 12/25/34 (a)		38	37
JP Morgan Mortgage Trust,
3.51%, 6/25/37 (a)		32	32
Lehman Mortgage Trust,
6.00%, 7/25/36		81	67
Luminent Mortgage Trust,
1 Month USD LIBOR + 0.23%, 1.78%, 5/25/37 (a)		89	83
Lusitano Mortgages No. 5 PLC,
3 Month EURIBOR + 0.26%, 0.00%, 7/15/59 (a)	EUR	44	50
MASTR Alternative Loan Trust,
6.25%, 7/25/36	$39		35

Reperforming Loan REMIC Trust,
8.50%, 6/25/35 (b)	82		87
STARM Mortgage Loan Trust,
3.79%, 1/25/37 (a)	35		36
			1,216
Sovereign (21.4%)
Argentina POM Politica Monetaria,
28.75%, 6/21/20 (a)	ARS	1,610	92
Australia Government Bond,
2.75%, 11/21/27	AUD	70	55
3.25%, 4/21/25	90		74
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/21 - 1/1/25	BRL	594	172
Cyprus Government International Bond,
3.88%, 5/6/22	EUR	70	95
4.25%, 11/4/25	40		58
Dominican Republic International Bond,
5.50%, 1/27/25	$100		106
Hellenic Republic Government Bond,
3.90%, 1/30/33	EUR	50	56
4.38%, 8/1/22 (b)	90		112
Hungary Government Bond,
3.00%, 10/27/27	HUF	15,000	63
5.50%, 6/24/25	11,150		54
Hungary Government International Bond,
5.38%, 3/25/24	$80		91
Indonesia Treasury Bond,
8.25%, 7/15/21	IDR	1,638,000	130
9.00%, 3/15/29	943,000		82
Malaysia Government Bond,
3.96%, 9/15/25	MYR	320	79
Mexican Bonos,
Series M
5.75%, 3/5/26	MXN	1,500	68
6.50%, 6/10/21	3,000		148
Peru Government Bond,
6.15%, 8/12/32 (b)	PEN	350	115
Petroleos Mexicanos,
6.50%, 3/13/27 (b)	$60		66
Portugal Obrigacoes do Tesouro OT,
4.13%, 4/14/27 (b)	EUR	165	235
5.65%, 2/15/24 (b)	40		61
Russian Federal Bond - OFZ,
7.00%, 8/16/23	RUB	10,300	179
			2,191
U.S. Treasury Securities (5.4%)
U.S. Treasury Bond,
2.50%, 2/15/45	$200		191
U.S. Treasury Notes,
0.38%, 1/15/27	235		233
2.13%, 5/15/25	130		128
			552
Total Fixed Income Securities (Cost $9,245)			9,687

	Shares	Value (000)
Short-Term Investments (4.7%)
Investment Company (4.3%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $438)	438,228	438

	Face Amount (000)
U.S. Treasury Security (0.4%)
U.S. Treasury Bill
1.19%, 4/26/18 (e)(f) (Cost $38)	$38	38
Total Short-Term Investments (Cost $476)		476
Total Investments (99.2%) (Cost $9,721) (g)(h)(i)		10,163
Other Assets in Excess of Liabilities (0.8%)		87
Net Assets (100.0%)		$10,250

(a)

Floating or Variable rate securities: The rates disclosed are as of December 31, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of December 31, 2017.

(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended December 31, 2017, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(e)	Rate shown is the yield to maturity at December 31, 2017.
(f)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(g)	Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreements.
(h)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2017, the Fund did not engage in any cross-trade transactions.

(i)

At December 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $577,000 and the aggregate gross unrealized depreciation is approximately $173,000, resulting in net unrealized appreciation of approximately $404,000.

EURIBOR	Euro Interbank Offered Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at December 31, 2017:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	AUD	366		$279	2/8/18	$(7)
Bank of America NA	CHF	50		$51	2/8/18	(—@	)
Bank of America NA	MXN	4,499		$238	2/8/18	11
Bank of America NA		$1	AUD	1	2/8/18	—@
Bank of America NA		$5	MXN	99	2/8/18	(—@	)
Bank of America NA		$105	PLN	372	2/8/18	2
Barclays Bank PLC		$96	NOK	795	2/8/18	1
Citibank NA	EUR	10		$12	2/8/18	(—@	)
Citibank NA	HUF	29,284		$111	2/8/18	(2)
Citibank NA	JPY	11,048		$98	2/8/18	—@
HSBC Bank PLC	EUR	42		$50	2/8/18	(1)
JPMorgan Chase Bank NA	ARS	870		$48	2/8/18	2
JPMorgan Chase Bank NA	BRL	679		$209	2/8/18	5
JPMorgan Chase Bank NA	IDR	1,535,821		$113	2/8/18	—@
JPMorgan Chase Bank NA	PEN	360		$111	2/8/18	—@
JPMorgan Chase Bank NA	RUB	4,341		$73	2/8/18	(2)
JPMorgan Chase Bank NA		$65	BRL	214	2/8/18	(1)
JPMorgan Chase Bank NA		$96	PEN	312	2/8/18	(—@	)
State Street Bank and Trust Co.	MYR	113		$28	2/8/18	(—@	)
UBS AG	EUR	1,602		$1,903	2/8/18	(23)
						$(15)

Futures Contracts:

The Fund had the following futures contracts open at December 31, 2017:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (000)
Short:
German Euro BOBL (Germany)	3	Mar-18	(300)	$(474)	$3
German Euro Bund (Germany)	2	Mar-18	(200)	(388)	3
German Euro OAT (Germany)	2	Mar-18	(200)	(372)	5
U.S. Treasury 10 yr. Note (United States)	5	Mar-18	(500)	(620)	4
U.S. Treasury 10 yr. Ultra Long Bond (United States)	8	Mar-18	(800)	(1,069)	4
U.S. Treasury 2 yr. Note (United States)	2	Mar-18	(400)	(428)	1
U.S. Treasury 5 yr. Note (United States)	10	Mar-18	(1,000)	(1,162)	5
					$25

Credit Default Swap Agreements:

The Fund had the following credit default swap agreements open at December 31, 2017:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (Received) (000)	Unrealized Depreciation (000)
Deutsche Bank AG
CMBX.NA.BB.60	NR	Sell	5.00%	Monthly	5/11/63	$13	$(3)	$ —@	$(3)
Goldman Sachs International
CMBX.NA.BB.60	NR	Sell	5.00	Monthly	5/11/63	20	(5)	(—@ )	(5)
Goldman Sachs International
CMBX.NA.BBB.60	NR	Sell	3.00	Monthly	5/11/63	200	(29)	(13)	(16)
Goldman Sachs International
CMBX.NA.BBB.60	NR	Sell	3.00	Monthly	5/11/63	27	(4)	(1)	(3)
Goldman Sachs International
CMBX.NA.BBB.60	NR	Sell	3.00	Monthly	5/11/63	64	(9)	(2)	(7)
Goldman Sachs International
CMBX.NA.BBB.60	NR	Sell	3.00	Monthly	5/11/63	109	(16)	(5)	(11)
Morgan Stanley & Co., LLC*
CDX.NA.HY.29	NR	Buy	5.00	Quarterly	12/20/22	200	(17)	(15)	(2)
						$633	$(83)	$(36)	$(47)

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at December 31, 2017:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)	Value (000)		Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.28%	Semi-Annual/ Quarterly	12/8/26	$160	$1		$—	$1
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.48	Semi-Annual/ Quarterly	12/21/26	110	(1)		—	(1)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.59	Semi-Annual/ Quarterly	12/8/46	22	(—@	)	—	(—@	)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.74	Semi-Annual/ Quarterly	12/21/46	50	(2)		—	(2)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.48	Semi-Annual/ Quarterly	5/23/47	40	1		—	1
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.56	Semi-Annual/ Quarterly	11/9/47	120	(—@	)	—	(—@	)
						$502	$(1)		$—	$(1)

@		Value is less than $500.
†		Credit rating as issued by Standard & Poor’s.
*		Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
NR		Not rated.
LIBOR		London Interbank Offered Rate.
ARS	—	Argentine Peso
AUD	—	Australian Dollar

BRL	—	Brazilian Real
CHF	—	Swiss Franc
EUR	—	Euro
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
JPY	—	Japanese Yen
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RUB	—	Russian Ruble
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	21.6%
Industrials	21.1
Finance	17.0
Asset-Backed Securities	13.6
Mortgages - Other	12.0
U.S. Treasury Securities	5.4
Short-Term Investments	4.7
Other**	4.6
Total Investments	100.0	%***

**	Industries and/or investment types representing less than 5% of total investments.
***

Does not include open short futures contracts with an underlying face amount of approximately $4,513,000 with total unrealized appreciation of approximately $25,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $15,000 and does not include open swap agreements with net unrealized depreciation of approximately $48,000.

Morgan Stanley Institutional Fund Trust

Ultra-Short Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2017 (unaudited)

	Face Amount (000)	Value (000)
Certificates of Deposit (6.1%)
Domestic Banks (1.8%)
BMO Harris Bank NA
1.79%, 3/26/18	$50,000	$50,000
Citibank NA
1.56%, 3/22/18	71,000	70,970
		120,970
International Banks (4.3%)
KBC Bank N.V.
1.67%, 3/22/18	280,000	278,849
Total Certificates of Deposit (Cost $399,983)		399,819

Commercial Paper (a) (14.0%)
Automobiles (1.5%)
Toyota Credit Canada, Inc.,
1.86%, 5/31/18	50,000	49,643
1.87%, 6/14/18	50,000	49,608
		99,251
Chemicals (0.9%)
EI du Pont de Nemours & Co.
1.75%, 3/13/18	60,000	59,778

Computer Technology (0.8%)
HP, Inc.
1.71%, 3/22/18 (b)	54,000	53,811

Diversified Financial Services (1.8%)
Fortive Corp.,
1.70%, 1/22/18 - 1/23/18	60,000	59,930
Lam Research Corp.
1.70%, 1/11/18 (b)	60,000	59,963
		119,893
Food & Beverage (0.9%)
Mondelez International, Inc.
1.86%, 3/16/18	55,000	54,790

Health Care Services (0.5%)
McKesson Corp.
2.05%, 1/29/18	34,000	33,949

International Banks (7.6%)
Canadian Imperial Bank of Commerce
1.71%, 3/22/18	40,000	39,856
DZ Privatbank SA,
1.50%, 1/12/18	60,000	59,968
1.57%, 3/22/18	65,000	64,762
1.60%, 3/22/18	100,000	99,634
1.90%, 3/22/18	75,000	74,726
Macquarie Bank Ltd.
1.66%, 3/22/18 (b)	75,000	74,686

National Australia Bank Ltd.
1.87%, 6/14/18	85,000	84,297
		497,929
Total Commercial Paper (Cost $919,412)		919,401

Corporate Bonds (1.8%)
International Banks (1.8%)
ANZ New Zealand International Ltd.
1.75%, 3/29/18 (b)	19,824	19,825
Caisse Centrale Desjardins
1.75%, 1/29/18 (b)	7,491	7,490
ING Bank N.V.
1.80%, 3/16/18 (b)	40,692	40,690
Mizuho Corporate Bank Ltd.
1.85%, 3/21/18 (b)	31,981	31,983
Sumitomo Mitsui Trust Bank Ltd.
1.80%, 3/28/18 (b)	15,102	15,100
Swedbank AB
1.75%, 3/12/18 (b)	6,830	6,827
Total Corporate Bonds (Cost $121,964)		121,915

Floating Rate Notes (c) (56.0%)
Diversified Financial Services (1.6%)
Collateralized Commercial Paper Co. LLC,
1 Month USD LIBOR + 0.22%, 1.71%, 5/11/18	30,000	30,010
1 Month USD LIBOR + 0.22%, 1.72%, 7/18/18	40,000	39,990
1 Month USD LIBOR + 0.22%, 1.77%, 5/23/18	10,000	10,004
Collateralized Commercial Paper II Co. LLC, 3 Month USD LIBOR + 0.14%
1.81%, 3/26/18 (b)	25,000	25,011
		105,015
Domestic Banks (3.3%)
HSBC Bank PLC, 1 Month USD LIBOR + 0.51%
1.94%, 2/9/18 (b)	25,000	25,015
HSBC Bank USA NA,
3 Month USD LIBOR + 0.33%, 1.71%, 2/1/18	10,000	10,003
1 Month USD LIBOR + 0.20%, 1.75%, 7/25/18	25,000	25,001
ING US Funding LLC, 1 Month USD LIBOR + 0.33%
1.88%, 1/26/18	50,000	50,015
Mizuho Securities USA LLC,
3 Month USD LIBOR + 0.46%, 1.82%, 1/22/18	35,000	35,003
3 Month USD LIBOR + 0.41%, 1.83%, 2/16/18	25,000	25,003
1.98%, 9/21/18 (b)	35,000	34,990
Wells Fargo Bank NA, 1 Month USD LIBOR + 0.54%
2.10%, 1/24/18	15,000	15,006
		220,036
International Banks (51.1%)
ANZ New Zealand International Ltd.,
1 Month USD LIBOR + 0.20%, 1.71%, 5/21/18 (b)	40,000	40,014
3 Month USD LIBOR + 0.15%, 1.79%, 6/21/18 (b)	125,000	125,049
ASB Finance Ltd. London,
1 Month USD LIBOR + 0.22%, 1.78%, 8/28/18 (b)	110,000	110,003
3 Month USD LIBOR + 0.15%, 1.79%, 6/21/18 (b)	50,000	50,015
1 Month USD LIBOR + 0.46%, 1.94%, 2/15/18 (b)	25,000	25,016
Bank of Montreal,
1 Month USD LIBOR + 0.22%, 1.62%, 8/7/18	68,500	68,498

3 Month USD LIBOR + 0.12%, 1.79%, 6/26/18	50,000	49,975
Bank of Nova Scotia, 3 Month USD LIBOR + 0.14%
1.77%, 9/20/18 (b)	30,000	30,002
Barclays Bank PLC,
3 Month USD LIBOR + 0.46%, 1.70%, 3/16/18	19,100	19,120
1 Month USD LIBOR + 0.49%, 1.99%, 2/20/18	17,030	17,042
3 Month USD LIBOR + 0.42%, 2.09%, 3/26/18	85,000	85,080
BNP Paribas SA, 3 Month USD LIBOR + 0.29%
1.96%, 3/27/18	50,000	50,040
BNZ International Funding Ltd.,
3 Month USD LIBOR + 0.15%, 1.72%, 6/14/18 (b)	80,000	80,024
3 Month USD LIBOR + 0.15%, 1.82%, 9/24/18 (b)	35,000	35,007
Canadian Imperial Bank of Commerce,
1 Month USD LIBOR + 0.26%, 1.72%, 11/13/18	75,000	75,007
1 Month USD LIBOR + 0.19%, 1.72%, 5/22/18 (b)	75,000	75,019
1.73%, 10/18/18 (b)	75,000	74,987
3 Month USD LIBOR + 0.25%, 1.81%, 9/13/18	13,000	13,003
1 Month USD LIBOR + 0.49%, 1.86%, 2/2/18 (b)	25,000	25,012
Commonwealth Bank of Australia,
1 Month USD LIBOR + 0.26%, 1.83%, 12/21/18 (b)	50,000	50,000
1 Month USD LIBOR + 0.37%, 1.92%, 2/23/18 (b)	20,000	20,011
1 Month USD LIBOR + 0.52%, 2.01%, 1/12/18 (b)	39,700	39,709
Credit Agricole, 1 Month USD LIBOR + 0.23%
1.72%, 8/17/18	140,000	139,965
Credit Suisse AG,
1 Month USD LIBOR + 0.26%, 1.75%, 8/17/18	110,000	110,002
1 Month USD LIBOR + 0.26%, 1.76%, 7/18/18	80,000	80,002
HSBC Bank PLC,
3 Month USD LIBOR + 0.14%, 1.81%, 6/25/18 (b)	60,000	60,019
1 Month USD LIBOR + 0.33%, 1.83%, 3/20/18 (b)	25,000	25,016
Lloyds Bank PLC,
3 Month USD LIBOR + 0.25%, 1.62%, 4/26/18	50,000	50,030
3 Month USD LIBOR + 0.18%, 1.85%, 6/25/18	75,000	75,031
Mizuho Bank Ltd.,
1 Month USD LIBOR + 0.23%, 1.72%, 6/18/18	130,000	130,013
3 Month USD LIBOR + 0.50%, 2.17%, 9/24/18	54,203	54,263
National Australia Bank Ltd.,
1 Month USD LIBOR + 0.35%, 1.72%, 3/1/18 (b)	50,000	50,028
1 Month USD LIBOR + 0.30%, 1.85%, 3/27/18 (b)	30,000	30,017
1 Month USD LIBOR + 0.40%, 1.91%, 2/21/18 (b)	20,000	20,012
Natixis NY,
1 Month USD LIBOR + 0.25%, 1.74%, 7/31/18	75,000	74,995
3 Month USD LIBOR + 0.31%, 1.75%, 5/18/18	75,000	75,072
Royal Bank of Canada,
3 Month USD LIBOR + 0.14%, 1.71%, 9/24/18	100,000	99,999
1 Month USD LIBOR + 0.20%, 1.75%, 7/24/18	75,000	74,992
1 Month USD LIBOR + 0.32%, 1.82%, 3/20/18	30,000	30,018
Sumitomo Mitsui Banking Corp.,
1 Month USD LIBOR + 0.22%, 1.71%, 6/18/18	145,000	145,005
1 Month USD LIBOR + 0.25%, 1.75%, 7/18/18	125,000	124,999
1 Month USD LIBOR + 0.22%, 1.75%, 6/22/18	20,000	20,000
1 Month USD LIBOR + 0.28%, 1.84%, 7/30/18	15,000	15,000
Sumitomo Mitsui Trust Bank Ltd.,
1 Month USD LIBOR + 0.22%, 1.71%, 6/18/18	130,000	130,005
1 Month USD LIBOR + 0.22%, 1.73%, 6/21/18	90,325	90,325
3 Month USD LIBOR + 0.20%, 1.87%, 9/25/18	52,000	52,015
Toronto Dominion Bank,
1 Month USD LIBOR + 0.20%, 1.71%, 8/21/18 (b)	50,000	49,990
1 Month USD LIBOR + 0.34%, 1.71%, 3/5/18	20,000	20,011
1 Month USD LIBOR + 0.32%, 1.86%, 3/20/18	25,000	25,016
1 Month USD LIBOR + 0.40%, 1.91%, 2/21/18	20,000	20,012

1 Month USD LIBOR + 0.52%, 1.98%, 1/16/18	20,000	20,006
UBS AG London,
1 Month USD LIBOR + 0.30%, 1.76%, 10/12/18 (b)	100,000	100,015
1 Month USD LIBOR + 0.30%, 1.79%, 11/13/18 (b)	120,000	120,020
Westpac Banking Corp.,
1 Month USD LIBOR + 0.32%, 1.81%, 3/15/18 (b)	30,000	30,019
1 Month USD LIBOR + 0.44%, 1.87%, 2/9/18 (b)	20,000	20,011
1 Month USD LIBOR + 0.41%, 1.90%, 2/16/18 (b)	10,000	10,006
1 Month USD LIBOR + 0.47%, 2.02%, 1/26/18 (b)	23,000	23,009
		3,352,571
Total Floating Rate Notes (Cost $3,677,011)		3,677,622

Repurchase Agreements (20.9%)
ABN Amro Securities LLC, (1.52%, dated 12/29/17, due 1/2/18; proceeds $61,010; fully collateralized by various Corporate Bonds; 1.25% - 8.25% due 3/1/18 - 12/1/54; valued at $64,050)	61,000	61,000
BNP Paribas Prime Brokerage, Inc., (1.65%, dated 12/29/17, due 1/2/18; proceeds $255,047; fully collateralized by various Corporate Bonds; 2.70% - 10.50% due 5/24/19 - 12/15/86 (d); valued at $269,496)	255,000	255,000
HSBC Securities USA, Inc., (1.52%, dated 12/29/17, due 1/2/18; proceeds $3,001; fully collateralized by various Corporate Bonds; 3.15% - 9.70% due11/10/18 - 3/1/26; valued at $3,154)	3,000	3,000
JP Morgan Securities LLC, (1.68%, dated 12/21/17, due 1/22/18; proceeds $30,045; fully collateralized by various Common Stocks; valued at $31,512) (Demand 1/13/18)	30,000	30,000
JP Morgan Securities LLC, (2.00%, dated 10/17/17, due 7/16/18; proceeds $177,646; fully collateralized by various Corporate Bonds; 4.88% -12.50% due 12/15/18 - 9/15/40; valued at $185,505) (Demand 4/16/18)	175,000	175,000
Merrill Lynch Pierce Fenner & Smith, (2.00%, dated 10/16/17, due 4/18/18; proceeds $217,192; fully collateralized by various Common Stocks and various Preferred Stocks; valued at $225,600) (Demand 2/21/18)	215,000	215,000
Merrill Lynch Pierce Fenner & Smith, (2.04%, dated 11/8/17, due 4/18/18; proceeds $35,319; fully collateralized by various Common Stocks , various Convertible Bonds; 0.25% - 5.00% due 2/1/19 - 2/15/30, various Corporate Bonds; 4.50% - 8.50% (d) and various Preferred Stocks; valued at $37,406) (Demand 2/21/18)	35,000	35,000
Pershing LLC, (1.63%, dated 12/29/17, due 1/2/18; proceeds $200,036; fully collateralized by a Commercial Paper; 1.63% due 2/15/15 and various Corporate Bonds; 1.20% - 10.50% due 1/5/18 - 10/1/96 (d); valued at $210,785)	200,000	200,000
RBC Capital Markets LLC, (1.92%, dated 12/14/17, due 5/1/18; proceeds $85,624; fully collateralized by various Corporate Bonds; 3.50% - 10.50% due 3/1/19 - 12/1/47 (d); valued at $88,116)	85,000	85,000
Scotia Capital USA, Inc., (1.62%, dated 12/29/17, due 1/2/18; proceeds $192,035; fully collateralized by various Corporate Bonds; 2.38% - 8.75% due 2/15/18 - 6/15/27; valued at $203,730)	192,000	192,000
Wells Fargo Securities LLC, (2.00%, dated 12/14/17, due 3/21/18; proceeds $60,323; fully collateralized by various Corporate Bonds; 3.00% - 5.75% due 2/1/18 - 11/17/45; valued at $62,965)	60,000	60,000
Wells Fargo Securities LLC, (2.00%, dated 12/14/17, due 3/22/18; proceeds $60,327; fully collateralized by various Corporate Bonds; 0.00% - 6.63% due 1/22/18 - 11/2/43 (d); valued at 63,197)	60,000	60,000
Total Repurchase Agreements (Cost $1,371,000)		1,371,000
Total Investments (98.8%) (Cost $6,489,370) (e)(f)		6,489,757
Other Assets in Excess of Liabilities (1.2%)		77,028
Net Assets (100.0%)		$6,566,785

(a)	The rates shown are the effective yields at the date of purchase.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

Floating or Variable rate securities: The rates disclosed are as of December 31, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of December 31, 2017.

(e)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2017, the Fund did not engage in any cross-trade transactions.

(f)

At December 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $924,000 and the aggregate gross unrealized depreciation is approximately $537,000, resulting in net unrealized appreciation of approximately $387,000.

LIBOR	London Interbank Offered Rate.
USD	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Floating Rate Notes	56.7%
Repurchase Agreements	21.1
Commercial Paper	14.2
Certificates of Deposit	6.1
Other*	1.9
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Notes to the Portfolio of Investments • December 31, 2017 (unaudited)

Security Valuation: Ultra-Short Income: Securities owned by the Fund are stated at amortized cost which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust’s Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) certain senior collateralized loans (“Senior Loans”) are valued based on quotations received from an independent pricing service; (5) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (6) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (7) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (8) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (9) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (10) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Trust has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Global Strategist
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—		$219	$—		$219
Agency Fixed Rate Mortgages	—		8,939	—		8,939
Asset-Backed Security	—		344	—		344
Collateralized Mortgage Obligations - Agency Collateral Series	—		173	—		173
Commercial Mortgage-Backed Securities	—		3,343	—		3,343
Corporate Bonds	—		37,949	—		37,949
Mortgages - Other	—		1,373	—		1,373
Sovereign	—		87,083	—		87,083
U.S. Treasury Securities	—		13,198	—		13,198
Total Fixed Income Securities	—		152,621	—		152,621
Common Stocks
Aerospace & Defense	543		368	—		911
Air Freight & Logistics	196		300	—		496
Airlines	13		203	—		216
Auto Components	119		1,028	—		1,147
Automobiles	23		4,293	—		4,316
Banks	4,353		15,721	—		20,074
Beverages	511		2,051	—		2,562
Biotechnology	721		490	—		1,211
Building Products	36		1,361	—		1,397
Capital Markets	1,269		2,378	—		3,647
Chemicals	646		3,831	—		4,477
Commercial Services & Supplies	168		510	—		678
Communications Equipment	410		301	—		711
Construction & Engineering	58		3,576	—		3,634
Construction Materials	—		453	—		453
Consumer Finance	9,940		41	—		9,981
Containers & Packaging	140		72	—		212
Distributors	9		—	—		9
Diversified Consumer Services	17		11	—		28
Diversified Financial Services	98		1,231	—		1,329
Diversified Telecommunication Services	545		3,031	—		3,576
Electric Utilities	601		1,415	—		2,016
Electrical Equipment	200		1,013	—		1,213
Electronic Equipment, Instruments & Components	105		975	—		1,080
Energy Equipment & Services	300		165	—	†	465	†
Equity Real Estate Investment Trusts (REITs)	843		1,165	—		2,008
Food & Staples Retailing	1,143		1,573	—		2,716
Food Products	384		2,410	—		2,794
Gas Utilities	12		261	—		273
Health Care Equipment & Supplies	798		1,070	—		1,868
Health Care Providers & Services	864		550	—		1,414
Health Care Technology	33		35	—		68
Hotels, Restaurants & Leisure	747		1,791	—		2,538
Household Durables	—		935	—		935
Household Products	594		970	—		1,564
Independent Power and Renewable Electricity Producers	2		81	—		83
Industrial Conglomerates	345		1,375	—		1,720
Information Technology Services	1,252		2,217	—		3,469
Insurance	701		4,437	—		5,138
Internet & Direct Marketing Retail	920		66	—		986
Internet Software & Services	833		108	—		941
Leisure Products	18		120	—		138
Life Sciences Tools & Services	205		131	—		336
Machinery	539		2,670	—		3,209
Marine	—		170	—		170
Media	1,099		919	—		2,018
Metals & Mining	480	†	2,311	—		2,791	†
Multi-Line Retail	223		200	—		423
Multi-Utilities	383		903	—		1,286
Oil, Gas & Consumable Fuels	2,574		4,703	—	†	7,277	†
Paper & Forest Products	25		485	—		510
Personal Products	76		1,933	—		2,009
Pharmaceuticals	1,131		5,521	—		6,652
Professional Services	179		2,373	—		2,552
Real Estate Management & Development	98		1,041	—		1,139
Road & Rail	745		1,307	—		2,052
Semiconductors & Semiconductor Equipment	1,093		896	—@		1,989
Software	1,365		1,374	—		2,739
Specialty Retail	584		804	—		1,388
Tech Hardware, Storage & Peripherals	1,862		406	—		2,268
Textiles, Apparel & Luxury Goods	169		2,110	—		2,279
Thrifts & Mortgage Finance	11		—	—		11
Tobacco	341		1,142	—		1,483
Trading Companies & Distributors	96		1,125	—		1,221
Transportation Infrastructure	—		1,878	—		1,878
Water Utilities	—		63	—		63
Wireless Telecommunication Services	140		1,118	—		1,258
Total Common Stocks	43,928	†	99,565	—@	†	143,493	†
Investment Company	622		—	—		622
Right	1		—	—		1
Short-Term Investments
Investment Company	32,230		—	—		32,230
U.S. Treasury Securities	—		3,591	—		3,591
Total Short-Term Investments	32,230		3,591	—		35,821
Foreign Currency Forward Exchange Contracts	—		2,808	—		2,808
Futures Contracts	2,055		—	—		2,055
Interest Rate Swap Agreements	—		1,167	—		1,167
Total Return Swap Agreements	—		180	—		180
Total Assets	78,836	†	259,932	—@	†	338,768	†
Liabilities:
Foreign Currency Forward Exchange Contracts	—		(2,957)	—		(2,957)
Futures Contracts	(507)		—	—		(507)
Interest Rate Swap Agreements	—		(486)	—		(486)
Total Return Swap Agreements	—		(831)	—		(831)
Total Liabilities	(507)		(4,274)	—		(4,781)
Total	$78,329	†	$255,658	$ —@	†	$333,987	†

@            Value is less than $500.

†                 Includes one or more securities which are valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of December 31, 2017, securities with a total value of approximately $93,162,000 transferred from Level 1 to Level 2. Securities that were valued using unadjusted quoted prices at September 30, 2017 were valued using other significant observable inputs at December 31, 2017. At December 31, 2017, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Global Strategist	Common Stocks (000)
Beginning Balance	$ —@	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—@
Realized gains (losses)	—
Ending Balance	$ —@	†

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2017	$ —@

@            Value is less than $500.

†                 Includes one or more securities which are valued at zero.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Multi-Asset Income
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$571	$—	$571
Commercial Mortgage-Backed Securities	—	237	—	237
Corporate Bonds	—	1,502	—	1,502
Sovereign	—	5,022	—	5,022
U.S. Treasury Securities	—	860	—	860
Total Fixed Income Securities	—	8,192	—	8,192
Common Stocks
Aerospace & Defense	—@	23	—	23
Air Freight & Logistics	—@	6	—	6
Airlines	—@	1	—	1
Auto Components	5	11	—	16
Automobiles	—@	79	—	79
Banks	55	466	—	521
Beverages	—@	38	—	38
Biotechnology	—@	10	—	10
Building Products	—@	36	—	36
Capital Markets	4	68	—	72
Chemicals	2	35	—	37
Commercial Services & Supplies	—@	12	—	12
Communications Equipment	—@	3	—	3
Construction & Engineering	—@	142	—	142
Construction Materials	—	20	—	20
Consumer Finance	460	—	—	460
Containers & Packaging	—@	1	—	1
Diversified Financial Services	1	18	—	19
Diversified Telecommunication Services	1	39	—	40
Electric Utilities	76	40	—	116
Electrical Equipment	—@	23	—	23
Electronic Equipment, Instruments & Components	—@	—	—	—
Energy Equipment & Services	—@	—	—	—
Equity Real Estate Investment Trusts (REITs)	507	208	—	715
Food & Staples Retailing	5	19	—	24
Food Products	—@	39	—	39
Gas Utilities	13	40	—	53
Health Care Equipment & Supplies	—@	13	—	13
Health Care Providers & Services	2	8	—	10
Health Care Technology	—@	—	—	—
Hotels, Restaurants & Leisure	—@	64	—	64
Household Durables	—@	4	—	4
Household Products	1	15	—	16
Independent Power and Renewable Electricity Producers	—	1	—	1
Industrial Conglomerates	—@	23	—	23
Information Technology Services	—@	88	—	88
Insurance	12	65	—	77
Internet & Direct Marketing Retail	1	—	—	1
Internet Software & Services	1	—@	—	1
Life Sciences Tools & Services	—@	2	—	2
Machinery	—@	5	—	5
Marine	—	3	—	3
Media	2	25	—	27
Metals & Mining	8	50	—	58
Multi-Line Retail	—@	3	—	3
Multi-Utilities	68	56	—	124
Oil, Gas & Consumable Fuels	256	120	—	376
Paper & Forest Products	—	4	—	4
Personal Products	—@	29	—	29
Pharmaceuticals	2	99	—	101
Professional Services	—@	96	—	96
Real Estate Management & Development	13	201	—	214
Road & Rail	8	24	—	32
Semiconductors & Semiconductor Equipment	—@	12	—@	12
Software	1	11	—	12
Specialty Retail	1	6	—	7
Tech Hardware, Storage & Peripherals	3	—	—	3
Textiles, Apparel & Luxury Goods	—@	33	—	33
Tobacco	—@	24	—	24
Trading Companies & Distributors	—@	19	—	19
Transportation Infrastructure	2	170	—	172
Water Utilities	29	20	—	49
Wireless Telecommunication Services	6	11	—	17
Total Common Stocks	1,545	2,681	—@	4,226
Investment Companies	1,319	3	—	1,322
Right	—@	—	—	—@
Short-Term Investments
Investment Company	1,961	—	—	1,961
U.S. Treasury Security	—	380	—	380
Total Short-Term Investments	1,961	380	—	2,341
Foreign Currency Forward Exchange Contracts	—	124	—	124
Futures Contracts	48	—	—	48
Credit Default Swap Agreements	—	9	—	9
Interest Rate Swap Agreements	—	58	—	58
Total Return Swap Agreements	—	8	—	8
Total Assets	4,873	11,455	—	16,328
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(122)	—	(122)
Futures Contracts	(26)	—	—	(26)
Interest Rate Swap Agreements	—	(24)	—	(24)
Total Return Swap Agreements	—	(38)	—	(38)
Total Liabilities	(26)	(184)	—	(210)
Total	$4,847	$11,271	$ —@	$16,118

@            Value is less than $500.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of December 31, 2017, securities with a total value of approximately $2,612,000 transferred from Level 1 to Level 2. Securities that were valued using unadjusted quoted prices at September 30, 2017 were valued using other significant observable inputs at December 31, 2017. At December 31, 2017, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Global Multi-Asset Income	Common Stock (000)
Beginning Balance	$ —@
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$ —@

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2017	$—

@            Value is less than $500.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Mid Cap Growth
Assets:
Common Stocks
Aerospace & Defense	$27,019	$—	$—	$27,019
Automobiles	6,277	—	—	6,277
Biotechnology	8,926	—	—	8,926
Capital Markets	8,422	—	—	8,422
Commercial Services & Supplies	5,575	—	—	5,575
Construction Materials	18,381	—	—	18,381
Electronic Equipment, Instruments & Components	4,918	—	—	4,918
Health Care Equipment & Supplies	37,393	—	—	37,393
Health Care Technology	68,856	—	—	68,856
Hotels, Restaurants & Leisure	5,295	—	—	5,295
Insurance	6,003	—	—	6,003
Internet & Direct Marketing Retail	21,171	—	—	21,171
Internet Software & Services	90,672	—	11,651	102,323
Life Sciences Tools & Services	28,448	—	—	28,448
Machinery	45,242	—	—	45,242
Multi-Line Retail	22,565	—	—	22,565
Professional Services	22,836	—	—	22,836
Software	78,619	—	—	78,619
Specialty Retail	28,253	—	—	28,253
Total Common Stocks	534,871	—	11,651	546,522
Short-Term Investments
Investment Company	68,109	—	—	68,109
Repurchase Agreements	—	10,559	—	10,559
Total Short-Term Investments	68,109	10,559	—	78,668
Call Options purchased	—	183	—	183
Total Assets	$602,980	$10,742	$11,651	$625,373

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of December 31, 2017, the Fund did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Mid Cap Growth	Common Stock (000)
Beginning Balance	$11,528
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	123
Realized gains (losses)	—
Ending Balance	$11,651

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2017	$123

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2017. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

Mid Cap Growth	Fair Value at December 31, 2017 (000)	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an increase in input

Internet Software & Services

Common Stock	$11,651	Discounted Cash Flow	Weighted Average Cost of Capital	16.0%		18.0%		17.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	4.9	x	18.6	x	4.6	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Core Plus Fixed Income
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$172	$—	$172
Agency Fixed Rate Mortgages	—	61,285	—	61,285
Asset-Backed Securities	—	30,540	—	30,540
Collateralized Mortgage Obligations - Agency Collateral Series	—	4,747	—	4,747
Commercial Mortgage-Backed Securities	—	18,188	—	18,188
Corporate Bonds	—	113,878	—	113,878
Mortgages - Other	—	26,494	—	26,494
Municipal Bonds	—	2,459	—	2,459
Sovereign	—	28,937	—	28,937
U.S. Agency Security	—	2,056	—	2,056
U.S. Treasury Securities	—	38,039	—	38,039
Total Fixed Income Securities	—	326,795	—	326,795
Short-Term Investments
Investment Company	35,017	—	—	35,017
U.S. Treasury Securities	—	1,193	—	1,193
Total Short-Term Investments	35,017	1,193	—	36,210
Foreign Currency Forward Exchange Contracts	—	322	—	322
Futures Contracts	228	—	—	228
Interest Rate Swap Agreements	—	103	—	103
Total Assets	35,245	328,413	—	363,658
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(346)	—	(346)
Futures Contracts	(144)	—	—	(144)
Credit Default Swap Agreements	—	(113)	—	(113)
Interest Rate Swap Agreement	—	(29)	—	(29)
Total Liabilities	(144)	(488)	—	(632)
Total	$35,101	$327,925	$—	$363,026

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of December 31, 2017, the Fund did not have any investments transfer between investment levels.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Corporate Bond
Assets:
Fixed Income Securities
Asset-Backed Securities	$—	$264	$—	$264
Corporate Bonds	—	46,157	—	46,157
Total Fixed Income Securities	—	46,421	—	46,421
Short-Term Investments
Investment Company	2,291	—	—	2,291
U.S. Treasury Security	—	358	—	358
Total Short-Term Investments	2,291	358	—	2,649
Futures Contracts	38	—	—	38
Interest Rate Swap Agreements	—	4	—	4
Total Assets	2,329	46,783	—	49,112
Liabilities:
Futures Contracts	(14)	—	—	(14)
Credit Default Swap Agreement	—	(6)	—	(6)
Interest Rate Swap Agreement	—	(5)	—	(5)
Total Liabilities	(14)	(11)	—	(25)
Total	$2,315	$46,772	$—	$49,087

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of December 31, 2017, the Fund did not have any investments transfer between investment levels.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
High Yield
Assets:
Fixed Income Securities
Corporate Bonds	$—	$128,983	$—	$128,983
Sovereign	—	789	—	789
Variable Rate Senior Loan Interests	—	11,774	—	11,774
Total Fixed Income Securities	—	141,546	—	141,546
Common Stocks
Auto Components	—	1	—	1
Equity Real Estate Investment Trusts (REITs)	—	219	—	219
Machinery	—	—	70	70
Semiconductors & Semiconductor Equipment	—	47	—	47
Trading Companies & Distributors	—	84	—	84
Total Common Stocks	—	351	70	421
Participation Note	—	26	—	26
Short-Term Investment
Investment Company	1,609	—	—	1,609
Total Assets	$1,609	$141,923	$70	$143,602

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of December 31, 2017, securities with a total value of approximately $85,000 transferred from Level 1 to Level 2. Securities that were valued using unadjusted quoted prices at September 30, 2017 were valued using other significant observable inputs at December 31, 2017. At December 31, 2017, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification. As of December 31, 2017, securities with a total value of approximately $70,000 transferred from Level 2 to Level 3. Securities that were valued using other significant observable inputs at September 30, 2017 were valued using significant unobservable inputs at December 31, 2017.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

High Yield	Common Stock (000)
Beginning Balance	$—
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	70
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$70

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2017	$—

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2017.

High Yield	Fair Value at December 31, 2017 (000)	Valuation Technique	Unobservable Input	Range		Selected Value	Impact to Valuation from an increase in input

Machinery

Common Stock	$70	Market Transaction Method	Enterprise Value/EBITDA	5.5x	7.6x	6.4x	Increase

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Short Duration Income
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$1,976	$—	$1,976
Agency Bond - Consumer Discretionary (U.S. Government Guaranteed)	—	514	—	514
Agency Fixed Rate Mortgages	—	2,724	—	2,724
Asset-Backed Securities	—	36,677	—	36,677
Collateralized Mortgage Obligations - Agency Collateral Series	—	4,634	—	4,634
Commercial Mortgage-Backed Securities	—	382	—	382
Corporate Bonds	—	120,943	—	120,943
Mortgages - Other	—	4,884	—	4,884
Sovereign	—	1,009	—	1,009
U.S. Agency Security	—	2,280	—	2,280
Total Fixed Income Securities	—	176,023	—	176,023
Short-Term Investments
Investment Company	3,019	—	—	3,019
U.S. Treasury Security	—	1,344	—	1,344
Certificate of Deposit	—	930	—	930
Commercial Paper	—	11,204	—	11,204
Total Short-Term Investments	3,019	13,478	—	16,497
Futures Contracts	76	—	—	76
Total Assets	$3,095	$189,501	$—	$192,596

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of December 31, 2017, the Fund did not have any investments transfer between investment levels.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Strategic Income
Assets:
Fixed Income Securities
Asset-Backed Securities	$—	$1,385	$—	$1,385
Collateralized Mortgage Obligation - Agency Collateral Series	—	12	—	12
Commercial Mortgage-Backed Securities	—	458	—	458
Corporate Bonds	—	3,873	—	3,873
Mortgages - Other	—	1,216	—	1,216
Sovereign	—	2,191	—	2,191
U.S. Treasury Securities	—	552	—	552
Total Fixed Income Securities	—	9,687	—	9,687
Short-Term Investments
Investment Company	438	—	—	438
U.S. Treasury Security	—	38	—	38
Total Short-Term Investments	438	38	—	476
Foreign Currency Forward Exchange Contracts	—	21	—	21
Futures Contracts	25	—	—	25
Interest Rate Swap Agreements	—	2	—	2
Total Assets	463	9,748	—	10,211
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(36)	—	(36)
Credit Default Swap Agreements	—	(47)	—	(47)
Interest Rate Swap Agreements	—	(3)	—	(3)
Total Liabilities	—	(86)	—	(86)
Total	$463	$9,662	$—	$10,125

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of December 31, 2017, the Fund did not have any investments transfer between investment levels.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Ultra-Short Income
Assets:
Short-Term Investments
Certificates of Deposit	$—	$399,819	$—	$399,819
Commercial Paper	—	919,401	—	919,401
Corporate Bonds	—	121,915	—	121,915
Floating Rate Notes	—	3,677,622	—	3,677,622
Repurchase Agreements	—	1,371,000	—	1,371,000
Total Short-Term Investments	—	6,489,757	—	6,489,757
Total Assets	$—	$6,489,757	$—	$6,489,757

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of December 31, 2017, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
February 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
February 15, 2018

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 15, 2018